Registration Nos. 333-151913
                                                                       811-04473


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-6


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]

Pre-Effective Amendment No.  ___                                         [ ]

Post-Effective Amendment No. 1                                           [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]

Amendment No.  55                                                        [X]


                            ------------------------

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                           (Exact Name of Registrant)

                            ------------------------

                          AMERITAS LIFE INSURANCE CORP.
                               (Name of Depositor)
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-1122

                            ------------------------

                                 Robert G. Lange
              Vice President, General Counsel & Assistant Secretary
                          Ameritas Life Insurance Corp.
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-1122

                            ------------------------

Approximate Date of Proposed Public Offering: as soon as practicable after effective date.

        It is proposed that this filing will become effective:
          [ ] 60 days after filing pursuant to paragraph a of Rule 485
          [ ] on pursuant to paragraph a of Rule 485
          [X] on May 1, 2009 pursuant to paragraph b of Rule 485
          [ ] immediately upon filing pursuant to paragraph b of Rule 485

          If appropriate, check the following box:

          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    TITLE OF SECURITIES BEING REGISTERED: SECURITIES OF UNIT INVESTMENT TRUST

    Excel Performance VUL Flexible Premium Variable Universal Life Insurance

PROSPECTUS:  May 1, 2009

Excel Performance VUL
                                            [Ameritas Life Insurance Corp. Logo]
                                                                 A UNIFI Company
Individual Flexible Premium
Variable Universal Life Insurance Policy
                                            Ameritas Variable Separate Account V


         This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, provide life insurance protection while having flexibility, within limits, as to the amount and timing of premium payments, the amount of the death benefit, and how you invest your Account Value. The value of your Policy will increase or decrease based on the performance of the Investment Options you choose. The amount of the death benefit can also vary as a result of investment performance.

         You may allocate all or part of your Account Value among a variety of Subaccount variable Investment Options where you have the investment risk, including possible loss of principal. The Subaccounts are listed in the Investment Options section of this prospectus.

         You may also allocate all or part of your investment to a Fixed Account option, where we have the investment risk. We guarantee a fixed rate of interest on your investment in the Fixed Account.

    Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy.

          Prospectuses for the portfolios that underlie the Subaccount variable Investment Options are available without charge from your sales representative or from our Service Center.



      The Securities and Exchange Commission ("SEC") does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

    This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain features described in this prospectus, may not be available in all states.

    No one is authorized to give information or make any representation about the Policy that is not in this prospectus. If anyone does so, you should not rely upon it as being accurate or adequate.


            NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE

              Ameritas Life Insurance Corp. (we, us, our, Ameritas)
            Service Center, P.O. Box 82550, Lincoln, Nebraska 68501.
                        1-800-745-1112. www.ameritas.com


Excel Performance VUL                  1

Contacting Us. To answer your questions or to send additional premium, contact your sales representative or write or call us at:

                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       Or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-7335
                         Interfund Transfer Request Fax:
                                 1-402-467-7923
                                www.ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the Correct Form of Written Notice "in good order" is important for us to accurately process your Policy elections and changes. Many forms can be found at the online services section of our Internet site. Or, call us at our toll-free number and we will send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service you want, we accept some Written Notices by facsimile. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to: "Ameritas Life Insurance Corp."

TABLE OF CONTENTS                                           Begin on Page

POLICY SUMMARY...................................................3
     Policy Benefits.............................................3
     Policy Risks................................................4
CHARGES..........................................................6
     Policy Charges..............................................6
     Portfolio Company Operating Expenses........................8
CHARGES EXPLAINED...............................................14
     Transaction Charges........................................14
     Periodic Charges:
         Monthly Deductions from Account Value..................14
     Periodic Charges:
         Daily Deductions from Separate Account Assets..........15
INVESTMENT OPTIONS..............................................16
     Separate Account Variable Investment Options...............16
     Fixed Account Option.......................................19
     Transfers..................................................19
     Third Party Services.......................................20
     Disruptive Trading Procedures..............................20
     Systematic Transfer Programs...............................22
     Model Asset Allocation.....................................23
OTHER IMPORTANT POLICY INFORMATION..............................24
     Policy Application and Issuance............................24
     Account Value..............................................25
     Telephone Transactions.....................................26
     Electronic Delivery and Communications.....................26
     Misstatement of Age or Gender..............................26
     Suicide....................................................26
     Incontestability...........................................27
     Assignment.................................................27
     Lapse and Grace Period.....................................27
     Reinstatement..............................................27
     Delay of Payments or Transfers.............................28
     Beneficiary................................................28
     Minor Owner or Beneficiary.................................28
     Policy Changes.............................................29
     "Right to Examine" Period..................................29
     Optional Features..........................................29
     Nonparticipating...........................................29
POLICY DISTRIBUTIONS............................................29
     Death Benefit..............................................29
     Policy Loans...............................................32
     Cash Surrender.............................................33
     Partial Withdrawal.........................................33
     Payment of Policy Proceeds.................................34
TAX MATTERS.....................................................34
LEGAL PROCEEDINGS...............................................37
HOW TO GET FINANCIAL STATEMENTS.................................37
DISTRIBUTION OF THE POLICY......................................37
APPENDIX A: Optional Features...................................38
DEFINED TERMS...................................................39
     IMSA                                                Last Page
     Illustrations
     Statement of Additional Information; Registration Statement
     Reports to You
Excel Performance VUL                  2

POLICY SUMMARY

         The Excel Performance VUL Policy is flexible premium variable universal life insurance offered and issued by Ameritas Life Insurance Corp. ("Ameritas" or "we"), 5900 "O" Street, Lincoln, Nebraska 68510. The Policy offers variable Investment Options through Subaccounts of Ameritas Variable Separate Account V (the "Separate Account"), a separate account operated by us under Nebraska law, and a fixed interest rate option through the Fixed Account. The Policy's primary purpose is to provide lifetime protection against economic loss due to the death of the insured person. We are obligated to pay all amounts promised under the Policy. Premium is used to create Account Value to cover Policy charges and to generate investment earnings. The amount we require as your first premium depends on the Policy benefits that you elect and the rate class of the Insured. The Policy is called a "flexible premium" policy because you may make any other premium payments you wish at any time. The Policy is referred to as a "variable" life insurance policy because the value of the amount you invest in the Policy may increase or decrease daily based on the investment results of the variable Investment Options that you choose. The amount we pay to the Policy's beneficiary upon the death of the Insured person (the "death benefit proceeds") may vary similarly. The Policy pays death benefit proceeds to the Policy beneficiary upon the Insured's death, or pays a Cash Surrender Value to you if you Surrender the Policy. The Insured cannot be over age 80 on the Insured's birthday nearest the Policy Date. We will issue the Policy only for an initial Specified Amount of insurance coverage of $100,000 or more. The Policy is subject to the laws of the state where the application is signed.

         POLICY BENEFITS

         You have flexibility under the Policy. Within certain limits, you can vary the amount and timing of premium payments, change the death benefit, and transfer amounts among the Investment Options. You can take out a Policy loan, make a partial withdrawal from the Account Value, or Surrender your Policy completely, subject to payment of charges and certain restrictions. We will pay Surrender amounts or death benefit proceeds in a lump sum.

Death Benefit.
     o We will pay the death benefit proceeds to the beneficiary when we receive satisfactory proof of death of the Insured while the Policy is in force.
     o If you meet certain premium requirements, we will guarantee a death benefit for a certain period even if your Policy's Cash Surrender Value falls to zero.
     o    Three death benefit options are available.
Death benefit proceeds are reduced by any Policy Debt and any Monthly Deductions due but unpaid at death. See the POLICY DISTRIBUTIONS: Death Benefit section for details.

Surrender and Partial Withdrawals.
     o You can Surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Account Value. Applicable charges are shown in the CHARGES section.
     o Restrictions include that we may defer payments from the Fixed Account for up to six months.

Loans.
     o    You may borrow a limited amount of Account Value.
     o    Interest accrues on outstanding loan amounts.
     o After five Policy years, a lower interest rate may be available for a portion of your Policy Debt.

Policy Riders.
         When you apply for the Policy, you can request any of the optional supplementary benefit riders that we make available. Charges for most riders will be deducted monthly from the Account Value. (See the CHARGES section on the next pages.) Availability of riders varies from state to state.

Investment Options.
     o Variable Investment Option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios.
     o Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
     o You may transfer Account Value between Investment Options, subject to limits.
     o Model asset allocation, dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Excel Performance VUL                  3

         Variable Investment Option returns vary, depending upon the investment results of the underlying portfolios. The Investment Options cover a broad spectrum of investment styles and strategies. Although the portfolios that underlie the Subaccounts operate like publicly traded mutual funds, there are important differences. You can transfer money from one investment account to another without tax liability. Also, any dividends and capital gains distributed by each underlying portfolio are automatically reinvested and reflected in the portfolio's value and create no taxable event for you. If and when Policy earnings are distributed (generally as a result of a Surrender or withdrawal), they will be treated as ordinary income instead of as capital gains.

         POLICY RISKS

Suitability, Investment Risks, and Underlying Portfolio Risks.
         The Policy is unsuitable for short-term savings or short-term life insurance needs. You should evaluate the Policy's long-term investment potential and risks before purchasing a Policy. You should purchase a Policy only if you have the financial capability and the intent to keep the Policy in force for a substantial period of time.

         Your Account Value (and in some circumstances your death benefit) will fluctuate with changes in interest rates and performance of the underlying portfolios. You assume the risk that your Account Value may decline or not perform to your expectations. Each underlying portfolio has various investment risks and some have greater risks than others.

         As mentioned above, the investment performance of any Investment Option may be good or bad. Your Policy value will rise or fall based on the investment performance of the underlying portfolios of the Subaccounts you select. The fund prospectuses accompanying this Policy prospectus provide comprehensive discussion of the risks of each underlying portfolio. There is no assurance that any underlying portfolio will meet its objectives.

Lapse Risks.
         If the Cash Surrender Value is not sufficient to pay charges when due, your Policy can terminate, or "lapse." This can happen if you have not paid enough premiums or if the Investment Options you selected experienced poor performance or because of a combination of both factors. You will be given a "grace period" within which to make additional premium payments to keep the Policy from lapsing. Even if the Policy does lapse, you may be given the opportunity to reinstate the Policy by making the required premium payments and satisfying certain other conditions.

         Since partial withdrawals reduce your Account Value, partial withdrawals increase the risk of lapse. Policy Debt also increases the risk of lapse.

Limitations on Access.
         As mentioned above, partial withdrawals may have certain limits and restrictions. As well, Policy Debt, partial withdrawals and Surrenders may be subject to income tax and penalty tax. Policy Debt and partial withdrawals will decrease death benefit protection and may cause the Policy to lapse, in which case you would have no coverage. Even if you pay Planned Periodic Premiums, your Policy could lapse if the Cash Surrender Value is not enough to pay the Monthly Deduction. However, your Policy will stay in force for the first 10 Policy years if you meet the Minimum No-Lapse Premium requirements.

Transfer Risks.
         There is a risk that you will not be able to transfer your Account Value from one Investment Option to another because of limits on the dollar amount or frequency of transfers you can make. Limitations on transfers out of the Fixed Account are more restrictive than those that apply to transfers out of the Subaccounts.

Early Surrender Risks.
         Depending on the Account Value at the time you are considering Surrender, there may be little or no Cash Surrender Value payable to you.


Excel Performance VUL                  4

Market Timing Risks.
         Investments in variable life insurance products can be a prime target for abusive transfer activity because these products value their Subaccounts on a daily basis and allow transfers among Subaccounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Subaccounts in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a Subaccount can be harmed by frequent transfer activity since such activity may expose the investment account's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage the portfolio's investments in accordance with the portfolio's investment objectives and policies, both of which may result in dilution with respect to interests held for long-term investment.

         To discourage disruptive frequent trading activity, we impose restrictions on transfers (See the Disruptive Trading Procedures section.) and reserve the right to change, suspend or terminate telephone, facsimile and Internet transaction privileges (See the Transfers section.). In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to: (i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, and
(iii) restricting transfers into and out of certain Subaccounts. We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.

         While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors.

Tax Risks.
         Death benefits for individually owned life insurance generally are not subject to income tax. Other federal and state taxes may apply. In general, you will be taxed on the amount of a distribution if it exceeds the investment in the Policy (premiums paid). Any taxable distributions are treated as ordinary income (rather than as capital gains) for tax purposes.

         In order for you to receive the tax benefits extended to life insurance under the Internal Revenue Code (the "Code"), your Policy must comply with certain requirements of the Code. We will monitor your Policy for compliance with these requirements, but a Policy might fail to qualify as life insurance in spite of our monitoring. If this were to occur, you would be subject to income tax on the income credited to your Policy for the period of disqualification and all subsequent periods. The tax laws also contain a so-called "7 pay limit" that limits the amount of premium that can be paid in relation to the Policy's death benefit. If the limit is violated, the Policy will be treated as a "modified endowment contract," which can have adverse tax consequences. (See the Tax Matters section.) There are also certain Treasury Department rules referred to as the "investor control rules" that determine whether you would be treated as the "owner" of the assets underlying your policy. If that were determined to be the case, you would be taxed on any income or gains those assets generate. In other words, you would lose the value of the so-called "inside build-up" that is a major benefit of life insurance.

         There is a tax risk associated with Policy Debt. Although no part of a loan is treated as income to you when the loan is made (unless your Policy is a "modified endowment contract"), Surrender or lapse of the Policy could result in the loan being treated as a distribution at the time of lapse or Surrender. This could result in considerable taxable income. Under certain circumstances involving large amounts of outstanding loans and an insured person of advanced age, they might find they have to pay additional premium to keep their policy from lapsing and to avoid a significant tax burden if the policy should lapse.

         Tax consequences of ownership or receipt of Policy proceeds under federal, state and local estate, inheritance, gift and other tax laws can vary greatly depending upon the circumstances of each owner or beneficiary. There can also be unfavorable tax consequences on such things as the change of Policy ownership or assignment of ownership interests. For these and all the other reasons mentioned above, we recommend you consult with a qualified tax adviser before buying the Policy and before exercising certain rights under the Policy.

Buying a Policy might not be advisable if it is just replacing existing life insurance. You may wish to consult with your financial or insurance adviser.

Excel Performance VUL                  5

CHARGES
         Some charges are rounded.  Charges may be less in certain states.

         POLICY CHARGES

         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you pay a premium, Surrender the Policy, make a partial withdrawal, or transfer Account Value between Investment Options.

--------------------------------------------------- ----------------------- -------------------- --------------------
                                                                                   Guaranteed
   TRANSACTION CHARGES                                    When Deducted             Maximum              Current
--------------------------------------------------- ----------------------- -------------------- --------------------
PREMIUM CHARGE                                      When each premium is            5%                  3.5%
Calculated as a percentage of each premium          paid.
payment.
--------------------------------------------------- ----------------------- -------------------- --------------------
SURRENDER CHARGE                                    Upon a full Surrender   Varies(1)            Varies(1)
Rates are per $1,000 of base Policy Specified       during the first 12     Policy year 2:       Policy year 2:
Amount.                                             Policy years or in      Minimum     $2.97    Minimum     $2.97
                                                    the 12 Policy years     Maximum    $48.38    Maximum    $48.38
                                                    following an increase   Example(2) $20.14    Example(2) $20.14
                                                    in base policy
                                                    Specified Amount.
--------------------------------------------------- ----------------------- -------------------- --------------------
PARTIAL WITHDRAWAL CHARGE                           Upon each withdrawal.           $50                  $0
--------------------------------------------------- ----------------------- -------------------- --------------------
TRANSFER CHARGES (per transfer)                     First 15 transfers
                                                    per year:                       $0                   $0
                                                    Each additional transfer:       $10                  $0
--------------------------------------------------- ----------------------- -------------------- --------------------

Transaction Charges Table Footnotes:
(1) Rate varies by Insured's gender, Issue Age, risk class, and the amount of time you have had your Policy (or the number of years since any increase in base policy Specified Amount). Taxes and penalties may also apply. Ask for a Policy illustration or see your Policy for these charges applicable to you.
(2) Assumes a male, age 45 at policy issue and in our best risk class. Surrender charge rate is $13.43 in year 1, $20.14 in years 2-5, $17.62 in year 6, $15.10 in year 7, $12.59 in year 8, $10.07 in year 9, $7.55 in year 10, $5.03 in year
11, $2.51 in year 12, and $0.00 thereafter.

         The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

---------------------------------------------------- ---------------------- -------------------- --------------------
PERIODIC CHARGES
(other than Subaccount portfolio operating                                         Guaranteed            Current
expenses)                                              When Deducted             Maximum (annual)       (annual)
---------------------------------------------------- ---------------------- -------------------- --------------------
MONTHLY DEDUCTIONS FROM ACCOUNT VALUE
     Several of the charges below vary based on individual characteristics. The cost shown for these charges may not be representative of the charge you will pay. Ask for a Policy illustration or see your Policy for the charge applicable to you.
---------------------------------------------------- ---------------------- -------------------- --------------------
COST OF INSURANCE                                           Monthly         Varies(1)            Varies(2)
                                                                            Minimum       $0.18  Minimum      $0.11
Rates are per $1,000 of the net amount at risk                              Maximum    $1000.00  Maximum   $1000.00
allocated to the base Policy.                                               Example(3)    $2.55  Example(3)   $2.00
---------------------------------------------------- ---------------------- -------------------- --------------------
MONTHLY ADMINISTRATIVE CHARGE                               Monthly
       Specified Amounts $100,000 - $249,999                                       $120                 $120
                Specified Amounts $250,000 +                                       $120                  $90
---------------------------------------------------- ---------------------- -------------------- --------------------
MONTHLY SPECIFIED AMOUNT CHARGE                       Monthly during the    Varies(2)            Varies(2)
                                                        first 10 Policy     Policy year 2:       Policy year 2:
                                                      years or the first    Minimum     $0.00    Minimum      $0.00
Rates are per $1,000 of base Policy Specified           10 Policy years     Maximum     $9.16    Maximum      $7.64
Amount.                                              after an increase in   Example(3,4)$0.55    Example(3,5) $0.46
                                                          base Policy
                                                       Specified Amount.
---------------------------------------------------------------------------------------------------------------------
DAILY DEDUCTIONS FROM SEPARATE ACCOUNT ASSETS
        (to equal the annual percentage stated of the Account Value in the Subaccounts)
---------------------------------------------------- ---------------------- -------------------- --------------------
RISK CHARGE (for mortality and expense risk)
                             Policy Years 1-15               Daily                 0.90%               0.70%
                                 Policy Years 16+                                  0.30%               0.10%
---------------------------------------------------- ---------------------- -------------------- --------------------

Periodic Charges Table Footnotes:
     (1)  Rate varies by Insured's gender, risk class and Attained Age.
     (2) Rate varies by Insured's gender, Issue Age, risk class, Specified Amount, and the amount of time you have had your Policy.
     (3) "Example" charges assume an Insured who is male, best risk class, age 45 when the Policy is issued, a Specified Amount of $250,000, and that the Policy is in its second Policy year.
     (4) The annual rate is $0.2004 in year 1, $0.5472 in years 2-6, $0.4380 in year 7, $0.3288 in year 8, $0.2196 in year 9, $0.1104 in year 10, and
          $0.00 thereafter. These same rates would apply for an increase in base Policy Specified Amount at Attained Age 45.
     (5) The annual rate is $0.1668 in year 1, $0.4560 in years 2-6, $0.3648 in year 7, $0.2736 in year 8, $0.1824 in year 9, $0.0912 in year 10, and
          $0.00 thereafter. These same rates would apply for an increase in base Policy Specified Amount at Attained Age 45.


Excel Performance VUL                  6

------------------------------------------------------ -------------------- -------------------- --------------------
                                                                                 Guaranteed            Current
 COST OF OPTIONAL FEATURES                                 When Deducted       Maximum (annual)       (annual)
------------------------------------------------------ -------------------- -------------------- --------------------
 ACCELERATED BENEFIT RIDER                                     N/A                No Cost              No Cost
------------------------------------------------------ -------------------- -------------------- --------------------
 ACCIDENTAL DEATH BENEFIT RIDER                              Monthly        Varies(1)            Varies(1)
 Rates are per $1,000 of the rider benefit amount.                          Minimum      $0.24   Minimum      $0.24
                                                                            Maximum      $1.56   Maximum      $1.56
                                                                            Example(2)   $0.84   Example(2)   $0.84
------------------------------------------------------ -------------------- -------------------- --------------------
 ACCOUNTING BENEFIT RIDER ("ABR")                            Monthly        Varies(3)            Varies(4)
 Cost of Insurance (rates are per $1,000 of net                             Minimum      $0.18   Minimum      $0.06
 amount at risk allocated to the ABR)                                       Maximum  $1,000.00   Maximum  $1,000.00
                                                                            Example(5)   $2.55   Example(5)   $0.71
------------------------------------------------------ -------------------- -------------------- --------------------
 Monthly Specified Amount Charge (rates are per              Monthly        Varies(4)            Varies(4)
 $1,000 of ABR Specified Amount)                                            Policy year 2:       Policy year 2:
                                                                            Minimum      $1.13   Minimum      $0.94
                                                                            Maximum     $35.31   Maximum     $29.42
                                                                            Example(5,6) $2.22   Example(5,7) $1.85
------------------------------------------------------ -------------------- -------------------- --------------------
 CHILDREN'S INSURANCE RIDER                                  Monthly               $5.76                $5.76
 Rate is per $1,000 of the rider benefit amount.
------------------------------------------------------ -------------------- -------------------- --------------------
 GUARANTEED INSURABILITY RIDER                               Monthly        Varies(8)            Varies(8)
 Rates are per $1,000 of the rider benefit amount.                          Minimum      $0.72   Minimum      $0.72
                                                                            Maximum      $2.28   Maximum      $2.28
                                                                            Example(9)   $2.28   Example(9)   $2.28
------------------------------------------------------ -------------------- -------------------- --------------------
 INSURANCE EXCHANGE RIDER                                      N/A                No Cost              No Cost
------------------------------------------------------ -------------------- -------------------- --------------------
 PAID-UP INSURANCE BENEFIT ENDORSEMENT                    When Benefit             3.5%                 3.5%
 Calculated as a percentage times the Account Value.         Elected
------------------------------------------------------ -------------------- -------------------- --------------------
 SCHEDULED INCREASE RIDER                                      N/A                No Cost              No Cost
------------------------------------------------------ -------------------- -------------------- --------------------
 SUPPLEMENTAL COVERAGE RIDER ("SCR")                         Monthly        Varies(3)            Varies(4)
 Cost of Insurance (rates are per $1,000 of net                             Minimum      $0.18   Minimum      $0.06
 amount at risk allocated to the SCR)                                       Maximum  $1,000.00   Maximum  $1,000.00
                                                                            Example(5)   $2.55   Example(5)   $0.35
------------------------------------------------------ -------------------- -------------------- --------------------
 Monthly Specified Amount Charge (rates are per                             Varies(4)            Varies(4)
 $1,000 of SCR Specified Amount)                                            Policy year 2:       Policy year 2:
                                                                            Minimum      $0.59   Minimum      $0.49
                                                                            Maximum     $43.76   Maximum     $36.47
                                                                            Example(5,10)$2.06   Example(5,11)$1.71
------------------------------------------------------ -------------------- -------------------- --------------------
 TERM INSURANCE RIDER                                        Monthly        Varies(3)            Varies(3)
 Rates are per $1,000 of the rider benefit amount.                          Minimum      $0.18   Minimum      $0.13
                                                                            Maximum   $1000.00   Maximum    $950.00
                                                                            Example(5)   $2.55   Example(5)   $0.97
------------------------------------------------------ -------------------- -------------------- --------------------
 TOTAL DISABILITY BENEFIT RIDER                              Monthly        Varies(3)            Varies(3)
 Rates are per $100 of the rider annual benefit                             Minimum      $0.74   Minimum      $0.74
 amount.                                                                    Maximum      $8.64   Maximum      $8.64
                                                                            Example(5)   $2.24   Example(5)   $2.24
------------------------------------------------------ -------------------- -------------------- --------------------
 WAIVER OF MONTHLY DEDUCTION RIDER                           Monthly        Varies(3)            Varies(3)
 Rates are per $100 of the Monthly Deduction.                               Minimum      $1.48   Minimum      $1.48
                                                                            Maximum     $17.28   Maximum     $17.28
                                                                            Example(5)   $4.48   Example(5)   $4.48
------------------------------------------------------ -------------------- -------------------- --------------------

Cost of Optional Features Table Footnotes:

    (1) Rate varies by Insured's gender and Attained Age.
    (2) "Example" charges assume an Insured who is male Attained Age 45.
    (3) Rate varies by Insured's gender, risk class and Attained Age.
    (4) Rate varies by Insured's gender, Issue Age, risk class, Specified Amount, and the amount of time the rider has been in force.
    (5) "Example" charges assume an Insured who is male, best risk class, age 45 when the rider is issued, a Specified Amount of $250,000, and that the rider coverage is in its second year.
    (6) The annual rate is $0.0000 in year 1 of the rider, $2.2212 in years 2-8, $1.7772 in year 9, $1.3332 in year 10, $0.8892 in year 11, $0.4452 in year
    12, and $0.00 thereafter. These same rates would apply for an increase in ABR Specified Amount at Attained Age 45.
    (7) The annual rate is $0.0000 in year 1 of the rider, $1.8504 in years 2-8, $1.4808 in year 9, $1.1112 in year 10, $0.7404 in year 11, $0.3708 in year
    12, and $0.00 thereafter. These same rates would apply for an increase in ABR Specified Amount at Attained Age 45.
    (8) Rate varies by Insured's Issue Age.
    (9) "Example" charges assume an Insured who is male Issue Age 35.
    (10) The annual rate is $0.7584 in year 1 of the rider, $2.0568 in years 2-6, $1.6452 in year 7, $1.2336 in year 8, $0.8232 in year 9, $0.4116 in year 10, and $0.00 thereafter. These same rates would apply for an increase in SCR Specified Amount at Attained Age 45.
    (11) The annual rate is $0.6324 in year 1 of the rider, $1.7136 in years 2-6, $1.3716 in year 7, $1.0284 in year 8, $0.6864 in year 9, $0.3432 in year 10, and $0.00 thereafter. These same rates would apply for an increase in SCR Specified Amount at Attained Age 45.

         We currently do not assess a separate charge against our Separate Account or Fixed Account for any income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any income tax liability, or if tax treatment of our company changes.


Excel Performance VUL                  7

         The next table describes interest rates charged on amounts borrowed from the Policy, net of 3.0% annual credited interest rate.

                                                                                   Guaranteed
NET INTEREST CHARGED ON LOANS                                   When Deducted       Maximum           Current
-------------------------------------------------------------- ---------------- ---------------- --------------------
LOAN ACCOUNT  (effective annual rates)
   Regular Loan Interest Rate                                     Upon each            1.0%             1.0%
   Preferred Loan Interest Rate  (available only after five        Policy
   policy years, on only a portion of the Policy Debt)           Anniversary.          0.5%             0.0%
-------------------------------------------------------------- ---------------- ---------------- --------------------

         PORTFOLIO COMPANY OPERATING EXPENSES

         The next table shows the minimum and maximum total operating expenses of the underlying portfolios. Expenses before and after any waivers or reductions are expressed as a percentage of average net assets as of December 31, 2008. The chart below the table lists information for each Subaccount's underlying portfolio. Actual fees and expenses for the underlying portfolios vary daily, so expenses for any given day may be greater or less than listed. More detail concerning each portfolio's fees and expenses is contained in the prospectus for that portfolio.

------------------------------------------------------------------------------- ------------------ --------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio assets, including                    Minimum             Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
------------------------------------------------------------------------------- ------------------ ------------------
Before any Waivers and Reductions                                                     0.37% (1)          5.78% (2)
------------------------------------------------------------------------------- ------------------ ------------------
After any Waivers and Reductions (explained in the footnotes to the Portfolio         0.36% (1)          1.87% (3)
Expenses Table at the end of this section)
------------------------------------------------------------------------------- ------------------ ------------------
(1) Calvert Variable Series, Inc. Ameritas Money Market Portfolio
(2) Summit Mutual Funds, Inc. Lifestyle ETF Aggressive Portfolio
(3) Calvert Variable Series, Inc. Social International Equity Portfolio
---------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                      Acquired
                                                                      Fund Fees      Total      Waivers       Total Expenses
Subaccount's underlying                 Management   12b-1    Other      and       Portfolio     and        after Waivers and
Portfolio Name*                            Fees      Fees**   Fees    Expenses***    Fees     Reductions    Reductions, if any
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I., Series I (1)
-----------------------------------------------------------------------------------------------------------------------------
Global Real Estate                         0.75%      -       0.42%        -         1.17%       -          1.17%(2)
-----------------------------------------------------------------------------------------------------------------------------
International Growth                       0.71%      -       0.35%      0.02%(3)    1.08%     0.01%(4)     1.07%(2)
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                           0.75%      -       0.34%      0.01%(3)    1.10%       -          1.10%(2)
-----------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN, Class O
-----------------------------------------------------------------------------------------------------------------------------
Balanced                                   0.71%      -       0.14%        -         0.85%     0.04%(1)     0.81%
-----------------------------------------------------------------------------------------------------------------------------
Capital Appreciation                       0.81%      -       0.135%       -         0.945%    0.035%(2)    0.91%
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP, Class I
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                              1.00% (1)  -       0.01% (2)    -         1.01%       -          1.01%
-----------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES (1,2)
-----------------------------------------------------------------------------------------------------------------------------
Ameritas Core Strategies                   0.80%      -       0.14%        -         0.94%       -          0.94%(3)
-----------------------------------------------------------------------------------------------------------------------------
Ameritas MidCap Growth                     0.85%      -       0.22%        -         1.07%     0.13%        0.94%
-----------------------------------------------------------------------------------------------------------------------------
Ameritas MidCap Value                      0.97%      -       0.25%        -         1.22%       -          1.22%(3)
-----------------------------------------------------------------------------------------------------------------------------
Ameritas Money Market                      0.25%      -       0.12%        -         0.37%     0.01%        0.36%
-----------------------------------------------------------------------------------------------------------------------------
Ameritas Small Capitalization              0.90%      -       0.25%        -         1.15%     0.15%        1.00%
-----------------------------------------------------------------------------------------------------------------------------
Ameritas Small Company Equity              1.17%      -       0.35%        -         1.52%     0.19%        1.33%
-----------------------------------------------------------------------------------------------------------------------------
Income                                     0.70%      -       0.18%        -         0.88%     0.07%        0.81%
-----------------------------------------------------------------------------------------------------------------------------
Social Balanced                            0.70%      -       0.22%        -         0.92%       -          0.92%
-----------------------------------------------------------------------------------------------------------------------------
Social Equity                              0.70%      -       0.49%        -         1.19%     0.11%        1.08%
-----------------------------------------------------------------------------------------------------------------------------
Social International Equity                1.10%      -       0.77%        -         1.87%       -          1.87%
-----------------------------------------------------------------------------------------------------------------------------
DWS VS I, Class A
-----------------------------------------------------------------------------------------------------------------------------
Capital Growth VIP                         0.37%      -       0.13%(1)     -         0.50%     0.01% (2)    0.49%
-----------------------------------------------------------------------------------------------------------------------------
DWS VS II, Class A
-----------------------------------------------------------------------------------------------------------------------------
Dreman Small Mid Value VIP                 0.64% (3)  -       0.15% (3)    -         0.79%       -          0.79%
-----------------------------------------------------------------------------------------------------------------------------
Global Thematic VIP                        0.90% (3)  -       0.52% (3)    -         1.42%     0.17% (4)    1.25%
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY (R) VIP, Initial Class
-----------------------------------------------------------------------------------------------------------------------------
Contrafund (R)                             0.56%      -       0.10%        -         0.66%       -          0.66% (1)
-----------------------------------------------------------------------------------------------------------------------------
Equity-Income                              0.46%      -       0.11%        -         0.57%       -          0.57%
-----------------------------------------------------------------------------------------------------------------------------
High Income                                0.57%      -       0.14%        -         0.71%       -          0.71% (2)
-----------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond                      0.32%      -       0.11%        -         0.43%       -          0.43%
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap                                    0.56%      -       0.12%        -         0.68%       -          0.68% (1)
-----------------------------------------------------------------------------------------------------------------------------
Overseas                                   0.71%      -       0.16%        -         0.87%       -          0.87% (1)
-----------------------------------------------------------------------------------------------------------------------------
Strategic Income                           0.57%      -       0.16%        -         0.73%       -          0.73% (2)
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON, Class 2
-----------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities(1)              0.45%    0.25%     0.02%        -         0.72%       -          0.72%
-----------------------------------------------------------------------------------------------------------------------------

Excel Performance VUL                  8

-----------------------------------------------------------------------------------------------------------------------------
                                                                      Acquired
                                                                      Fund Fees      Total      Waivers       Total Expenses
Subaccount's underlying                 Management   12b-1    Other      and       Portfolio     and        after Waivers and
Portfolio Name*                            Fees      Fees**   Fees    Expenses***    Fees     Reductions    Reductions, if any
-----------------------------------------------------------------------------------------------------------------------------
IVY VIP
-----------------------------------------------------------------------------------------------------------------------------
Science and Technology                     0.85%    0.25%     0.08%        -         1.18%       -          1.18%(1)
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT, Initial Class
-----------------------------------------------------------------------------------------------------------------------------
Research International                     0.90%      -       0.45%(1)     -         1.35%(1)  0.25%(2)     1.10%(1)
-----------------------------------------------------------------------------------------------------------------------------
Total Return                               0.74%      -       0.07%(1)     -         0.81%(1)    -          0.81%(1)
-----------------------------------------------------------------------------------------------------------------------------
Utilities                                  0.72%      -       0.09%(1)     -         0.81%(1)    -          0.81%(1)
-----------------------------------------------------------------------------------------------------------------------------
Value                                      0.75%      -       0.09%(1)     -         0.84%(1)    -          0.84%(1)
-----------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT, Class I
-----------------------------------------------------------------------------------------------------------------------------
Guardian                                   0.85%      -       0.16%        -         1.01%       -          1.01%
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER, Non-Service Shares
-----------------------------------------------------------------------------------------------------------------------------
Global Securities                          0.63%      -       0.02%(1)     -         0.65%       -          0.65%
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT, Administrative Class
-----------------------------------------------------------------------------------------------------------------------------
Total Return                               0.50%      -     0.38%(1)       -         0.88%       -          0.88%
-----------------------------------------------------------------------------------------------------------------------------
SUMMIT (1,2)
-----------------------------------------------------------------------------------------------------------------------------
Summit Barclays Capital Aggregate          0.40%      -       0.21%        -         0.61%     0.01%        0.60%
Bond Index
-----------------------------------------------------------------------------------------------------------------------------
Summit EAFE International Index -          0.66%      -       0.56%      0.01%       1.23%     0.27%        0.96%
Class I
-----------------------------------------------------------------------------------------------------------------------------
Summit Inflation Protected Plus            0.60%      -       0.65%        -         1.25%     0.50%        0.75%
-----------------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Aggressive            0.65%      -       4.90%      0.23%       5.78%     4.80%        0.98%
-----------------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Conservative          0.65%      -       3.83%      0.24%       4.72%     3.73%        0.99%
-----------------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Target                0.65%      -       0.48%      0.23%       1.36%     0.38%        0.98%
-----------------------------------------------------------------------------------------------------------------------------
Summit Nasdaq-100 Index                    0.45%      -       0.35%        -         0.80%     0.15%        0.65%
-----------------------------------------------------------------------------------------------------------------------------
Summit Natural Resources                   0.65%      -       0.73%      0.55%       1.93%     0.63%        1.30%
-----------------------------------------------------------------------------------------------------------------------------
Summit Russell 2000 Small Cap Index -      0.45%      -       0.25%        -         0.70%       -          0.70%
Class I
-----------------------------------------------------------------------------------------------------------------------------
Summit S&P 500 Index****                   0.35%      -       0.12%        -         0.47%     0.09%        0.38%
-----------------------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index - Class I      0.40%      -       0.15%        -         0.55%       -          0.55%
****
-----------------------------------------------------------------------------------------------------------------------------
Summit Zenith                              0.74%      -       0.16%        -         0.90%     0.16%        0.74%
-----------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE
-----------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth-II                        0.85%    0.25%       -          -         1.10%       -          1.10%
-----------------------------------------------------------------------------------------------------------------------------
Equity Income-II                           0.85%    0.25%       -          -         1.10%       -          1.10%
-----------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE
-----------------------------------------------------------------------------------------------------------------------------
Value                                      0.90%      -       0.34%        -         1.24%       -          1.24%
-----------------------------------------------------------------------------------------------------------------------------
UIF, Class I
-----------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity (1)                1.21%      -       0.41%        -         1.62%     0.02%        1.60%
-----------------------------------------------------------------------------------------------------------------------------

AIM (1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2008 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
AIM (2) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Expenses after Waivers and Reductions, if any (excluding certain items discussed below) of Series I shares 1.30% for Global Real Estate, International Growth and 1.15% for Small Cap Equity, of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Expenses after Waivers and Reductions, if any to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.
AIM (3) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Total Expenses after Waivers and Reductions, if any listed above may exceed the expense limit numbers. The impact of the acquired fund fees and expense are included in the total returns of the Fund.
AIM (4) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the fund in an amount equal to 100% of the net advisory fees Invesco Aim receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. Fee Waiver reflects this agreement.
Alger (1) Effective December 1, 2006 through November 30, 2011, the Manager has contractually agreed to waive 0.04% of its Advisory Fees.
Alger (2) Effective December 1, 2006 through November 30, 2011, the Manager has contractually agreed to waive 0.035% of its Advisory Fees.
American Century (1) The fund pays the advisor a single, unified management fee for arranging all services necessary for the fund to operate. For more information about the unified management fee, see the Investment Advisor under Management in the fund's prospectus.
American Century (2) Other expenses include the fees and expenses of the fund's independent directors and their legal counsel, interest, and, if applicable, acquired fund fees and expenses.
Calvert (1) The Investment Advisor (Calvert Asset Management Company, Inc.) has contractually agreed to limit direct net annual portfolio operating expenses through April 30, 2010 (December 12, 2010 for Income), as shown below. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses.

Excel Performance VUL                  9

             Ameritas Core Strategies                        0.95%
             Ameritas MidCap Growth                          0.94%
             Ameritas Money Market                           0.36%
             Ameritas Small Capitalization                   1.00%
             Ameritas Small Company Equity                   1.33%
             Income                                          0.81%
             Social Equity                                   1.08%
Each Portfolio has an expense offset arrangement with the custodian bank whereby the custodian's fees may be paid indirectly by credits on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Under those circumstances where the Advisor has provided to the Portfolio a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by the credits earned. The amount of this credit received by the Portfolio, if any, during the most recent fiscal year is reflected in the "Financial Highlights" Section of the Portfolio's prospectus, as the difference between the line items "Expenses Before Offsets" and "Net Expenses."
Calvert (2) "Total Portfolio Fees" are based on expenses for the Portfolio's most recent fiscal year. Management fees for the Calvert Variable Series, Inc. Portfolios include both the advisory fee paid by each Portfolio to the Advisor and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor. With respect to the amount of the Portfolio's advisory fee, see "Advisory Fees" in the Portfolio's prospectus. The administrative fees (as a percentage of net assets) are as follows: 0.05% for each Ameritas Portfolio, 0.30% for Income, 0.275% for Social Balanced, 0.20% for Social Equity, and 0.35% for Social International Equity.
Calvert (3) "Total Portfolio Fees" reflect an indirect fee and fees before waivers. Indirect fees result from a Portfolio's offset arrangement with the custodian bank whereby the custodian's fees may be paid indirectly by credits on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses after reductions for fees paid indirectly and fee waivers would be as follows:
             Ameritas Core Strategies                        0.92%
             Ameritas MidCap Value                           1.10%
DWS (1) "Other Fees" includes an administrative services fee paid to the Advisor in the amount of 0.10% of average daily net assets.
DWS (2) Through April 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at 0.49%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.
DWS (3) "Management Fees" restated on an annualized basis to reflect fee changes which took effect May 1, 2008. "Other Fees" are based on estimated amounts for the current fiscal year. Actual expenses may be different. "Other Fees" include an administrative services fee paid to the Advisor in the amount of 0.10%.
DWS (4) Through September 30, 2009, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at 1.07%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. Effective October 1, 2009 through April 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at ratios no higher than 1.25%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.
Fidelity (1) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. These offsets may be discontinued at any time. Including these reductions, the total Initial Class operating expenses would have been:
             Contrafund                                      0.65%
             Mid Cap                                         0.67%
             Overseas                                        0.84%
Fidelity (2) Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. These offsets may be discontinued at any time. Including these reductions, the total Initial Class operating expenses would have been:
             High Income                                     0.70%
             Strategic Income                                0.72%
FTVIPT (1) The Fund administration fee is paid indirectly through the management fee.
IVY (1) The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.83% and the Total Annual Portfolio Operating Expenses would have been 1.16%.
MFS (1) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Total Expenses" would have been lower.
MFS (2) MFS has agreed in writing to bear the funds' expenses such that "Total Portfolio Fees", determined without giving effect to the expense offset arrangements described above, do not exceed 1.10% annually. This written agreement excludes interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses and will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2010.
Oppenheimer (1) The "Other Fees" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended December 31, 2008, the transfer agent fees did not exceed the expense limitation described above. The Fund also receives certain credits from the Fund's custodian that, during the fiscal year, reduced its custodial expenses by less than 0.01% of average daily net assets.
PIMCO (1) "Other Fees" reflect interest expense. Interest expense is based on the amounts incurred during the Portfolio's most recent fiscal year as a result of entering into certain investment, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of the Portfolio for accounting purposes, but the amount of the interest expense (if any) will vary with the Portfolio's use of those investments (like reverse repurchase agreements) as an investment strategy.
Summit (1) The Investment Advisor (Calvert Asset Management Company, Inc.) has contractually agreed to limit direct net annual portfolio operating expenses through December 12, 2010, as shown below. Under the terms of the contractual expense limitation, operating expenses do not include acquired fund fees and expenses, interest expense, brokerage commissions, taxes and extraordinary expenses.

Excel Performance VUL                  10

             Summit Barclays Capital Aggregate Bond Index    0.60%
             Summit EAFE International Index-Class I         0.95%
             Summit Inflation Protected Plus                 0.75%
             Summit Lifestyle ETF Aggressive                 0.75%
             Summit Lifestyle ETF Conservative               0.75%
             Summit Lifestyle ETF Target                     0.75%
             Summit Nasdaq-100 Index                         0.65%
             Summit Natural Resources                        0.75%
             Summit Russell 2000 Small Cap Index-Class I     0.70%
             Summit S&P 500 Index                            0.38%
             Summit S&P MidCap 400 Index-Class I             0.55%
             Summit Zenith                                   0.74%
Each Portfolio has an expense offset arrangement with the custodian bank whereby the custodian's fees may be paid indirectly by credits on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Under those circumstances where the Advisor has provided to the Portfolio a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by the credits earned. The amount of this credit received by the Portfolio, if any, during the most recent fiscal year is reflected in the "Financial Highlights" Section of the Portfolio's prospectus, as the difference between the line items "Expenses Before Offsets" and "Net Expenses."
Summit (2) "Total Portfolio Fees" are based on expenses for the Portfolio's most recent fiscal year unless otherwise noted. For EAFE International Index, Lifestyle ETF Aggressive, Lifestyle ETF Conservative, Lifestyle ETF Target and Natural Resources, "Total Portfolio Fees" are based on projected expenses for the Portfolio's current fiscal year. Management fees for the Summit Mutual Funds, Inc. Portfolios include both the advisory fee paid by each Portfolio to the Advisor and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor. With respect to the amount of the Portfolio's advisory fee, see "Advisory Fees" in the Portfolio's prospectus. The administrative fee (as a percentage of net assets) is 0.10%.
UIF (1) Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005.



Excel Performance VUL                  11

Excel Performance VUL                  12

* Short cites are used in this list. The "Investment Options" section uses complete Portfolio names.

** Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.

*** Some portfolios invest in other investment companies (the "acquired portfolios"). In these instances, portfolio shareholders indirectly bear the fees and expenses of the acquired portfolios.

**** "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500,"
and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us and Summit. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between S&P and us.

Excel Performance VUL                  13

CHARGES EXPLAINED

         The following repeats and adds to information provided in the CHARGES section where the amount of each charge is shown. Please review both prospectus sections, and the Policy, for information on charges. For those Policies issued on a unisex basis in certain states or in certain cases, gender-distinct rates do not apply. Certain charges expressly permit you to designate the Investment Options from which the charge is to be deducted. If there are insufficient funds in such a designated Investment Option, and for all other charges deducted from total Account Value, charges are deducted Pro-Rata from your selected Subaccount and Fixed Account Investment Options.

         TRANSACTION CHARGES

o        Premium Charge
         We currently charge a percentage of each Policy premium payment we receive as a Premium Charge. This charge partially offsets premium taxes imposed by some states and local governments and federal taxes on certain capitalized acquisition expenses. We do not expect to profit from this charge. Our current charge is less than our guaranteed maximum amount for this charge.

o        Surrender Charge
         Upon a full Surrender from your Policy, we deduct a Surrender Charge from the total Account Value. The amount of this charge varies by the Insured's gender, Issue Age (or Attained Age at the time of any increase), risk class, Specified Amount of insurance coverage, and the length of time the Policy has been in force. Surrender Charges apply during the first 12 Policy years and for the first 12 Policy years after an increase in Specified Amount. The initial Surrender Charge applies from the Policy Date. In the event of an increase in the Specified Amount, the Surrender Charge will increase. You will receive a revised Policy schedule reflecting the increase. Taxes and tax penalties may apply.

o        Partial Withdrawal Charge
         Upon a partial withdrawal from your Policy, we may assess a partial withdrawal charge. The partial withdrawal charge will be allocated the same as the partial withdrawal itself. Taxes and tax penalties may apply.

o        Transfer Charge
         We may charge a transfer charge for any transfer in excess of 15 transfers per Policy year. You may tell us how to allocate the transfer charge.

         PERIODIC CHARGES:
         MONTHLY DEDUCTIONS FROM ACCOUNT VALUE

         On each Monthly Date, we will deduct an amount from your Account
Value to pay us for providing the benefits of the Policy. This amount is called the Monthly Deduction. It equals the sum of monthly charges for the cost of insurance, administrative charge, specified amount charge, and the costs of any riders. You may tell us how to allocate the Monthly Deduction.

o        Cost of Insurance Charge
         The cost of insurance rate per $1,000 of Net Amount at Risk cannot exceed the guaranteed cost of insurance rate that is set forth in the Policy. The maximum cost of insurance each month can be determined by using the guaranteed cost of insurance rate in the formula for cost of insurance, below.

         The cost of insurance charge is for providing insurance protection under the Policy. Because the cost of insurance charge depends upon several variables, the cost for each Policy can vary from month to month. The cost of insurance rate for the Specified Amount of insurance coverage varies by the Insured's gender, Issue Age, risk class, Specified Amount and the length of time the Policy has been in force. The cost of insurance rate for an increase in Specified Amount varies by the Insured's gender, age and risk class at the time of the increase, Specified Amount and the length of time the Policy has been in force since the increase. We may use current cost of insurance rates less than those shown in the Policy, and reserve the right to change them so long as they do not exceed the maximum rates shown in the Policy. Changes will apply equally to similarly situated Policy Owners and be based on changes in future expectations of factors such as investment earnings, mortality, persistency, and expenses. We expect a profit from this charge. Ask for a Policy illustration or see your Policy for these charges applicable to you.

Excel Performance VUL                  14

     The Cost of Insurance each month equals:
     -   The Net Amount at Risk for the month; multiplied by
     -   The cost of insurance rate per $1,000 of Net Amount at Risk; divided by
     -   $1,000.

o        Administrative Charge
         This monthly charge partially compensates us for our costs in issuing and administering the Policy and operating the Separate Account. We do not anticipate making a profit from this charge. The maximum monthly administrative charge is shown on your Policy schedule.

o        Specified Amount Charge
         For certain risk classes and Issue Ages, the maximum cost of insurance rates and other Policy charges are insufficient to cover our costs in issuing and administering the Policy, operating the Separate Account, and providing the benefits under the Policy. The Specified Amount charge partially compensates us for these costs. We do not anticipate making a profit from this charge. The maximum monthly Specified Amount charge, if any, is shown on your Policy schedule. Any increase in Specified Amount will result in an additional monthly Specified Amount charge, unless the applicable rate at the time of the increase is zero.

o        Costs of Optional Features
         The cost for any optional features you select (sometimes called Policy "Riders") is also deducted monthly from Account Value. See the CHARGES section for information about the costs of these features, and refer to APPENDIX A for descriptions of these features. Optional features may not be available in all states.

         PERIODIC CHARGES:
         DAILY DEDUCTIONS FROM SEPARATE ACCOUNT ASSETS

         The following charges are applied daily to Separate Account assets in determining the daily Accumulation Unit value of each Subaccount.

o        Risk Charge
         The Risk Charge is for the mortality risks we assume - that Insureds may live for shorter periods of time than we estimate, and also compensates us for the Policy expense risks we assume. If this charge exceeds our actual costs to cover these risks, the excess goes to our general account. Conversely, if this charge is not enough, we bear the additional expense, not you. We expect a profit from this charge.

o        Policy Debt
         If you borrow from your Account Value, interest accrues on outstanding loan amounts. After five Policy years, a lower interest rate may be available for a portion of your Policy Debt. See the POLICY DEBT section for more information on applicable interest rates.

o        Portfolio Charges
         Each Subaccount's underlying portfolio has investment advisory expenses. These expenses, as of the end of each portfolio's last fiscal year, are stated in this prospectus' CHARGES section and described in more detail in each portfolio's prospectus. A portfolio's charges and expenses are not deducted from your Account Value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These charges and expenses help to pay the portfolio's investment adviser and operating expenses.

Excel Performance VUL                  15

INVESTMENT OPTIONS

         The Policy allows you to choose from a wide array of Investment Options
- each chosen for its potential to meet specific investment objectives.

         You may allocate all or a part of your premiums among the Separate Account variable Investment Options ("Subaccounts") or the Fixed Account option. Allocations must be in whole percentages and total 100%. The Subaccounts, which invest in underlying portfolios, are listed and described in this section of this prospectus.

         SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

         The Separate Account provides you with variable Investment Options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Account Value of your Policy depends directly on the investment performance of the portfolios that you select.

         The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law,
(ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

     The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. The portfolios are only available as separate account Investment Options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.
     Even if the investment objectives and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.
     Read the prospectuses for the underlying portfolios together with this prospectus for more information.

         Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable Investment Options' underlying portfolios. We do not make any representations about their future performance.

           You bear the risk that the variable Investment Options you select may fail to meet their objectives, that they
          could decrease in value, and that you could lose principal.

         Each Subaccount's underlying portfolio operates as a separate variable Investment Option, and generally the income or loss of one has no effect on the investment performance of any other. Complete descriptions of each portfolio's investment objectives and restrictions and other material information related to an investment in the variable Investment Option are contained in the prospectuses for each of the underlying portfolios which accompany this prospectus. You should read the prospectus for an underlying portfolio for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objectives, restrictions, and potential risks, such as those related to mixed and shared funding for portfolios that are also offered through individual variable annuities, other variable life insurance policies, and qualified pension and retirement plans (see the Transfers section, Omnibus Orders). To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

The value of your Policy will go up or down based on the investment performance of the variable Investment Options you choose. The investment results of each variable Investment Option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which Investment Options best suit your long-term investment objectives and risk tolerance.

Excel Performance VUL                  16

         The Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.


--------------------------------------------------------------------------------------------------------------------
                     FUND NAME                                                INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                  Portfolio Type / Summary of Investment Strategy
--------------------------------------------------------------------------------------------------------------------
                AIM Variable Insurance Funds                               Invesco Aim Advisors, Inc.
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Fund, Series I -                 High total return through growth of capital and current
                                                             income.
--------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund, Series I -               Long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------
AIM V.I.  Small Cap Equity Fund, Series I -                  Long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------
-  Subadvisers: Invesco Trimark Ltd.; Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.),
   Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited;
   Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia
   Limited
--------------------------------------------------------------------------------------------------------------------
                  The Alger American Fund                                 Fred Alger Management, Inc.
--------------------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio, Class O                   Current income and long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio, Class O       Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
                American Century Investments                      American Century Investment Management, Inc.
--------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund, Class I              Long-term capital growth; income is secondary.
--------------------------------------------------------------------------------------------------------------------
               Calvert Variable Series, Inc.*                        Calvert Asset Management Company, Inc.
--------------------------------------------------------------------------------------------------------------------
Ameritas Core Strategies Portfolio - Thornburg Investment    Long-term capital appreciation; current income is
Management, Inc.                                             secondary.
--------------------------------------------------------------------------------------------------------------------
Ameritas MidCap Growth Portfolio - Fred Alger Management,                 Long-term capital appreciation.
Inc.
--------------------------------------------------------------------------------------------------------------------
Ameritas MidCap Value Portfolio - RiverSource Investments,   Long-term capital appreciation.
LLC
--------------------------------------------------------------------------------------------------------------------
Ameritas Money Market Portfolio - No Subadviser              Money market: current income.
--------------------------------------------------------------------------------------------------------------------
Ameritas Small Capitalization Portfolio - Eagle Asset        Long-term capital appreciation.
Management, Inc.
--------------------------------------------------------------------------------------------------------------------
Ameritas Small Company Equity Portfolio - OFI Institutional  Long-term capital appreciation.
Asset Management Inc.
--------------------------------------------------------------------------------------------------------------------
Income Portfolio - No subadviser                             Long-term income.
--------------------------------------------------------------------------------------------------------------------
Social Balanced Portfolio - Equity Portion: New Amsterdam    Income and capital growth.
Partners LLC; Fixed Income Portion: No subadviser
--------------------------------------------------------------------------------------------------------------------
Social Equity Portfolio - Atlanta Capital Management         Capital growth.
Company, L.L.C.
--------------------------------------------------------------------------------------------------------------------
Social International Equity Portfolio - Acadian Asset        Total return.
Management LLC
--------------------------------------------------------------------------------------------------------------------
                   DWS Variable Series I                          Deutsche Investment Management Americas Inc.
--------------------------------------------------------------------------------------------------------------------
DWS Capital Growth VIP Portfolio, Class A                    Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
                   DWS Variable Series II                         Deutsche Investment Management Americas Inc.
--------------------------------------------------------------------------------------------------------------------
DWS Dreman Small Mid Cap Value VIP Portfolio, Class A        Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
DWS Global Thematic VIP Portfolio, Class A                   Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
           Fidelity(R) Variable Insurance Products                     Fidelity Management & Research Company
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class(1,2,3)Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio, Initial Class(1,2,3)Index:  S&P 500 Index.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Initial Class(1,2)    Income and growth.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio, Initial     Bond.
Class(1,4)
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio, Initial Class(1,2,3)      Long-term growth.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio, Initial Class(1,2,3)     Long-term growth.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Strategic Income Portfolio, Initial          Income.
Class(1,2,3,4)
--------------------------------------------------------------------------------------------------------------------
   - Subadvisers: (1) Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity
    International Investment Advisors (U.K.)Limited; (2) FMR Co., Inc., Fidelity Investments Japan Limited; (3)
          Fidelity Management & Research (U.K.) Inc.; and (4) Fidelity Investments Money Management, Inc.
--------------------------------------------------------------------------------------------------------------------
    Franklin Templeton Variable Insurance Products Trust                    Franklin Advisers, Inc.
--------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund, Class 2                     Income.
--------------------------------------------------------------------------------------------------------------------
       Ivy Funds Variable Insurance Portfolios                  Waddell & Reed Investment Management Company
--------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Science and Technology                         Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
              MFS(R) Variable Insurance TrustSM                       Massachusetts Financial Services Company
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Research International Series, Initial Class      Capital appreciation.
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Total Return Series, Initial Class                Total return.
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Utilities Series, Initial Class                   Total return.
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Value Series, Initial Class                       Capital appreciation.
--------------------------------------------------------------------------------------------------------------------
         Neuberger Berman Advisers Management Trust                     Neuberger Berman Management LLC
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio, Class I             Long-term capital growth; income is secondary.
--------------------------------------------------------------------------------------------------------------------

Excel Performance VUL                  17

--------------------------------------------------------------------------------------------------------------------
                     FUND NAME                                                INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                  Portfolio Type / Summary of Investment Strategy
--------------------------------------------------------------------------------------------------------------------
             Oppenheimer Variable Account Funds                              OppenheimerFunds, Inc.
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA, Non-Service Shares    Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
               PIMCO Variable Insurance Trust                      Pacific Investment Management Company LLC
--------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio, Administrative Class           Total return.
--------------------------------------------------------------------------------------------------------------------
                Summit Mutual Funds, Inc. *                          Calvert Asset Management Company, Inc.
--------------------------------------------------------------------------------------------------------------------
Summit  Barclays Capital Aggregate Bond Index Portfolio -    Index:  Barclays Capital Aggregate Bond Index.
Summit Investment Partners, Inc. ("Summit")
--------------------------------------------------------------------------------------------------------------------
Summit EAFE International Index Portfolio, Class 1 - World   Index:  MSCI EAFE Index.
Asset Management, Inc.
--------------------------------------------------------------------------------------------------------------------
Summit Inflation Protected Plus Portfolio - Summit           Current income.
--------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Aggressive Portfolio -  Capital growth; investment income is secondary.
Summit
--------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Conservative Portfolio  Capital growth, investment income is secondary.
- Summit
--------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Target Portfolio -      Capital growth, investment income is secondary.
Summit
--------------------------------------------------------------------------------------------------------------------
Summit Nasdaq-100 Index Portfolio - Summit                   Index:  NASDAQ-100 Index.
--------------------------------------------------------------------------------------------------------------------
Summit Natural Resources Portfolio - Summit                  Capital growth.
--------------------------------------------------------------------------------------------------------------------
Summit Russell 2000 Small Cap Index Portfolio, Class I -     Index:  Russell 2000 Index.
Summit
--------------------------------------------------------------------------------------------------------------------
Summit S&P 500 Index Portfolio - Summit                      Index:  S&P 500 Index.
--------------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio, Class I - Summit      Index:  S&P MidCap 400 Index.
--------------------------------------------------------------------------------------------------------------------
Summit Zenith Portfolio - No subadviser                      Long-term capital appreciation; current income is
                                                             secondary.
--------------------------------------------------------------------------------------------------------------------
             T. Rowe Price Equity Series, Inc.                       T. Rowe Price Associates, Inc.
--------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio-II                  Long-term capital growth and income.
--------------------------------------------------------------------------------------------------------------------
T.Rowe Price Equity Income Portfolio-II                      Substantial dividend income and long-term capital
                                                             appreciation.
--------------------------------------------------------------------------------------------------------------------
             Third Avenue Variable Series Trust                           Third Avenue Management LLC
--------------------------------------------------------------------------------------------------------------------
Third Avenue Value Portfolio                                 Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
          The Universal Institutional Funds, Inc.                  Morgan Stanley Investment Management Inc.,
                                                                      which does business as Van Kampen
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I               Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------

* These funds and their investment adviser are part of the UNIFI Mutual Holding Company (UNIFI), the ultimate parent of Ameritas. Also, Calvert Distributors Inc., an indirect subsidiary of UNIFI, is the underwriter for these funds.

o      Adding, Deleting, or Substituting Variable Investment Options

       We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

       We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio if the shares of an underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

       Our Separate Account may be (i)operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent transfers or allocations. We will receive any necessary SEC and state approval before making any of these changes.

       We will notify you of any changes to the variable investment options.

o      Voting Rights

       As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you invest. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights. If you send us written voting instructions, we will follow your instructions in voting the portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote those shares in the same proportions as we vote the shares for which we have received instructions from other Policy owners. We will vote shares that we hold in the same proportions as we vote the shares for which we receive instructions from other Policy owners. It is possible that a small number of Policy owners can determine the outcome of a voting proposal. The underlying portfolios may not hold routine annual shareholder meetings.

Excel Performance VUL                  18

         FIXED ACCOUNT OPTION

         The Policy has one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 3.0% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that interest will remain at the minimum guaranteed rate for the life of the Policy.

All amounts allocated to the Fixed Account become assets of our general account. The general account has not been registered with the SEC and is not subject to SEC regulation. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

         Net Premiums allocated to and transfers to the Fixed Account under the Policy become part of our general account assets, which support annuity and insurance obligations. The general account includes all of our assets, except those assets segregated in separate accounts. We have sole discretion to invest the assets of the general account, subject to applicable law, and we bear the risk that assets in the Fixed Account will perform better or worse than the interest we pay. Since the focus of this prospectus is to disclose the Separate Account aspects of the Policy, please refer to the Policy for additional details regarding the Fixed Account.

         TRANSFERS

         The Policy is designed for long-term investment. Excessive transfers such as those triggered by market timing services or other large or frequent transfers could harm other Policy owners by having a detrimental effect on investment portfolio management. In addition to the right of each portfolio to impose redemption fees on short-term trading, we may reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio investment adviser, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy Owners would otherwise potentially be adversely affected.

         We consider any transfer of money out of a Subaccount within 60 days of a purchase to be evidence of possible market timing. We will not execute such a trade until we provide the underlying portfolio's investment adviser with information about it for an opportunity to evaluate the transfer pursuant to the investment adviser's own standards, as stated in the Subaccount's underlying portfolio prospectus. Ultimately the portfolio's investment adviser has the authority to make the determination whether or not to accept a transfer.

         Subject to restrictions prior to the Right to Examine Transfer Date, you may transfer Account Value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

         Transfer Rules:
          o A transfer is considered any single request to move assets between one or more Investment Options.
          o We must receive notice of the transfer request - either Written Notice, an authorized telephone transaction, or by Internet when available. Our Trading Unit facsimile number is 402-467-7923. Transfers will be processed on the Business Day they are received by our Trading Unit if received before close of the New York Stock Exchange (usually 3:00 p.m. Central Time). You must be available to receive a confirmation telephone call for any faxed transfer requests sent to us, or your trade may not be processed until it is confirmed.
          o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the Account Value remaining in a Subaccount after a transfer will be less than $100, we will include that Account Value in the amount transferred.)

               - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.

               - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
          o The first 15 transfers each Policy year are free. Thereafter, transfers may result in a $10 charge for each transfer. See the CHARGES section of this prospectus for information about how this charge is applied. This fee is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfers limit.
          o A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
               -    may be made only once each Policy year;
               -    may be delayed up to six months;
               -    is limited during any Policy year to the greatest of:

Excel Performance VUL                  19

                    - 25% of the Account Value in the Fixed Account on the date of the transfer;
                    - the amount of any Fixed Account transfer that occurred during the prior 13 months; and,
                    -    $1,000.
          o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time. We and the investment advisers consider market timing strategies, programmed transfers or transfers that are large in relation to the total assets of an Investment Option's underlying portfolio as disruptive. We may react to disruptive transfers by, among other things, restricting the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer service. We may also refuse to act on transfer instructions of an agent acting under a power of attorney or otherwise who is acting on behalf of one or more Owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.
          o If the Account Value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, proportionately to the remaining investment options you selected in your latest allocation instructions. We will notify you when such a transfer occurs. You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another investment option.
          o In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

         Omnibus Orders
         Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable investment options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

         Time Period for Special Transfer
         At any time within 24 months of the Policy Date, you may request a transfer of the entire Account Value in the Subaccounts to the Fixed Account without incurring a transfer charge.

         THIRD PARTY SERVICES

         Where permitted and subject to our rules (including those Transfer Rules above regarding rejection of a transfer request), we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice on a form provided by us. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that charges charged by such third parties for their service are separate from and in addition to charges paid under the Policy.

         DISRUPTIVE TRADING PROCEDURES

Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

         The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount's underlying portfolio can disrupt management of a Subaccount's underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy's performance. The risks and harmful effects of disruptive trading include:

Excel Performance VUL                  20

          o dilution of the interests of long-term investors in a separate account if market timers manage to transfer into a portfolio at prices that are below the true value or to transfer out of the portfolio at prices that are above the true value of the portfolio's investments (some market timers attempt to do this through methods known as "time-zone arbitrage" and "liquidity arbitrage");
          o Reduced investment performance due to adverse effects on portfolio management by:
               - impeding a portfolio investment adviser's ability to sustain an investment objective;
               - causing the portfolio to maintain a higher level of cash than would otherwise be the case;
               - causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the portfolio; and
          o increased costs to you in the form of increased brokerage and administrative expenses. These costs are borne by all Policy Owners invested in those separate accounts, not just those making the transfers.

         Policy Owners should be aware that we are contractually obligated to provide, at the portfolio investment adviser's request, Policy Owner transaction data relating to trading activities, including tax identification numbers and other identifying information contained in our records to assist in identifying any pattern or frequency of Subaccount transfers that may violate the portfolio's trading policies. We are obligated to follow each portfolio investment adviser's instructions regarding enforcement of their trading policy. On receipt of written instructions from a portfolio investment adviser, we will restrict or prohibit further purchases or transfers by Policy Owners identified as having engaged in transactions that violate the portfolio's trading policies. We are not authorized to grant exceptions to an underlying portfolio's trading policy. Please refer to each portfolio's prospectus for more information on its trading policies.

         We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending or terminating telephone, online and facsimile transfer privileges. We will enforce any Subaccount underlying portfolio investment adviser's restrictions imposed upon transfers considered by the portfolio investment adviser to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. However, any Subaccount restrictions will be uniformly applied; we do not make special arrangements or grant exceptions or waivers to accommodate any persons or class of persons with regard to these procedures.

        There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them.

         Excessive Transfers
         We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:
          o    the total dollar amount being transferred;
          o    the number of transfers you make over a period of time;
          o whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
          o whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
          o the investment objectives and/or size of the Subaccount underlying portfolio.

         Third Party Traders
         We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:
          o    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
          o    reject the transfer or exchange instructions of individual Policy
               Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

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         We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or asset allocation program are not subject to these rules. See the sections of the prospectus describing those programs for the rules of each program.

         SYSTEMATIC TRANSFER PROGRAMS

         Transfers under any systematic transfer program do count toward the 15 free transfers limit. We reserve the right to alter or terminate any systematic transfer program upon thirty days advance written notice. Only one systematic transfer program may be utilized at a time.

o        Dollar Cost Averaging Program
         Dollar Cost Averaging allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Account Value, protect against a loss, or otherwise achieve your investment goals.

         Dollar Cost Averaging Rules:
          o There is no additional charge for the Dollar Cost Averaging program.
          o We must receive notice of your election and any changed instruction - either Written Notice, by telephone transaction instruction, or by Internet when available.
          o    Automatic transfers can only occur monthly.
          o The minimum transfer amount out of the Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
          o Dollar Cost Averaging program transfers cannot begin before the Right to Examine Transfer Date.
          o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Monthly Date following the Right to Examine Transfer Date.
          o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Money Market Subaccount or the Fixed Account is less than $100.
          o Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.

o      Portfolio Rebalancing Program
         The Portfolio Rebalancing program allows you to rebalance your Account Value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:
          o There is no additional charge for the Portfolio Rebalancing program.
          o    The Fixed Account is excluded from this program.
          o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have rebalancing occur quarterly, semi-annually or annually.
          o Portfolio Rebalancing is not available when the Dollar Cost Averaging Program is elected.

o      Earnings Sweep Program
         The Earnings Sweep program allows you to rebalance your Account Value by automatically allocating earnings from your Subaccounts among designated Investment Options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

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         Earnings Sweep Program Rules:
          o    There is no additional charge for the Earnings Sweep program.
          o    The Fixed Account is included in this program.
          o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have your earnings sweep quarterly, semi-annually or annually.

         MODEL ASSET ALLOCATION

         We may offer a model asset allocation program. However, you always have the ability to construct your own asset allocation plan from among the Investment Options available in your Policy. Model asset allocation programs are intended to match model risk tolerance and investment objectives with the Investment Options available in your Policy.

         To assist you in your selection of an asset allocation model, our Model Asset Allocation program uses the Morningstar Asset Allocator. This tool was developed by Morningstar Associates, LLC ("Morningstar") and is offered to you through a license agreement between Morningstar and our affiliate Ameritas Investment Corp. ("AIC"). The Model Asset Allocation program consists of five models, ranging from aggressive to conservative. Morningstar provides AIC with ongoing recommendations and monitoring of the portfolios that comprise the models.

         To participate in the asset allocation program:
          o AIC will serve as your investment adviser fiduciary for the program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Policy, Account Value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by Morningstar. AIC has no discretionary authority to execute any other transfers for your Policy.
          o    You must complete the Morningstar Asset Allocator Questionnaire.
          o You must allocate all of your Account Value to one asset allocation model. We must receive notice of your asset allocation model election either by Written Notice or Internet (when available) before we can begin a program for you. Only you can select which model is best for you. The Asset Allocator Questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the program is best for you, and if so, which model is most suitable.
          o Each quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the program model that you elected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated daily on our Internet site and is available upon request.
          o Annually, AIC will re-evaluate and may make changes to each investment level model based upon Morningstar's recommendations. When AIC updates the models, we will send you Written Notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Account Value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Model Asset Allocation program.

          o If you are currently participating in a Model Asset Allocation model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Model Asset Allocation program and as having cancelled your relationship with AIC for purposes of implementing the program with your Policy. For this reason, you will not be able to execute trades online if you participate in the Model Asset Allocation program. You will be required to talk to a Service Center representative if you are in the program, but wish to make a transfer or trade. The Service Center representative will explain to you, prior to executing any telephone transaction, that your election to execute a trade will result in the discontinuance of the Model Asset Allocation program.
          o If participation in the asset allocation program terminates, including by death of the Owner, Policy value will not be reallocated automatically if the model is changed, and thus will not reflect the adviser's most current allocation recommendations. Any additional premiums received will be returned.

          o AIC is compensated by us as principal underwriter for the Policy. We and AIC may receive fees for administrative services from other portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines what portfolios should be in the models. Also, Calvert Variable Series, Inc. and Summit Mutual Funds, Inc., which are part of the UNIFI Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy (these portfolios may or may not be included in the models). We believe any potential risk of a conflict of interest in these arrangements may be reduced by contracting with Morningstar to independently evaluate and recommend the selection, allocation weighting, and periodic updates regarding portfolios in the models.

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         There is no additional charge for selecting the Model Asset Allocation program. Although asset allocation programs are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Model Asset Allocation program and more detail about the program, including more information about conflicts of interest, ask for a copy of this prospectus' Statement of Additional Information. More information about AIC's role as investment adviser for the program is available on AIC's Form ADV Part II which is delivered to you at the time you subscribe to the program. We may modify or discontinue the Model Asset Allocation program at any time.

OTHER IMPORTANT POLICY INFORMATION

         POLICY APPLICATION AND ISSUANCE

         The Insured must not be older than age 80 on the Insured's birthday nearest to the Policy Date. The minimum initial Specified Amount (or "face amount") of life insurance is $100,000. To purchase a Policy, you must submit an application, at least the Initial Premium (see below), and provide evidence of the proposed Insured's insurability satisfactory to us. Before accepting an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium. If we issue a Policy, insurance coverage will be effective as of the Policy Date.

Replacing an existing life insurance policy is not always your best choice. Evaluate any replacement carefully.

         When you apply for your Policy, you will choose one of three death benefit options, which will be used to determine the death benefit.

o         Application in Good Order
          o All application questions must be answered, but particularly note these requirements:
          o The Owner's and Insured's full name(s), Social Security number (tax identification number for a business or trust Owner), date of birth, and certain other required information must be included.
          o Your premium allocations must be complete, be in whole percentages, and total 100%.
          o    Initial Premium requirements must be met (see below).
          o Your signature and your agent's signature must be on the application.
          o City, state and date the application was signed must be completed.
          o You must provide all information required for us to underwrite your application (including health and medical information about the Insured, and other information we consider relevant).
          o Please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
          o There may be forms in addition to the application required by law or regulation, especially when a replacement of other coverage is involved.
          o    Your agent must be both properly licensed and appointed with us.

o      Premium Requirements
         Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting payment of your initial premium made by personal check until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources.

         Initial Premium
          o At least the Monthly Minimum No-Lapse Premium times the number of months between the Policy Date and the date the Policy is issued plus one month.
         Additional Premiums
          o Payment of additional premiums is flexible, but must be enough to cover Policy charges.
          o If a premium increases the Net Amount at Risk, it is subject to evidence of the Insured's continued insurability and our underwriting requirements as to the amount of the increase.
          o    Planned Periodic Premiums may be paid annually, semi-annually, quarterly, or monthly. You may change your Planned Periodic
               Premium, subject to our approval. Because Account Value can fluctuate depending upon the performance of your selected variable Investment Options, payment of your Planned Periodic Premiums does not guarantee that your Policy will remain in force. Your Policy can lapse even if you pay all Planned Periodic Premiums on time.

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          o    If there is a Policy loan, you should identify any payment intended to reduce a loan as a loan repayment; otherwise it will be treated as a premium and added to the Account Value.
          o We reserve the right to limit premiums or refund any values so the Policy qualifies as life insurance under the federal Internal Revenue Code.

o      Allocating Premium
         You may allocate your premiums among the variable Investment Options (the Subaccounts) and the Fixed Account option. The initial allocation instructions in your Policy application will be used for additional premiums until you change your allocation instructions.
          o    Allocations must be in whole percentages, and total 100%.
          o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
          o All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received prior to your Policy's Right to Examine Transfer Date.

         Prior to the Right to Examine Transfer Date, we will hold your initial Net Premium and any additional Net Premiums in the Money Market Subaccount. On the Right to Examine Transfer Date, we will invest your Account Value, which will include investment performance results, in the Investment Options pursuant to your application allocation instructions. If, by the Right to Examine Transfer Date, you decide to cancel your Policy, we will refund the premiums paid minus Policy Debt and partial withdrawals.

         Until your Policy is issued, any premium payments we receive are held in our general account.

ACCOUNT VALUE

          On your Policy's Issue Date, Account Value (or "policy value" or "accumulation value") equals your initial Net Premium (premium less the Percent of Premium Charge) minus any Monthly Deductions since the Policy Date. On any Business Day thereafter, your total Account Value equals the sum of Account Value in the Separate Account variable Investment Options, the Fixed Account, and the loan account, plus any Net Premium received that Business Day, but not yet allocated.

         Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Account Value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's unit value by the number of Accumulation Units held in that Subaccount. We will determine the value of the assets of each Subaccount at the close of trading on the New York Stock Exchange on each Business Day.

         The unit value of each Subaccount reflects the investment performance of that Subaccount. The unit value of each Subaccount on any Business Day equals the unit value of the Subaccount on the previous Business Day multiplied by the net investment factor for the Subaccount. The net investment factor for each Subaccount can be determined on any Business Day by using the following calculation:
          o the net asset value per share of the Subaccount's underlying portfolio as of the end of the current Business Day, plus the per share amount of any dividend or capital gain distribution paid by that underlying portfolio since the previous Business Day, plus the per share amount of any taxes payable by the Separate Account; divided by
          o the net asset value per share of the Subaccount's underlying portfolio as of the end of the previous Business Day, minus
          o    the daily risk charge.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on that Business Day. Each transaction described below will increase or decrease your Accumulation Units.

         The number of Accumulation Units in a Subaccount will increase when:
          o    Net Premiums are credited to it; or
          o amounts are transferred to it from other Subaccounts, the Fixed Account, or the loan account.

         The number of Accumulation Units in a Subaccount will decrease when:
          o partial withdrawals (and any partial withdrawal fees) are taken from it;
          o    Monthly Deductions are taken from it;
          o    transfer charges are taken from it; or
          o amounts are transferred out of it into other Subaccounts, the Fixed Account, or the loan account.

An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share. Notwithstanding the preceding statements, Owners will be guaranteed to receive $1.00 net asset value for amounts they had invested in the money market account as of September 19, 2008, subject to the terms of the U.S. Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Program is currently set to expire on September 18, 2009.

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o        Fixed Account Value
         The Account Value of the Fixed Account on any Business Day equals:
          o    Net Premiums credited to the Fixed Account; plus
          o any transfers from the Subaccounts or the loan account to the Fixed Account; plus
          o    interest credited to the Fixed Account; minus
          o any partial withdrawal (and partial withdrawal fee) taken from the Fixed Account; minus
          o the Fixed Account's share of any Monthly Deductions from Account Value; minus
          o    any transfer charges taken from the Fixed Account; minus
          o amounts transferred from the Fixed Account to the Subaccounts or the loan account.

o        Loan Account Value
         The Account Value in the loan account on any Business Day equals:
          o    amounts transferred to the loan account from the Investment
               Options (the Subaccounts and the Fixed Account); plus
          o    interest credited to the loan account; minus
          o amounts transferred from it into the Investment Options. (Also see DEFINED TERMS for the definition of "Policy Debt.")

         TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
          o    Transfers among Investment Options.
          o    Establish systematic transfer programs.
          o    Change premium allocations.

How to Authorize Telephone Transactions
          o Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules
          o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open.
          o    Calls will be recorded for your protection.
          o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
          o    May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

         ELECTRONIC DELIVERY AND COMMUNICATIONS

         You may access certain documents relating to the Policy and Subaccounts electronically. Current prospectuses and reports for the Policy and Subaccounts are available on our Website, and updated prospectuses are posted on or about May 1 of each year. Prospectuses may be supplemented throughout the year, and copies of all supplements are also available on our Website. We post annual reports on our Website shortly after March 1 each year.

         We may make other documents available to you electronically through the email address that you provide to us. When electronic delivery becomes available, and upon your election to receive information online, we will notify you when a transaction pertaining to your Policy has occurred or a document impacting your Policy or the Subaccounts has been posted. In order to receive your Policy documents online you should have regular and continuous Internet access.

         MISSTATEMENT OF AGE OR GENDER

         If an Insured's age or gender has been misstated on the application, an adjustment will be made to reflect the correct age and gender. If the misstatement is discovered at death, the Policy death benefit and any additional benefits provided will be adjusted based on what the cost of insurance rate as of the most recent Monthly Date would have purchased at the Insured's correct age and gender. If the misstatement is discovered prior to death, the Cash Surrender Value will be adjusted, based on the Insured's correct age and gender, to reflect the expense charges, Surrender Charges, and cost of insurance rates from the Policy Date.

         SUICIDE

         We will terminate the Policy and give back the premiums received, less any partial withdrawals and Policy Debt, if the Insured, while sane or insane, commits suicide within two years (one year in Colorado, Missouri, and North Dakota) after the date the Policy was issued. In Montana, the amount we will return will be the premiums received, less any partial withdrawals and Policy Debt, as stated above, or if greater, we will return the reserve

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determined according to the commissioner's reserve valuation method. We will pay only the Monthly Deductions for an increase in Specified Amount of insurance if the Insured, while sane or insane, commits suicide within two years (one year in Colorado, Missouri, and North Dakota) after the effective date of any increase.

         INCONTESTABILITY

         We will not contest the Policy, in the absence of fraud, after it has been in force while the Insured is alive for two years from the Issue Date, nor will we contest any increased benefits later than two years after the effective date of such increase. If you did not request the increase or if evidence of insurability was not required, we will not contest the increase. Increased benefits, for the purposes of this provision, shall include any favorable Policy changes you request. If the Policy is reinstated, the incontestable period will start over again beginning on the reinstatement date, but only for statements made in the application for reinstatement. Riders to the Policy may have separate incontestability provisions.

         ASSIGNMENT

         You may assign your Policy by giving Written Notice. We will not be responsible for the validity of an assignment. We will not be liable for any payments we make or actions we take before we receive Written Notice of an assignment. An assignment is subject to any Policy Debt.

LAPSE AND GRACE PERIOD
o        Minimum No-Lapse Period

         Because Account Value can fluctuate depending upon the performance of your selected variable Investment Options, your Policy can lapse, even if you pay all Planned Periodic Premiums on time.

           Lapse of the Policy may result in adverse tax consequences. See discussion at TAX TREATMENT OF LOANS AND OTHER DISTRIBUTIONS.

         This Policy will lapse with no value when the Policy's Cash Surrender Value is not enough to cover any due but unpaid charges. However, we guarantee the Policy will remain in force for the period shown in your Policy's schedule page so long as the premium paid, less partial withdrawals and Policy Debt, equals or exceeds the sum of the monthly Minimum No-Lapse Premiums from the Policy Date to the most recent Monthly Date. Your minimum no-lapse period and Minimum No-Lapse Premium are shown in your Policy schedule.

o        Grace Period

         If the Cash Surrender Value on any Monthly Date is less than the Monthly Deduction for the next Policy month, you will have a 61-day grace period to make a premium payment to continue your Policy. The minimum premium to continue the Policy is the amount which will result in the Cash Surrender Value on the date the grace period began being equal to the current Monthly Deduction plus the next two Monthly Deductions. At the start of the grace period, we will mail a notice of the minimum premium necessary to keep the Policy in force to you at your current address on record with us and to any assignee on record. Insurance coverage continues during the grace period. If sufficient premium is not paid by the end of the grace period, the Policy will terminate without value as of the first day of the grace period. If the Insured dies during the grace period, we will deduct outstanding Policy Debt and Policy charges due but not paid from the death benefit proceeds payable.

         REINSTATEMENT

         If the Policy lapses because a grace period ended without a sufficient payment being made, you may reinstate it within five years of the date of lapse, so long as the Insured is Attained Age 80 or less. To reinstate, we must receive:

          o    Written application signed by you and the Insured;
          o Evidence of the Insured's insurability satisfactory to us, and the insurability of any insured covered under an optional benefit rider;
          o    Premium at least equal to (a + b + c - d) divided by (e) where:
               (a) is the sum of all due and unpaid monthly deductions during the grace period;
               (b) is the sum of monthly deductions for three months from the date of reinstatement;
               (c)  is the surrender charge on the date of reinstatement;
               (d)  is the account value at the beginning of the grace period;
                    and

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               (e)  is one minus the premium charge.
          o    Repayment or reinstatement of any outstanding Policy Debt.

         The effective date of reinstatement will be the Monthly Date on or next following the date the reinstatement is approved.

         The Account Value on the date of reinstatement will equal the Net Premium paid to reinstate the Policy; plus the Account Value at the beginning of the grace period; minus the sum of the due and unpaid Monthly Deductions during the grace period. The Surrender Charge at reinstatement will be based on the original Policy Date and the dates of any increases in Specified Amount as if the Policy had never terminated.

         The Policy cannot be reinstated once it has been fully Surrendered.

         DELAY OF PAYMENTS OR TRANSFERS

         We will usually pay any amounts from the Separate Account requested as a partial withdrawal or Surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if:
          o the NYSE is closed for other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC; or
          o    the SEC permits delay for the protection of security holders; or
          o an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the subaccounts.
The applicable rules of the SEC will govern as to whether these conditions exist.

         We may defer payments of a Policy loan, partial withdrawal or full Surrender from the Fixed Account for up to six months from the date we receive your Written Notice requesting the loan, withdrawal or Surrender.

         BENEFICIARY

         The beneficiary will receive the death benefit proceeds when the Insured dies. You name the primary beneficiary and any contingent beneficiaries in your application. If no primary beneficiary is living when the Insured dies, we will pay to the contingent beneficiary. If no contingent beneficiary is living when the Insured dies, we will pay you or your estate. Unless otherwise provided, if any beneficiary dies within 30 days after the Insured dies as the result of a common disaster, we will pay the death benefit proceeds as if that beneficiary died first.

         Unless your beneficiary designation provides otherwise, we will follow these rules:
          o We will pay equal shares when more than one beneficiary of the same class is to share the funds.
          o No revocable beneficiary has rights in this Policy until the Insured dies.
          o An irrevocable beneficiary cannot be changed without his or her consent.
          o The interest of any beneficiary is subject to the rights of any assignee shown on our records.
          o When beneficiaries are not shown by name (such as "children"), we may find who they are from sworn statements and not wait for court records.

         You may change your beneficiary at any time while the Insured is living by sending Written Notice to us. We must approve any change. If approved, the change will be effective as of the date you signed the Written Notice. We will not be liable for any payments we make or actions we take before the change is approved.

         MINOR OWNER OR BENEFICIARY

         Generally a minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. In most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we may be able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to claim proceeds on behalf of the minor; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of

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

the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         POLICY CHANGES

         You may request to change your Specified Amount, death benefit option, or riders. Any change to your Policy is effective only if by Written Notice on a form acceptable to us, and only when recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page. When a Policy change is made, we will send you a revised Policy schedule that will show the updated coverage and any new charges.

         "RIGHT TO EXAMINE" PERIOD

         You may cancel your Policy for a refund during your "right to examine" or "free look" period. This period expires 10 days after you receive your Policy (30 days after if it is a replacement for another policy), or 45 days after your application is signed, whichever is later. (The "right to examine" period is longer in some states, ranging from 15 to 30 days.) If you decide to cancel the Policy, you must return it by mail or delivery to the home office or to the Ameritas selling agent by the date the "right to examine" period expires. Your Policy will be void from the beginning. We will refund the premiums paid minus Policy Debt and partial withdrawals, unless otherwise required by state law.

         OPTIONAL FEATURES

         Subject to certain requirements, one or more of the optional insurance benefits described in APPENDIX A may be added to your Policy by rider. The cost of any optional insurance benefit will be deducted monthly from Account Value as stated in this prospectus' CHARGES section.

         NONPARTICIPATING

         The Policy is nonparticipating. No dividends will be paid under the Policy.

POLICY DISTRIBUTIONS

         The principle purpose of the Policy is to provide a death benefit upon the Insured's death, but before then you may also borrow against the Policy's Cash Surrender Value, take a partial withdrawal, or fully Surrender it for its Cash Surrender Value. Tax penalties and Surrender Charges may apply to amounts taken out of your Policy. The Policy will terminate and all insurance will stop when the Insured dies.

         DEATH BENEFIT

         Upon the Insured's death, we will pay to the Policy beneficiary:
          o the death benefit on the Insured's life under the death benefit option in effect; plus
          o any additional life insurance proceeds provided by any optional benefit or rider; minus
          o    any Policy Debt; minus
          o any overdue Monthly Deductions, including the Monthly Deduction for the month of death.

         We will pay the death benefit proceeds after we receive satisfactory proof that the Insured died while the Policy was in force and other proof that we may require in order to investigate the claim. We will pay the death benefit proceeds in a lump-sum payment to the beneficiary. We will include interest from the Insured's date of death to the payment date. The rate of interest will be at least the amount required by law. Full payment of the death benefit proceeds discharges us from any and all claims.

o        Death Benefit Options

         When you apply for your Policy, you will choose one of three death benefit options, which will be used to determine the death benefit.

Death Benefit Option A
         Under Option A, the death benefit is the greater of:
          o    the Specified Amount of insurance coverage; and
          o    the Account Value multiplied by the corridor factor.

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

Death Benefit Option B
         Under Option B, the death benefit is the greater of:
           o the Specified Amount of insurance coverage plus the Account Value; and
           o   the Account Value multiplied by the corridor factor.

Death Benefit Option C
         Under Option C, the death benefit is the greater of:
          o the Specified Amount of insurance coverage plus the sum of premiums paid minus the sum of partial withdrawals taken; and
          o    the Account Value multiplied by the corridor factor.
If you select Option C and the sum of partial withdrawals taken is greater than the sum of premiums paid, the death benefit may be less than the Specified Amount.

         When you apply for your Policy, you will also choose one of two alternative tests to evaluate whether your Policy qualifies as a life insurance contract under the Internal Revenue Code. Once you have chosen a test for tax qualification, you cannot change it. If you choose the guideline premium test, total premium payments may not exceed the guideline premium payment limitations for life insurance set forth under the Internal Revenue Code. If you choose the cash value accumulation test, the guideline premium limitations do not apply. The corridor factors are higher for the cash value accumulation test than for the guideline premium test. The corridor factors are shown in the Policy schedule.

o        Changes in Death Benefit Option

         You select the death benefit option when you apply for the Policy. You also may change the death benefit option after the first Policy year, as discussed below.

Changes in Death Benefit Option Rules
o    Your request for a change must be by Written Notice.
o You can only change your Policy death benefit option once each Policy year. The change will be effective on the Monthly Date after we receive (or, if evidence of insurability is necessary, after we approve) your Written Notice.
o    There is no fee to change your Policy death benefit option.
o    Changing from Option B to Option A, or from Option C to Option A:
     The Specified Amount will not change, and the death benefit will be reduced to equal the Specified Amount.
o    Changing from Option A to Option B, or from Option C to Option B:
     The Specified Amount will be adjusted so that the Net Amount at Risk is unchanged.
o The change is allowed only if the new Specified Amount of insurance meets the requirements stated in the Changes in Specified Amount section, below.

    o    Changes in Specified Amount

         The initial Specified Amount is set at the time we issue your Policy. The Specified Amount may change from time to time, as discussed below. A change in Specified Amount could have federal tax consequences (See the TAX MATTERS section.).

         Under the Scheduled Increase Rider for the Insured, we will automatically increase the Specified Amount on Annual Dates. The amount of the increase is shown on the Policy schedule. Total increases from the rider may not exceed two times the initial Specified Amount. No increase will be made after the Annual Date nearest the Insured's 65th birthday. We will mail to you a revised Policy schedule for each increase, Acceptance is automatic. You may reject the increase by Written Notice to us and return of the revised Policy schedule within 30 days of the increase date. There is no charge for the rider.

         In addition, on or after one year from the Policy Date, you may change the current Specified Amount of insurance coverage by Written Notice on a form provided by us, and subject to our approval. Any change will take effect on the Monthly Date on or after the date we receive your Written Notice.

INCREASE () in Coverage Rules
o The minimum amount of an increase in Specified Amount of insurance coverage is $25,000.
o An increase of the Specified Amount will require evidence of insurability satisfactory to us and be subject to our underwriting limits in place at that time. (Underwriting requirements do not apply to requested increases if certain riders are part of your Policy.)
o Any increase of the Specified Amount will be subject to increased cost of insurance charges, monthly Specified Amount charges, and Surrender Charges based on the Insured's gender and the Issue Age and rate class for the increase. You will receive a revised Policy schedule stating the increased charges.

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

DECREASE () in Coverage Rules
o    The amount of any decrease may be no less than $1,000.
o    Any reduction in the Specified Amount will be in the following order:
     -    first, reduce the most recent increase of the Specified Amount;
     -    then, the next most recent increases; and
     -    finally, the Policy's initial Specified Amount.
o Any decrease of the Specified Amount you request will not reduce the Surrender Charges or the monthly Specified Amount charges in effect at the time of the decrease.
o The Specified Amount of coverage after the decrease must be at least $50,000. We may limit any requested decrease to the amount necessary to keep the Policy in compliance with maximum premium limits under federal tax law.
o If the change is within the minimum no-lapse period, we will update the monthly Minimum No-Lapse Premium on the revised Policy schedule.

o        Use of Accounting Benefit Rider and Supplemental Coverage Rider

         When you apply for the Policy, you can combine coverage under either or both the Accounting Benefit Rider (ABR) and the Supplemental Coverage Rider
(SCR) with coverage under the base Policy. You must allocate at least $50,000 to base Specified Amount, and the total Specified Amount must be at least $100,000 if you elect the ABR and $250,000 if you elect the SCR. The SCR Specified Amount cannot exceed nine (9) times the base Specified Amount. Use of these riders will change the cost of your insurance coverage.

Accounting Benefit Rider

         Allocating a portion of the total Specified Amount to the ABR increases early year Cash Surrender Values and decreases later year Cash Surrender Values, as compared to all base coverage. There is no Surrender Charge associated with the ABR Specified Amount, but Monthly Deductions for the rider generally are higher than Monthly Deductions for base coverage. The Monthly Deduction for the ABR consists of a cost of insurance charge and an ABR Specified Amount charge. The ABR Specified Amount charge is an amount per $1000 of ABR Specified Amount and will vary based on gender, rate class, Issue Age, Policy year, and Specified Amount.

         This rider is available only at issue. You cannot surrender the rider separately from the Policy.

Supplemental Coverage Rider

         The Supplemental Coverage Rider ("SCR") provides the opportunity to allocate part of the Policy's Specified Amount to this rider. The SCR will adjust over time to maintain total death benefit coverage as described below.

         The death benefit for the SCR is the difference between your total death benefit and the sum of the base death benefit and ABR death benefit. The SCR death benefit automatically adjusts daily as your base and ABR death benefits change. The total death benefit depends on which death benefit option is in effect:

         You may allocate a portion of the total specified amount to the SCR. The SCR death benefit will adjust over time to maintain the total death benefit as described below. The SCR death benefit at any point in time equals the difference between the total death benefit and the death benefit calculated without the SCR. The total death benefit depends on the death benefit option you select.

Option A: If Option A is in effect, the total death benefit is the greater of:
     1. the Specified Amount of the Policy plus any ABR Specified Amount plus the SCR Specified Amount; and
     2.   the Account Value multiplied by the corridor factor.
Option B: If Option B is in effect, the total death benefit is the greater of:
     1. the Specified Amount of the Policy plus any ABR Specified Amount plus the SCR Specified Amount plus the Account Value; and
     2.   the Account Value multiplied by the corridor factor.
Option C: If Option C is in effect, the total death benefit is the greater of:
     1. the Specified Amount of the Policy plus any ABR Specified Amount plus the SCR Specified Amount plus the sum of premiums paid minus the sum of partial withdrawals taken; and
     2.   the Account Value multipled by the corridor factor.
If the sum of partial withdrawals taken is greater than the sum of premiums paid, the death benefit may be less than the Specified Amount.

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

         If the Account Value grows sufficiently large, it is possible for the SCR death benefit to become zero. As long as the SCR death benefit remains zero, the SCR cost of insurance will be zero. The SCR death benefit can never be less than zero. Even when the SCR death benefit is zero, the rider remains in effect until you remove it from the Policy.

         Example: If your Account Value increases over time due to positive investment performance in the Subaccounts you choose, and you elect the cash value accumulation test and death benefit option A, your Account Value multiplied by the corridor factor could exceed the sum of the base and ABR Specified Amounts. In that situation, your SCR death benefit would reduce so that your total death benefit remains constant. Eventually, your Account Value could peak and begin to decline so that, when multiplied by the corridor factor, the result would become less than the sum of the base and ABR Specified Amounts. In that situation, your SCR death benefit would increase so that your total death benefit remains constant.

         There is no Surrender Charge associated with the SCR Specified Amount. The Monthly Deduction for the SCR consists of a cost of insurance charge and an SCR Specified Amount charge. The SCR Specified Amount charge is an amount per $1000 of SCR Specified Amount and will vary based on gender, rate class, issue age, Policy year, and Specified Amount. Current rates for the SCR generally are lower than current rates for the base Policy, but maximum rates generally are higher.

No Maturity Date

         This Policy does not have a maturity date. There are no cost of insurance charges after the Insured reaches Attained Age 121.

         POLICY LOANS

         You may obtain a loan from the Cash Surrender Value of your Policy. Any loan transaction will permanently affect your Account Value. We may require you to sign a loan agreement. You may ask your sales representative or us to provide illustrations giving examples of how a loan might affect your Account Value, Cash Surrender Value and death benefit.

         Surrender or lapse of a Policy while a loan is outstanding could result in significant tax consequences. See the discussion at TAX TREATMENT OF LOANS AND OTHER DISTRIBUTIONS.

                 Amount You Can Borrow                                         Loan Interest Rate
--------------------------------------------------------------- ------------------------------------------------------
Standard Policy Loan.  You may borrow no more than:             Standard  Loan  Interest  Rate.  Current  net  annual
o      the Cash Surrender Value; minus                          loan  interest  rate of 1.0%:  we  charge  a  current
o      loan interest on Policy Debt  including the requested    interest  rate  with a 4.0%  effective  annual  yield
       loan to the next Annual Date; minus                      (guaranteed  not to exceed 4.0%),  but we also credit
o      the sum of the next three Monthly Deductions.            an interest  rate with an  effective  annual yield of
                                                                3.0% to any amounts in the loan account.
--------------------------------------------------------------- ------------------------------------------------------
                Amount You Can Borrow                                         Loan Interest Rate
--------------------------------------------------------------- ------------------------------------------------------
Preferred  Rate Policy Loan.  After five (5) Policy  years,  a  Preferred  Loan  Interest  Rate.  Current  net annual portion of the Policy Debt may qualify for the preferred  loan  loan  interest  rate of 0.0%:  we  charge  a  current interest  rate.  The portion  eligible for the preferred  loan  interest  rate  with a 3.0%  effective  annual  yield
interest rate is:                                               (guaranteed  not to exceed 3.5%),  but we also credit
o      the Account Value; plus                                  an interest  rate with an  effective  annual yield of
o      the sum of partial withdrawals taken, minus              3.0% to any amounts in the loan account.
o      the sum of premiums paid.

Loan Rules
o    The Policy must be assigned to us as security for the loan.
o We will accept a loan request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
o We will transfer all loan amounts from the Subaccounts and the Fixed Account to a loan account. The amounts will be transferred on a Pro-Rata basis, unless you instruct us otherwise. If the value of an Investment Option after a transfer pursuant to your instructions is less than $100, the amounts will be transferred on a Pro-Rata basis.

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

o Loan interest is due on each Annual Date. If the interest is not paid when due, we will transfer an amount equal to the unpaid loan interest only from the Policy Investment Options you designate; if that is not possible (due to insufficient value in an Investment Option you elect) or you have not provided such instructions, we will deduct loan interest on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account.
o If Policy Debt exceeds Account Value minus the Surrender Charge minus accrued expenses and charges, you must pay the excess or your Policy will lapse.
o You may repay Policy Debt in full or in part any time while the Policy is in force. We will deduct the amount of the loan repayment from the loan account and allocate that amount among the Subaccounts and the Fixed Account in the same percentages as Net Premium is allocated on the date of repayment. You must instruct us to treat your payment as a loan repayment; otherwise, we will treat any unspecified payment as premium.
o The death benefit will be reduced by the amount of any Policy Debt on the date of the Insured's death.
o We may defer making a loan from the Fixed Account for up to six months unless the loan is to pay premiums to us.

         CASH SURRENDER

         While the Insured is alive, you may terminate the Policy for its Cash Surrender Value. After a full Surrender, all your rights in the Policy end, and you may not reinstate the Policy.

         Cash Surrender Rules
          o We will accept a full Surrender request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
          o The applicable Surrender Charge is described in your Policy and in the CHARGES section of this prospectus.
          o We may defer Surrender payments from the Fixed Account for up to six months from the date we receive your request.

         PARTIAL WITHDRAWAL

         While the Insured is alive, you may withdraw part of the Account Value. The amount requested and any partial withdrawal fee will usually be deducted from the Account Value on the date we receive your request if received before 3 p.m. Central Time.

         If Death Benefit Option A (described above) is in effect, then the Specified Amount will be reduced by the partial withdrawal amount plus any fee.

         If Death Benefit Option B or Option C (described above) is in effect, the Account Value will be reduced by the amount of the partial withdrawal, but the Specified Amount of insurance coverage will not change.

Partial Withdrawal Rules
o We will accept a partial withdrawal request signed by you on our form of Written Notice by mail or facsimile.
o The applicable partial withdrawal fee is stated in your Policy and the CHARGES section of this prospectus.
     - The minimum partial withdrawal amount is $100; the maximum is an amount such that the remaining Cash Surrender Value is at least an amount sufficient to maintain the Policy in force for the next three months.
o    A partial withdrawal is irrevocable.
o For tax purposes, partial withdrawals are treated as made first from premiums paid and then from earnings, beginning with the most recent premium payment, unless the Policy is a modified endowment contract.
o Partial withdrawals will be deducted from your Policy Investment Options on a Pro-Rata basis, unless you instruct us otherwise. If the value of an Investment Option after a withdrawal pursuant to your instructions is less than $100, the amounts will be deducted on a Pro-Rata basis.
o Partial withdrawals result in cancellation of Accumulation Units from each applicable Subaccount.
o We reserve the right to defer withdrawal payments from the Fixed Account for up to six months from the date we receive your request.
o Partial withdrawals may change the Minimum No-Lapse Premium requirements. You may request a new illustration of Account Value from us to demonstrate these changes.
o Depending upon the circumstances, a partial withdrawal may have tax consequences.

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

         PAYMENT OF POLICY PROCEEDS

         A primary function of a life insurance policy is to provide payment of Policy proceeds. Policy proceeds are payable upon the Insured's death, a full Surrender or partial withdrawal of Account Value, or upon any other benefit where certain proceeds are payable. We will make payment in a lump sum to the beneficiary.

Rules for Payment of Policy Proceeds
o Payees must be individuals who receive payments in their own behalf unless otherwise agreed to by us.
o We may require proof of your age or survival or the age or survival of the payee.
o No payee may commute, encumber or alienate any proceeds under this Policy before they are due. No proceeds are subject to attachment for any debt or obligation of any payee.

o        Payment of Death Benefit Proceeds

         We may pay death benefit proceeds in a lump sum by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within seven days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

TAX MATTERS

         The following is only general information about federal tax law and is not intended as tax advice to any individual. Tax laws affecting the Policy are complex, may change and are affected by your facts and circumstances. We cannot guarantee the tax treatment of the Policy or any transaction involving the Policy. You should consult your own tax adviser as to how these general rules and any applicable taxes will apply to you if you purchase a Policy.

o        Life Insurance Qualification; Tax Treatment of Death Benefit

         The Internal Revenue Code, as amended (the "Code") defines a life insurance contract for federal income tax purposes. This definition can be met if an insurance contract satisfies either one of two tests set forth in that section. The Code and related regulations do not directly address the manner in which these tests should be applied to certain features of the Policy. Thus, there is some uncertainty about how those tests apply to the Policy.

         Nevertheless, we believe the Policy qualifies as a life insurance contract for federal tax purposes, so that:
          o the death benefit should be fully excludable from the beneficiary's gross income; and
          o you should not be considered in constructive receipt of the Cash Surrender Value, including any increases in Cash Surrender Value, unless and until it is distributed from the Policy. However, Congress has recently enacted new statutory provisions relating to employer owned life insurance. The death benefit of life insurance owned by an employer is taxable unless the Insured is a certain class of employee and has been given notice and has consented to coverage on his life. Specific statutory requirements must be satisfied for the death benefit of employer owned life insurance to be excluded from taxable income. Any employer contemplating the purchase of a life insurance contract should consult a tax adviser.

         We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.


         Modified Endowment Contracts. The Code establishes a class of life insurance contracts designated as modified endowment contracts. Distributions from a modified endowment contract are taxed under different rules, most notably distributions are treated as from income first (to the extent of any gain in the contract) then from cost basis. There are other differences related to modified endowment contracts, such as loans being treated as a

Excel Performance VUL                  34
distribution (see Tax Treatment of Loans and Other Distributions below). The Code rules governing whether a Policy will be treated as a modified endowment contract are extremely complex. In general, a Policy is a modified endowment contract if the accumulated premium payments made at any time during the first seven Policy years exceed the sum of the net level premium payments which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a modified endowment contract because of a material change. The determination of whether a Policy is a modified endowment contract after a material change generally depends upon the relationship of the Policy's death benefit and Account Value at the time of such change and the additional premium payments made in the seven years following the material change. A Policy may also become a modified endowment contract if the death benefit is reduced.

         A Policy issued in exchange for a modified endowment contract is also treated as a modified endowment contract. However, we believe that a Policy issued in exchange for a life insurance Policy that is not a modified endowment contract will generally not be treated as a modified endowment contract if the death benefit of the Policy is greater than or equal to the death benefit of the Policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the Policy to become a modified endowment contract. You may, of course, choose to not make additional payments in order to prevent a Policy from being treated as a modified endowment contract.

o        Special Considerations for Corporations and Employers

         Premium paid by a business for a life insurance Policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the Policy. For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from the Policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the Policy's Cash Surrender Value are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes. In 2006, Congress adopted new rules relating to Employer Owned Life Insurance. Any employer contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser regarding the Employee Notice and Consent requirements to avoid the income taxation of the life insurance death benefits.

o        Tax Treatment of Loans and Other Distributions

         Upon a Surrender or lapse of the Policy, if the amount received plus any outstanding Policy Debt exceeds the total cost basis in the Policy, the excess will generally be treated as ordinary income subject to tax, regardless of whether a Policy is or is not a modified endowment contract. However, the tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a modified endowment contract.

"Cost Basis in the Policy" means:
o the total of any premium payments or other consideration paid for the Policy, minus
o    any withdrawals previously recovered that were not taxable.

Distributions from Policies Classified as Modified Endowment Contracts are subject to the following tax rules:

     o All distributions, including Surrenders and partial withdrawals, are treated as ordinary income subject to tax to the extent the excess (if any) of the Account Value immediately before the distribution exceeds the cost basis in the Policy at such time.

     o Loans from or secured by the Policy are treated as distributions and taxed accordingly. If you do not repay loan interest, the loan interest itself is treated as a distribution.
     o A 10% additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, the Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59 1/2, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts are generally treated as first recovering the cost basis in the Policy and then, only after the return of all such cost basis in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Code's definition of life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy).

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


This Policy's flexibility and how you tailor it to meet your needs could cause it to be a modified endowment contract. We recommend you consult with a tax adviser to determine if desired Policy transactions may cause such treatment. When a premium payment is credited which we believe causes the Policy to become a modified endowment contract, we will notify you and offer you the oportunity to request a refund of that premium in order to avoid such treatment. You have 30 days after receiving such a notice to request the refund.

         Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. However, it is possible that reduced rate loans could be treated as distributions rather than loans.

         Distributions (including upon Surrender) and loans from, or secured by, a Policy that is not a modified endowment contract are not subject to the 10% additional income tax rule. If a Policy is not now but later becomes a modified endowment contract, then any distributions made from the Policy within two years prior to the change will become taxable pursuant to modified endowment contract rules.

o        Other Policy Owner Tax Matters

         Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, a partial or full Surrender, a lapse, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer and other tax consequences of ownership or receipt of distributions from a Policy depend on the circumstances of each Owner or beneficiary.

         Interest paid on Policy loans generally is not tax deductible.

         Aggregation of modified endowment contracts. Pre-death distributions (including a loan, partial withdrawal, collateral assignment or full Surrender) from a Policy that is treated as a modified endowment contract may require a special aggregation to determine the amount of income recognized on the Policy. If we or any of our affiliates issue more than one modified endowment contract to the same Policy Owner within any 12-month period, then for purposes of measuring the income on the Policy with respect to a distribution from any of those Policies, the income for all those Policies will be aggregated and attributed to that distribution.

         Federal and state estate, inheritance and other tax consequences of ownership or receipt of proceeds under the Policy depend upon your or the beneficiary's individual circumstance.

         Diversification requirements. Investments of the Separate Account must be "adequately diversified" for the Policy to qualify as a life insurance contract under the Code. Any failure to comply with diversification requirements could subject you to immediate taxation on the incremental increases in Account Value plus the cost of insurance protection for the year. However, we believe the Policy complies fully with such requirements.

         Owner control. The Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which your control of the investments of the Separate Account may cause you, rather than us, to be treated as the owner of the assets in the Separate Account. To date, no such regulations or guidance has been issued. If you are considered the Owner of the assets of the Separate Account, income and gains from the Separate Account would be included in your gross income.

         The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that owners were not owners of separate account assets. For example, you have additional flexibility in allocating Policy premium and Account Value. These differences could result in you being treated as the owner of a Pro-Rata share of the assets of the Separate Account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury may issue. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of the assets of the Separate Account.

         Paid-Up Life Insurance Benefit Endorsement. Electing this benefit may have adverse tax consequences. The Internal Revenue Service has not ruled on the use of this endorsement. We strongly urge you to consult legal counsel and your personal tax adviser before electing this benefit.

         Tax-advantaged arrangements. The Policy may be used in various arrangements, including non-qualified deferred compensation, split dollar arrangements and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax adviser regarding the tax attributes of the particular

Excel Performance VUL                  36
arrangement and the suitability of this Policy for the arrangement.

         Split-Dollar Arrangements. The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

         Also, on July 20, 2002, the Sarbanes-Oxley Act of 2002 became law and required significant accounting and corporate governance reform. This Act prohibits, with limited exceptions, publicly-traded companies from extending many types of personal loans to their directors or executive officers. This prohibition may be interpreted as applying to some arrangements for split-dollar life insurance policies for directors and executive officers of such companies, since such insurance may be viewed as involving a loan from the employer for at least some purposes. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

         Tax Shelter Regulations. Prospective owners should consult a tax adviser about the treatment of the Policy under the Treasury Regulations applicable to tax shelters.

         Alternative Minimum Tax. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.

LEGAL PROCEEDINGS

         As of the date of this prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.


HOW TO GET FINANCIAL STATEMENTS

         Our financial statements are included in a Statement of Additional Information ("SAI"). For information on how to obtain copies of these financial statements, at no charge, see the STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT provision on the last page of this prospectus.


DISTRIBUTION OF THE POLICY

         Our underwriter and affiliate, Ameritas Investment Corp., enters into contracts with its own registered representatives to sell Policies and with various broker-dealers ("Distributors") to distribute Policies through their representatives. Total commission paid for the Policies and other information about distribution compensation can be found in this Policy's Statement of Additional Information ("SAI"). Instructions to obtain an SAI are on the last page of this prospectus. It is also fair for you to ask a representative about the commission they earn for the sale of a Policy. Information about compensation we pay helps you determine whether a representative may have an incentive to recommend our product over another. In addition to regularly scheduled commission, which is indirectly paid for by certain Policy charges, distribution compensation can include periodic cash incentives paid based upon sales goals. We may enter into special compensation or reimbursement arrangements with certain broker-dealers for, among other things, training of sales personnel, marketing or other services they provide to our affiliates or us. We may also pay other distribution expenses, marketing support allowances, conference sponsorship fees and production incentive bonuses. The list of broker-dealers to whom we pay conference sponsorship fees (typically ranging from $5,000 to $25,000) and marketing support allowances may change from time to time, but in calendar year 2008 the list included the following firms: Cambridge Investment Research, Inc., Commonwealth Financial Network, Harbour Investment, Inc., Investacorp Inc., Investors Capital Corp., LPL Financial Services and Sigma Financial Corporation. Any additional compensation is paid out of our own assets and will not result in any additional direct charge to you.

Excel Performance VUL                  37

APPENDIX A: Optional Features

         This Appendix is intended to provide only a very brief overview of additional benefits available to be added to your Policy by rider. Some of these features are only available at the time the Policy is issued, and may not be added later. For more information, contact your registered representative or us. Certain riders may not be available in all states. The cost for each rider, if any, is explained in the CHARGES section.

o    Accelerated Benefit Rider
     This rider provides the ability to accelerate the death benefit to be a living benefit, allowing you to withdraw value from the Policy, as defined in the rider, in the event of diagnosis of terminal illness. The amount available as a living benefit is less than the total death benefit payable under the Policy.

o    Accidental Death Benefit Rider
     This rider provides an additional death benefit, payable if the Insured's death results from certain accidental causes.

o    Accounting Benefit Rider ("ABR") *
     This rider provides term insurance upon the Insured's life in addition to the Specified Amount of insurance coverage under the Policy.

o    Children's Insurance Rider
     This rider provides term life insurance protection, as defined in the rider, for the Insured's children.

o    Guaranteed Insurability Rider
     This rider guarantees that insurance coverage may be added at various option dates without evidence of insurability. This benefit may be exercised on the option dates even if the Insured is disabled.

o    Insurance Exchange Rider
     This rider provides the right to exchange the Policy for a new policy on the life of a substitute insured. Exercise of the right is subject to satisfactory evidence of insurability of the substitute insured. Costs associated with the new policy will vary. For purposes of calculating any surrender charges subsequently imposed on the policy acquired by exchange, we will take into account the number of policy years that this Policy, and the policy acquired by exchange, have been in force. Exercise of this rider will result in a taxable exchange.

o    Paid-Up Insurance Benefit Endorsement
     This endorsement protects your Policy from lapsing under certain conditions when your outstanding Policy Debt is large relative to your Account Value and Specified Amount.

o    Scheduled Increase Rider
     This rider provides for automatic increases in the Specified Amount on each Annual Date, subject to the terms of the rider. The amount of the increase is specified in the rider. The Insured's rate class on the issue date of the rider will be the rate class of the scheduled increases. You cannot add this rider if you have chosen the cash value accumulation test as your tax qualification test.

o    Supplemental Coverage Rider ("SCR") *
     This rider provides a supplemental death benefit that automatically adjusts over time to maintain the total death benefit coverage you select. For example, if your base death benefit (and any ABR term death benefit) decreases below the total death benefit, the SCR death benefit will increase to maintain the total death benefit amount.

o    Term Insurance Rider
     This rider provides term insurance upon an individual other than the insured.

o    Total Disability Benefit Rider
     This rider provides that during periods of the Insured's total disability, as defined in the rider, we will pay benefits to the Policy Owner by paying some or all of the Policy premiums, and by waiving the Cost of Insurance Charge for this rider. The Owner chooses the benefit level at the issue of the rider.

o    Waiver of Monthly Deduction Rider
     This rider provides that during periods of the Insured's total disability, as defined in the rider, certain Policy charges and charges for any Policy riders will be waived.

* More information about the ABR and SCR riders is found in the Death Benefits section of this prospectus.

Excel Performance VUL                  38

DEFINED TERMS
Defined terms, other than "we, us, our," "you and your," are shown using initial capital letters in this prospectus.

Account Value / Accumulation Value / Policy Value means the sum of Net Premiums paid, minus partial withdrawals, minus Policy charges, plus interest credited to the Fixed Account and the loan account, adjusted for gains or losses in the Subaccounts. The Account Value is comprised of amounts in the Subaccounts, the Fixed Account, and the loan account.

Accumulation Unit means an accounting unit of measure used to calculate the Account Value allocated to a Subaccount of the Separate Account. It is similar to a share of a mutual fund.

Annual Date means the same date each year as the Policy Date.

Attained Age means the Issue Age plus the number of completed Policy years. With respect to any increase in Specified Amount, Attained Age means the Issue Age for the increase plus the number of complete years since the increase.

Business Day means each day that the New York Stock Exchange is open for trading.

Cash Surrender Value means the Account Value, minus the Surrender Charge, minus any Policy Debt.

Fixed Account is an account that credits a fixed rate of interest guaranteed by us and is not affected by the experience of the variable Investment Options of the Separate Account. The Fixed Account is part of our general account.

Insured means the person shown on the policy schedule upon whose life this policy is issued.

Investment Options means collectively the Subaccounts and the Fixed Account. You may allocate Net Premiums and reallocate Account Value among the Investment Options.

Issue Age means the Insured's age as of the birthday nearest to the Policy Date. With respect to any increase in Specified Amount, Issue Age means the Insured's age as of the birthday nearest to the date of the increase.

Issue Date means the date on which the suicide and incontestability periods begin. If we have received the initial premium from you, the Issue Date will also be the date when you have life insurance coverage with us. If we have not received the initial premium from you, you WILL NOT have coverage until the date on which we receive the initial premium from you.

Minimum No-Lapse Premium means the amount that must be paid on a cumulative basis to keep this Policy in force during the minimum no-lapse period as shown on the Policy schedule.

Monthly Date means the same date of each month as the Policy Date.

Monthly Deduction means a charge made against the Account Value on each Monthly Date for the coverage provided by this Policy and any attached riders.

Net Amount at Risk means the death benefit on the Monthly Date, discounted at the Fixed Account minimum credited rate for one month, minus the Account Value on the Monthly Date, after the Monthly Deduction has been taken except for the cost of insurance.

Net Premium means the premium paid reduced by the premium charge, which will not exceed the maximum premium charge shown on the Policy schedule.

Planned Periodic Premium means a level premium you intend to pay at a fixed interval. The Planned Periodic Premium is shown on the Policy schedule.

Excel Performance VUL                  39

Policy Date means the date from which Policy months, years and anniversaries are measured. The Policy Date will be determined by us unless you request a different Policy Date that we approve. If the Issue Date is after the Policy Date or we have not received the initial premium from you, you WILL NOT have life insurance coverage on the Policy Date.

Policy Debt means the sum of all unpaid Policy loans and accrued interest on Policy loans.

Pro-Rata means allocating a dollar amount among the Investment Options in proportion to the Account Value in those Investment Options.

Right to Examine Transfer Date means 13 days after the Issue Date, or if later, the date all requirements necessary to place the Policy in force are delivered to us.

Specified Amount means a dollar amount used to determine the death benefit of your Policy. It is shown on the Policy schedule. You may increase or decrease it as provided in your Policy.

Subaccounts means the divisions within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio.

Surrender means termination of this Policy at your request for its Cash Surrender Value while the Insured is alive.

Surrender Charge means the charge subtracted from the Account Value on the Surrender of this Policy.

Valuation Period is the period commencing at the close of business of the New York Stock Exchange on each Business Day and ending at the close of business on the next succeeding Business Day.

We, Us, Our, Ameritas means Ameritas Life Insurance Corp.

Written Notice means information we have received at Ameritas, Service Center, P.O. Box 82550, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-7335. A Written Notice must be signed by you, in good order, and on a form approved by or acceptable to us Call us if you have questions about what form or information is required. When notice is permitted and sent to us by facsimile, we have the right to implement the request if the copied or facsimile signature appears to be a copy of a your genuine original signature.

You, Your, Owner means the Owner as shown on the Policy schedule, unless changed. The Insured may or may not be the Owner.


Excel Performance VUL                  40

         IMSA

         We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. Our membership in IMSA applies to us only and not to our products or affiliates.


                                    THANK YOU
                         for reviewing this prospectus.
    You should also review the fund prospectuses for the Subaccount variable
          Investment Option underlying portfolios you wish to select.

                             IF YOU HAVE QUESTIONS,
             wish to request a Statement of Additional Information,
               or inquire about a Policy, including a personalized
               illustration (without charge), contact your sales
                  representative, or write or telephone us at:

                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                       Toll-Free Telephone: 1-800-745-1112
                               Fax: 1-402-467-7335
                 Interfund Transfer Request Fax: 1-402-467-7923
                           Internet: www.ameritas.com


                           REMEMBER, THE CORRECT FORM
is important for us to process your Policy elections and changes accurately. Many service forms can be found in the "Products & Services" section of our Internet site. Or, call us at our toll-free number and we will send you the form you need.

         ILLUSTRATIONS

         Illustrations are tools that can help demonstrate how the Policy operates, given the Policy's charges, Investment Options and any optional features selected, how you plan to accumulate or access Account Value over time, and assumed rates of return. Illustrations may also be able to assist you in comparing the Policy's death benefits, Cash Surrender Values and Account Values with those of other variable life insurance policies based upon the same or similar assumptions. You may ask your sales representative or us (at our toll-free telephone number) to provide an illustration, without charge, based upon your specific situation.

         STATEMENT OF ADDITIONAL INFORMATION;
         REGISTRATION STATEMENT

         A Statement of Additional Information ("SAI") with the same date as this prospectus contains other information about the Separate Account and the Policy. You may obtain a copy by calling our toll-free telephone number, at the left. Within three Business Days after we receive your request for an SAI, we will send your copy, without charge, by first class mail or e-mail. Information about the Separate Account (including the SAI), is available on the SEC's Internet site at (www.sec.gov, select "Search for Company Filings," select "file number," then type "333-151913"), or can be reviewed and, for a fee, copied at or ordered from the SEC's Public Reference Room, 100 F Street, NE, Washington, D.C. 20549-0102. (You may direct questions to the SEC at 202-551-8090.)

         REPORTS TO YOU

         We will send a statement to you at least annually showing your Policy's death benefit, Account Value and any Policy Debt. If your Policy activity is limited to scheduled periodic premiums automatically deducted from your bank or investment account, the annual report will also be the only confirmation you have of premium payments and regular Monthly Deductions. We will confirm any other premium payments, Policy Debt, transfers between Investment Options, lapses, Surrender, partial withdrawals, and other Policy transactions as they occur. You will receive additional periodic reports that the SEC may require.


(R) Ameritas Life Insurance Corp.

                       [Ameritas Life Insurance Corp.Logo]
                                           A UNIFI Company

Excel Performance VUL        Last Page            SEC Registration #: 811-04473

Statement of Additional Information:  May 1, 2009
to accompany Policy Prospectuses dated:  May 1, 2009

                                            [AMERITAS LIFE INSURANCE CORP. LOGO]
                                                                 A UNIFI Company

VARIABLE LIFE INSURANCE POLICIES
offered through
AMERITAS VARIABLE SEPARATE ACCOUNT V


TABLE OF CONTENTS                                Page

General Information and History....................1

Services...........................................2
Underwriter
Distribution of the Policy

More Information on Charges........................4
         Waiver of Certain Charges
         Underwriting Procedure
Model Asset Allocation Program
         The Service
         The Morningstar Asset Allocator Models
         Periodic Updates of the Models and Notices of Updates
         Risks

Distribution of Materials..........................6
Advertising
Performance Data

Financial Statements...............................7


Contacting Us. To answer your questions or to send additional premium, contact your sales representative or write or call us at:

                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       Or
                                  5900 O Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-7335
                                www.ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.


This Statement of Additional Information is not a prospectus. It contains information in addition to that set forth in the Policy prospectus and should be read together with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 82550, Lincoln, Nebraska 68501, by e-mailing us or accessing it through our Web site at www.ameritas.com, or by calling us at 1-800-745-1112. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

           GENERAL INFORMATION AND HISTORY

           Ameritas Life Insurance Corp. ("we, us, our, Ameritas") is a stock life insurance company organized under the insurance laws of the State of Nebraska since 1887. We are engaged in the business of issuing life insurance and annuities, group dental and vision insurance, retirement plans and 401(k) plans throughout the United States (except New York). We are an indirect wholly owned subsidiary of UNIFI Mutual Holding Company ("UNIFI") (we are wholly owned by Ameritas Holding Company, which in turn is wholly owned by UNIFI). The UNIFI companies are a diversified family of financial services businesses offering the above-listed products and services as well as mutual funds and other investments, financial planning, banking, and public financing.

         Prior to May 1, 2007, the Policies described in this Statement of Additional Information and in the prospectus were offered and issued by Ameritas Variable Life Insurance Company ("AVLIC"). Effective May 1, 2007, AVLIC merged into Ameritas, AVLIC's former parent. Ameritas Variable Separate Account V, formerly "Ameritas Variable Life Insurance Company Separate Account V," is now a separate investment account of Ameritas. Policies previously issued by AVLIC now are Policies of Ameritas, which will service and maintain those Policies in accordance with their terms.


Ameritas Variable Separate Account V         Statement of Additional Information
                                     SAI: 1

UNDERWRITER

         SERVICES
         Affiliates of Ameritas provide administrative services to Ameritas relating to policies offered by its separate accounts, including Ameritas Variable Separate Account V (the "Registrant"). These services are provided under the UNIFI companies' General Administrative Services Agreement dated January 1, 2006 (the "Agreement"). Under the terms of the Agreement, certain affiliates provided management, administrative, information technology, actuarial, and other services to Ameritas. The Agreement is not an agreement of the Registrant, nor are the services under the Agreement provided to the Registrant. For the services provided to Ameritas relating to the Registrant and its variable life insurance policies under the terms of the Agreement, Ameritas paid the following amounts to the listed affiliates in the last three years:

                                         -------------- -------------- --------------
AFFILIATE:              YEAR:                 2006           2007           2008
-------------------------------------------------------------------------------------
Acacia Life Insurance Company                    $0       $1,087,364      $442,275
-------------------------------------------------------------------------------------
The Union Central Life Insurance Company   $380,597       $1,003,468    $2,077,574
-------------------------------------------------------------------------------------

Matters of state and federal law pertaining to the policies have been reviewed by the UNIFI legal staff.

         UNDERWRITER

         Excel Performance VUL Policies are offered continuously and are distributed by Ameritas Investment Corp. (AIC), 5900 O Street, Lincoln, Nebraska 68510. Other policies in Ameritas Variable Separate Account V were also distributed by AIC, a majority-owned subsidiary of ours. AIC enters into contracts with various broker-dealers (Distributors) to distribute Policies.

                                                           YEAR:        2006             2007             2008
----------------------------------------------------------------- ----------------- ---------------- ----------------
Variable life insurance commission the Depositor paid to AIC         $10,814,882      $10,123,322       $7,530,002
that was paid to other broker-dealers and representatives (not kept by AIC).
----------------------------------------------------------------- ----------------- ---------------- ----------------
Variable life insurance commission earned and kept by AIC.               $12,753          $12,753           $6,339
----------------------------------------------------------------- ----------------- ---------------- ----------------
Fees the Depositor paid to AIC for variable life insurance              $298,477         $232,565         $149,432
Principal Underwriter services.
----------------------------------------------------------------- ----------------- ---------------- ----------------

         DISTRIBUTION OF THE POLICY

         Our underwriter, AIC, enters into contracts with various broker-dealers (Distributors) to distribute Policies. These Distributors are registered with the SEC and are members of the Financial Industry Regulatory Authority (FINRA). All persons selling the Policy must be registered representatives of the Distributors, and must also be licensed as insurance agents to sell variable insurance products.

         Distribution Compensation for Currently Sold Products
          o Excel Performance VUL: We pay commissions for the sale of the Policies. If the ABR is not selected, the maximum commissions payable are: 105% of premiums up to the target premium and 4% of premiums above that amount paid in the first Policy Year; 4% of premium paid in Policy Years 2 through 10; and 2% of premium paid thereafter as a service fee. If the ABR is selected, the maximum commissions payable are: 105% of first-year premium allocated to the base Policy up to the base Policy target premium; 35% of first-year premium allocated to the ABR up to the ABR target premium; 4% of first-year premium in excess of the sum of the base and ABR target premiums; 25% of premium allocated to the ABR up to the ABR target premium in each of Policy Years 2 through 5; 4% of premium on any additional premium paid in each of Policy Years 2 through 5; 4% of premium paid in Policy Years 6 through 10; and 2% of premium paid thereafter as a service fee. The SCR does not affect target premium and does not have premiums allocated to it. For an increase in specified amount, we will pay first-year commission on any increase in planned periodic premium that occurs during the Policy Year of the increase in specified amount. Substandard risks and riders, to the extent they affect target premiums, may result in additional compensation. We will pay agents commissions after the first year, called "trail" commissions, up to a maximum annual rate of 0.25% of unborrowed account value. Additional amounts may be paid and expenses may be reimbursed based on various factors. Other selling broker-dealers will share commissions and additional amounts received for

Ameritas Variable Separate Account V         Statement of Additional Information
                                     SAI: 2
               sales of the Policies with their sales representattives involved in the sales in accordance with their rules and Policies for compensating sales representatives.


         Distribution Compensation for Products No Longer Being Sold
          o Overture APPLAUSE, APPLAUSE II, & ENCORE!: During the first Policy Year, the commission may equal an amount up to 100% (105% for Encore!) of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% (2% for Encore!) of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.
          o Overture LIFE SPVUL: During the first Policy Year, the commission may equal an amount up to 105% of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.
          o Corporate Benefit VUL: During the first Policy Year, the commission may equal an amount up to 30% of premium in the first year and up to 12% of premium in renewal years. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the sixth Policy Year.
          o Overture VIVA!: Commission may equal an amount up to 140% of premium in the first year and up to 13% of premium in renewal years. Broker-dealers may also receive a service fee up to an annualized rate of 0.5% of the Policy value beginning in the fifth Policy Year.
          o Overture BRAVO!: During the first Policy Year, the commission may equal an amount up to 105% of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.

          o Overture OVATION!: During the first Policy Year, the commission may equal an amount up to 117% of the first year target premium paid plus the first year cost of any riders and 5% for premiums paid in excess fo the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% of the premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.
          o Protector hVUL. Commission may equal an amount up to 105% of premium in the first year and up to 3% of premium in renewal years. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Policy value beginning in the fifth Policy Year.

Ameritas Variable Separate Account V         Statement of Additional Information
                                     SAI: 3

         We pay commissions for the sale of the Policies. Because sales representatives of the Distributor are also insurance agents for The Union Central Life Insurance Company, Ameritas Life Insurance Corp. and/or Acacia Life Insurance Company ("UNIFI Companies"), they are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that UNIFI Companies offer. These programs include conferences, seminars, meals, sporting events, theater performances, payment for travel, lodging and entertainment, prizes, and awards, subject to applicable regulatory requirements. Sales of the Policies may help sales representatives qualify for such benefits. Sales representatives may receive other payments from UNIFI Companies for services that do not directly involve the sale of the Policies, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, the Distributor's sales representatives who meet certain UNIFI Companies productivity, persistency and length of service standards may be eligible for additional compensation. These benefits, programs or payments do not result in any additional charges under the Policy other than those described in the prospectus' CHARGES section.

         MORE INFORMATION ON CHARGES

o        Waiver of Certain Charges

         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding charges charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue, or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. Any fee waiver will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to State approval.

o        Underwriting Procedure

         The Policy's cost of insurance depends upon the insured's sex, issue age, risk class, and length of time the Policy has been in force. The rates will vary depending upon tobacco use and other risk factors. For the Excel Performance VUL and Protector hVUL, guaranteed cost of insurance rates are based on the gender-distinct, smoker-distinct 2001 Commissioners Standard Ordinary Age Nearest Birthday Ultimate Mortality Tables. For all other policies, the guaranteed cost of insurance rates are based on the insured's attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables without smoker distinction. The maximum rates for the table-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

         The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states or in connection with certain employee benefit arrangements, are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

         If the rating class for any increase in the specified amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. Decreases may be reflected in the cost of insurance rate, as discussed earlier.

         Actual charges made during the Policy year will be shown in the annual report delivered to Policy owners.

o        MODEL ASSET ALLOCATION PROGRAM
         MORNINGSTAR(R) ASSET ALLOCATOR offered through
         AMERITAS INVESTMENT CORP.

o        The Service
         Ameritas Investment Corp. ("AIC"), an affiliate of ours, has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk, and marketed exclusively through our Policies as the "Morningstar Asset Allocator" program. AIC periodically (typically annually) evaluates and updates the

Ameritas Variable Separate Account V         Statement of Additional Information
                                     SAI: 4
models. In developing and periodically updating the models, AIC currently relies on the recommendations of Morningstar Associates, LLC. AIC may change the firm it uses, or, may use no independent firm at all.

         If you choose to subscribe to the Morningstar Asset Allocator program, AIC will serve as your investment adviser for the service solely for purposes of development of the program models and periodic updates of the models.

         If you choose to subscribe to the Morningstar Asset Allocator program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.

o        The Morningstar Asset Allocator Models
         Development of the Morningstar Asset Allocator models is a two-step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Next, after the asset class exposures are known, a determination is made of how available investment options can be used to implement the asset class level allocations. The investment options are selected by evaluating the asset classes represented by the underlying portfolios and combining investment options to arrive at the desired asset class exposure. Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

o        Periodic Updates of the Models and Notices of Updates
         Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result, each model may change, and the investment options used within a model may change.

         When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model (independently of the automatic quarterly rebalancing). AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Morningstar Asset Allocation program.

         When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Morningstar Asset Allocator program.

o        Risks
         Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in a Morningstar Asset Allocator model than if you had not participated. A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

         Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the models.

Ameritas Variable Separate Account V         Statement of Additional Information
                                     SAI: 5

         AIC, an affiliate of ours, may be subject to competing interests that have the potential to influence its decision making with regard to the models. In addition to its limited role as investment adviser under the Morningstar Asset Allocator program, AIC is also compensated by us as principal underwriter for the Policies. We and AIC may receive fees for administrative services from other portfolios that are available as investment options. AIC may have an incentive to use certain portfolios in the models that provide higher fees for administrative services or distribution fees. AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions. All our model investment options and their underlying portfolios are analyzed by Morningstar Associates, LLC, an independent analytical firm. Neither AIC nor we dictate to Morningstar the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). AIC and we believe reliance on recommendations of Morningstar to develop and update the models reduces the potential for AIC and us to be influenced by these competing interests, but there can be no assurance of this.

         AIC and we are under no obligation to continue the Morningstar Asset Allocator program, or any asset allocation program, and have the right to terminate or change such services at any time.

         DISTRIBUTION OF MATERIALS

         We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box.

         ADVERTISING

         From time to time, we may advertise performance information for the Subaccounts and their underlying portfolios. We may also advertise ratings, rankings or other information related to us, the Subaccounts or the underlying portfolios.

         We may provide hypothetical illustrations of Policy value, Cash Surrender Value and death benefit based on historical investment returns of the underlying portfolios for a sample Policy based on assumptions as to age, sex and risk class of the insured, and other Policy-specific assumptions.

         We may also provide individualized hypothetical illustrations calculated in the same manner as stated above but based upon factors particular to your Policy.

         PERFORMANCE DATA

         From time to time, we may advertise performance for the Subaccount variable investment options. Performance data is available on our website and is authorized for use with prospective investors only when accompanied or preceded by current product and fund prospectuses containing detailed information about the Policy, investment, limitations and risks.

         Performance returns reflect fees and charges assessed by the fund companies and current mortality and expenses and administrative risk charges deducted from separate account assets. Some portfolio advisers have agreed to limit their expenses; without these limits, performance would have been lower. The returns shown on our website do not reflect the Policy's transaction fees and periodic charges. If these fees and charges were deducted, the performance quoted would be lower. Yields shown are typically annualized yields. This means the income generated during the measured seven days is assumed to be generated each week over a 52-week period, and not reinvested, and is shown as a percentage of the investment.

         We encourage you to obtain a personalized illustration which reflects all charges of the Policy and the impact of those charges upon performance; contact your registered representative or us to obtain an illustration, without charge, based upon your specific situation. See the Policy prospectus for detailed information about Policy charges and portfolio prospectuses for each portfolio's expenses.

         For periods prior to the date the Policy Subaccount began operation, performance data will be calculated based on the performance of the underlying portfolio and the assumption that the Subaccounts were in existence for the same periods as those indicated for the underlying portfolio with the level of Policy charges that were in effect at the inception of the Subaccount.

Ameritas Variable Separate Account V         Statement of Additional Information
                                     SAI: 6

         Past performance is no guarantee of future results. The return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost.

         FINANCIAL STATEMENTS

The statutory statements of admitted assets, liabilities, capital and surplus of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of UNIFI Mutual Holding Company, as of December 31, 2008 and 2007, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2008 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Ameritas Variable Separate Account V as of December 31, 2008, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1248 "O" Street, Suite 716, Lincoln, NE 68508.

         Our financial statements follow this page of this SAI. They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.


Ameritas Variable Separate Account V         Statement of Additional Information
                                     SAI: 7

                      AMERITAS VARIABLE SEPARATE ACCOUNT V


                  FINANCIAL STATEMENTS AS OF DECEMBER 31, 2008
             AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
           AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Variable Separate Account V (the "Account") as of December 31, 2008 and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Variable Separate Account V as of December 31, 2008, the results of operations for the period then ended, the changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Lincoln, Nebraska
March 6, 2009

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2008

ASSETS
INVESTMENTS AT FAIR VALUE:
    Fidelity Variable Insurance Products (Fidelity):
       Fidelity VIP Equity-Income Portfolio, Initial Class (Equity-Income IC) -
         1,398,159.436 shares at $13.18 per share (cost $32,122,590)                             $     18,427,741
       Fidelity VIP Equity-Income Portfolio, Service Class (Equity-Income SC) -
         27,505.959 shares at $13.14 per share (cost $653,794)                                            361,428
       Fidelity VIP Growth Portfolio, Initial Class (Growth IC) -
         839,851.353 shares at $23.53 per share (cost $31,099,826)                                     19,761,702
       Fidelity VIP Growth Portfolio, Service Class (Growth SC) -
         20,592.985 shares at $23.47 per share (cost $702,735)                                            483,317
       Fidelity VIP High Income Portfolio, Initial Class (High Income IC) -
         1,727,052.662 shares at $3.96 per share (cost $10,053,821)                                     6,839,129
       Fidelity VIP High Income Portfolio, Service Class (High Income SC) -
         54,751.397 shares at $3.94 per share (cost $317,645)                                             215,721
       Fidelity VIP Overseas Portfolio, Initial Class (Overseas IC) -
         921,702.737 shares at $12.17 per share (cost $17,980,273)                                     11,217,122
       Fidelity VIP Overseas Portfolio, Service Class (Overseas SC) -
         14,836.292 shares at $12.12 per share (cost $309,345)                                            179,816
       Fidelity VIP Asset Manager Portfolio, Initial Class (Asset Mgr. IC) -
         1,270,417.359 shares at $10.31 per share (cost $19,615,190)                                   13,098,003
       Fidelity VIP Asset Manager Portfolio, Service Class (Asset Mgr. SC) -
         12,868.646 shares at $10.25 per share (cost $186,814)                                            131,904
       Fidelity VIP Investment Grade Bond Portfolio, Initial Class (Inv. Bond IC) -
         1,151,078.604 shares at $11.84 per share (cost $14,551,327)                                   13,628,771
       Fidelity VIP Contrafund Portfolio, Initial Class (Contrafund IC) -
         1,327,571.550 shares at $15.39 per share (cost $34,308,502)                                   20,431,326
       Fidelity VIP Contrafund Portfolio, Service Class (Contrafund SC) -
         51,182.011 shares at $15.33 per share (cost $1,445,405)                                          784,620
       Fidelity VIP Asset Manager: Growth Portfolio, Initial Class (Asset Mgr. Gr. IC) -
         222,196.488 shares at $9.68 per share (cost $3,024,633)                                        2,150,862
       Fidelity VIP Asset Manager: Growth Portfolio, Service Class (Asset Mgr. Gr. SC) -
         8,149.445 shares at $9.62 per share (cost $103,304)                                               78,398
       Fidelity VIP MidCap Portfolio, Initial Class (MidCap IC) -
         7,201.116 shares at $18.43 per share (cost $211,138)                                             132,717
       Fidelity VIP Strategic Income Portfolio, Initial Class (Strategic IC) -
         0.000 shares at $8.94 per share (cost $0)                                                           ----
    The Alger American Fund (Alger):
       Alger American Balanced Portfolio, Class O (Balanced) -
         578,705.804 shares at $8.64 per share (cost $7,536,478)                                        5,000,018


The accompanying notes are an integral part of these financial statements.

                                      FS-2

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2008

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

    MFS Variable Insurance Trust (MFS):
    -----------------------------------
       MFS VIT Strategic Income Series Portfolio, Initial Class (Strategic Inc.) -
         225,937.372 shares at $8.72 per share (cost $2,347,955)                                 $      1,970,174
       MFS VIT Utilities Series Portfolio, Initial Class (Utilities) -
         537,491.140 shares at $18.24 per share (cost $12,478,345)                                      9,803,838
       MFS VIT New Discovery Series Portfolio, Initial Class (New Discovery) -
         246,633.993 shares at $8.23 per share (cost $3,618,861)                                        2,029,798
       MFS VIT Research International Series Portfolio, Initial Class (Research) -
         747,589.139 shares at $8.89 per share (cost $10,253,022)                                       6,646,067
       MFS VIT Total Return Series Portfolio, Initial Class (Total Return) -
         3,451.373 shares at $15.42 per share (cost $56,374)                                               53,220
       MFS VIT Value Series, Initial Class (Value) -
         0.000 shares at $9.76 per share (cost $0)                                                           ----
    The Universal Institutional Funds, Inc. (Van Kampen):
    -----------------------------------------------------
       UIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
         1,102,827.769 shares at $7.66 per share (cost $15,746,912)                                     8,447,661
       UIF Global Value Equity Portfolio, Class I (Global Value) -
         569,876.407 shares at $6.75 per share (cost $6,896,842)                                        3,846,666
       UIF International Magnum Portfolio, Class I (Intl. Magnum) -
         294,571.586 shares at $6.86 per share (cost $3,478,663)                                        2,020,761
       UIF U.S. Real Estate Portfolio, Class I (U.S. Real Estate) -
         720,363.739 shares at $8.21 per share (cost $11,987,400)                                       5,914,186
    Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas):
    -------------------------------------------------------------
       Ameritas Core Strategies Portfolio (Core Strat.) -
         1,596,112.623 shares at $11.60 per share (cost $27,127,809)                                   18,514,906
       Ameritas MidCap Growth Portfolio (MidCap) -
         795,284.754 shares at $14.57 per share (cost $24,712,827)                                     11,587,299
       Ameritas Money Market Portfolio (Money Market) -
         25,983,260.581 shares at $1.00 per share (cost $25,983,261)             $   25,983,261
           Dividends Receivable                                                            2,736
                                                                                ----------------
             Total                                                                                     25,985,997
       Ameritas Small Capitalization Portfolio (Small Cap) -
         439,733.020 shares at $23.58 per share (cost $16,224,447)                                     10,368,905
       Ameritas Small Company Equity Portfolio (Small Co. Equity) -
         220,743.772 shares at $12.42 per share (cost $4,571,121)                                       2,741,638
       Ameritas MidCap Value Portfolio (Focused MidCap) -
         549,766.030 shares at $9.91 per share (cost $10,408,924)                                       5,448,181
    Calvert Variable Series, Inc. Calvert Portfolios (Calvert):
    -----------------------------------------------------------
       Social Balanced Portfolio (Balanced) -
         547,521.828 shares at $1.248 per share (cost $981,349)                                           683,307

The accompanying notes are an integral part of these financial statements.

                                      FS-3

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2008

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

    Calvert Variable Series, Inc. Calvert Portfolios (Calvert), continued:
    ----------------------------------------------------------------------
       Social International Equity Portfolio (Intl. Equity) -
         111,625.695 shares at $9.12 per share (cost $1,917,192)                                 $      1,018,026
       Social Mid Cap Growth Portfolio (Mid Cap) -
         48,926.738 shares at $18.99 per share (cost $1,378,993)                                          929,119
       Social Equity Portfolio (Equity) -
         25,177.929 shares at $12.95 per share (cost $420,768)                                            326,054
       Income Portfolio (Income) -
         418,374.227 shares at $13.40 per share (cost $6,689,108)                                       5,606,215
    American Century Investments (American Century):
    ------------------------------------------------
       American Century VP Income & Growth Portfolio, Class I (Income & Growth) -
         757,052.904 shares at $4.82 per share (cost $5,255,581)                                        3,648,995
       American Century VP Value Fund Portfolio, Class I (Value) -
         40,538.839 shares at $4.68 per share (cost $295,719)                                             189,722
       American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap) -
         13,109.429 shares at $9.78 per share (cost $151,706)                                             128,210
    AIM Variable Insurance Funds (AIM):
    -----------------------------------
       AIM V.I. Dynamics Fund Portfolio, Series I (Dynamics) -
         82,550.400 shares at $9.99 per share (cost $1,185,058)                                           824,678
       AIM V.I. International Growth Fund Portfolio, Series I (Intl. Growth) -
         1,124.920 shares at $19.49 per share (cost $25,754)                                               21,925
       AIM V.I. Global Real Estate Portfolio, Series I (Global) -
         0.000 shares at $9.23 per share (cost $0)                                                           ----
       AIM V.I. Small Cap Equity Portfolio, Series I (Small Cap) -
         0.000 shares at $10.62 per share (cost $0)                                                          ----
    Summit Mutual Funds, Inc. Summit Pinnacle Series (Summit):
    ----------------------------------------------------------
       Summit S&P MidCap 400 Index Portfolio (S&P MidCap) -
         79,195.848 shares at $40.39 per share (cost $4,571,306)                                        3,198,720
       Summit Russell 2000 Small Cap Index Portfolio (Russell Small Cap) -
         57,985.441 shares at $40.41 per share (cost $3,370,095)                                        2,343,192
       Summit Nasdaq-100 Index Portfolio (Nasdaq-100 Index) -
         91,866.249 shares at $16.63 per share (cost $2,050,408)                                        1,527,736
       Summit EAFE International Index Portfolio (EAFE Intl.) -
         7,084.513 shares at $56.54 per share (cost $559,758)                                             400,558
       Summit Inflation Protected Plus Portfolio (Inflation) -
         28,762.893 shares at $49.69 per share (cost $1,543,811)                                        1,429,228
       Summit ETF Market Strategy Aggressive Portfolio (Aggressive) -
         4,290.279 shares at $36.34 per share (cost $158,247)                                             155,909
       Summit Lifestyle ETF Market Strategy Conservative Portfolio (Conservative) -
         197.397 shares at $43.61 per share (cost $8,356)                                                   8,608

The accompanying notes are an integral part of these financial statements.

                                      FS-4

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2008

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

    Summit Mutual Funds, Inc. Summit Pinnacle Series (Summit), continued:
    ---------------------------------------------------------------------
       Summit ETF Market Strategy Target Portfolio (Target) -
         118.439 shares at $38.51 per share (cost $4,560)                                        $          4,561
       Summit Natural Resources Portfolio (Natural Resources) -
         14,129.083 shares at $36.41 per share (cost $926,734)                                            514,440
       Summit Barclays Capital Aggregate Bond Index Portfolio (Barclays) -
         0.000 shares at $51.17 per share (cost $0)                                                          ----
       Summit S&P 500 Index Portfolio (S&P 500) -
         260,681.891 shares at $58.44 per share (cost $15,064,171)                                     15,234,250
       Summit Zenith Portfolio (Zenith) -
         664,222.536 shares at $49.45 per share (cost $32,176,730)                                     32,845,804
    Third Avenue Variable Series Trust (Third Avenue):
    --------------------------------------------------
       Third Avenue Value Portfolio (Value) -
         851,222.374 shares at $12.01 per share (cost $18,426,255)                                     10,223,181
    Dreyfus Investment Portfolios (Dreyfus):
    ----------------------------------------
       Dreyfus MidCap Stock Portfolio, Service Shares (MidCap) -
         99,331.747 shares at $7.82 per share (cost $1,521,322)                                           776,774
    DWS Variable Series II (Scudder):
    ---------------------------------
       DWS Dreman Small Mid Value VIP Portfolio, Class A (Small Mid Value) -
         195,773.979 shares at $7.93 per share (cost $2,125,417)                                        1,552,488
       DWS Global Thematic VIP Portfolio, Class A (Thematic) -
         4,634.285 shares at $5.84 per share (cost $45,960)                                                27,064
       DWS Capital Growth VIP Portfolio, Class A (Capital Growth) -
         0.000 shares at $13.55 per share (cost $0)
    Neuberger Berman Advisers Management Trust (Neuberger Berman):
    --------------------------------------------------------------
       Neuberger Berman AMT Regency Portfolio, Class I (Regency) -
         477.207 shares at $8.60 per share (cost $5,803)                                                    4,104
       Neuberger Berman AMT Guardian Portfolio, Class I (Guardian) -
         0.000 shares at $12.45 per share (cost $0)                                                          ----
    T. Rowe Price Equity Series, Inc. (T. Rowe):
    --------------------------------------------
       T. Rowe Price Blue Chip Growth Portfolio - II (Blue Chip) -
         956,877.293 shares at $6.70 per share (cost $9,827,257)                                        6,411,078
       T. Rowe Price Equity Income Portfolio - II (Equity Income) -                                          ----
         0.000 shares at $14.31 per share (cost $0)
    Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
    --------------------------------------------------------------------------
       Franklin Income Securities Fund, Class 2 (Income) -
         0.000 shares at $11.34 per share (cost $0)                                                          ----
    Ivy Funds Variable Insurance Portfolios, Inc. (Waddell & Reed):
    ---------------------------------------------------------------
       Ivy Funds VIP Science & Technology (Science) -
         0.000 shares at $11.43 per share (cost $0)                                                          ----

The accompanying notes are an integral part of these financial statements.

                                      FS-5

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2008

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

    PIMCO Variable Insurance Trust (Pimco):
    ---------------------------------------
       PIMCO Total Return Portfolio, Administrative Class (Total Return) -
         0.000 shares at $10.31 per share (cost $0)                                              $           ----
    Oppenheimer Variable Account Funds (Oppenheimer):
    -------------------------------------------------
       Oppenheimer Global Securities Fund/VA, Non-Service Shares (Global Securities) -
         0.000 shares at $20.21 per share (cost $0)                                                          ----
                                                                                                --------------------

    NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                               $    318,335,838
                                                                                                ====================

The accompanying notes are an integral part of these financial statements.

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------
                                                                                Equity-Income
                                                                                      IC
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $        682,826
   Mortality and expense risk charge                                                   (270,993)
                                                                              ------------------
Net investment income(loss)                                                             411,833
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                       38,488
   Net realized gain(loss) on sale of fund shares                                    (1,700,650)
                                                                              ------------------
Net realized gain(loss)                                                              (1,662,162)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                      (14,529,546)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $    (15,779,875)
                                                                              ==================


                                                                                        Equity-Income IC
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        411,833   $        480,051
   Net realized gain(loss)                                                           (1,662,162)         4,222,639
   Net change in unrealized appreciation/depreciation                               (14,529,546)        (4,466,661)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                  (15,779,875)           236,029
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                3,216,783          5,090,368
   Subaccounts transfers (including fixed account), net                             (10,407,094)         2,561,445
   Transfers for policyowner benefits and terminations                               (2,309,151)        (3,209,338)
   Policyowner maintenance charges                                                   (2,436,103)        (3,009,899)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                (11,935,565)         1,432,576
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                              (27,715,440)         1,668,605
Net assets at beginning of period                                                    46,143,181         44,474,576
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     18,427,741   $     46,143,181
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                  Fidelity
--------------------------------------------------------------------------------------------------------------------
 Equity-Income
       SC                                   Growth IC                              Growth SC
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $         12,820                       $        253,618                       $          5,449
          (13,987)                              (272,937)                               (10,679)
-------------------                    -------------------                    -------------------
           (1,167)                               (19,319)                                (5,230)
-------------------                    -------------------                    -------------------


            1,892                                   ----                                   ----
         (579,934)                              (186,905)                               (89,213)
-------------------                    -------------------                    -------------------
         (578,042)                              (186,905)                               (89,213)
-------------------                    -------------------                    -------------------

         (221,454)                           (18,697,948)                              (621,900)
-------------------                    -------------------                    -------------------


 $       (800,663)                      $    (18,904,172)                      $       (716,343)
===================                    ===================                    ===================


          Equity-Income SC                           Growth IC                              Growth SC
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007                2008               2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $         (1,167)   $         19,750   $        (19,319)   $        (8,417)   $         (5,230)   $        (4,717)
         (578,042)            241,581           (186,905)           676,666             (89,213)            56,344
         (221,454)           (233,035)       (18,697,948)         8,770,160            (621,900)           310,751
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

         (800,663)             28,296        (18,904,172)         9,438,409            (716,343)           362,378
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

           60,861             122,388          2,746,650          3,422,774              67,133            116,541
       (1,020,743)             (3,682)        (1,016,611)        (4,611,037)           (355,784)          (141,906)
          (59,445)            (35,404)        (2,615,351)        (3,048,182)           (117,611)           (23,204)
          (81,032)           (105,547)        (2,416,310)        (2,621,400)            (58,877)           (72,746)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       (1,100,359)            (22,245)        (3,301,622)        (6,857,845)           (465,139)          (121,315)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (1,901,022)              6,051        (22,205,794)         2,580,564          (1,181,482)           241,063
        2,262,450           2,256,399         41,967,496         39,386,932           1,664,799          1,423,736
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $        361,428    $      2,262,450   $     19,761,702    $    41,967,496    $        483,317    $     1,664,799
=================== ================== =================== ================== =================== ==================

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------
                                                                                  High Income
                                                                                      IC
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $        730,038
   Mortality and expense risk charge                                                    (66,364)
                                                                              ------------------
Net investment income(loss)                                                             663,674
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                      (195,538)
                                                                              ------------------
Net realized gain(loss)                                                                (195,538)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (2,736,033)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (2,267,897)
                                                                              ==================


                                                                                         High Income IC
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        663,674   $        627,249
   Net realized gain(loss)                                                             (195,538)            76,225
   Net change in unrealized appreciation/depreciation                                (2,736,033)          (495,328)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (2,267,897)           208,146
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  936,232            914,543
   Subaccounts transfers (including fixed account), net                                 858,699         (1,076,939)
   Transfers for policyowner benefits and terminations                                 (391,018)          (550,739)
   Policyowner maintenance charges                                                     (679,574)          (591,770)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    724,339         (1,304,905)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (1,543,558)        (1,096,759)
Net assets at beginning of period                                                     8,382,687          9,479,446
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      6,839,129   $      8,382,687
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                  Fidelity
--------------------------------------------------------------------------------------------------------------------
    High Income
       SC                                  Overseas IC                            Overseas SC
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $         23,996                       $        437,903                       $          6,792
           (3,091)                              (161,228)                                (3,825)
-------------------                    -------------------                    -------------------
           20,905                                276,675                                  2,967
-------------------                    -------------------                    -------------------

             ----                              2,622,042                                 62,926
          (58,264)                              (107,935)                               (65,409)
-------------------                    -------------------                    -------------------
          (58,264)                             2,514,107                                 (2,483)
-------------------                    -------------------                    -------------------

          (60,091)                           (12,681,931)                              (210,443)
-------------------                    -------------------                    -------------------


 $        (97,450)                      $     (9,891,149)                      $       (209,959)
===================                    ===================                    ===================


           High Income SC                           Overseas IC                            Overseas SC
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007                2008               2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $         20,905    $         75,905   $        276,675   $        662,548    $          2,967   $         24,104
          (58,264)              7,451          2,514,107          2,542,305              (2,483)           189,422
          (60,091)            (66,019)       (12,681,931)           888,777            (210,443)          (142,995)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          (97,450)             17,337         (9,891,149)         4,093,630            (209,959)            70,531
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


           32,550              35,699          1,679,147          2,725,802              24,868             51,980
         (709,706)               (345)        (5,213,018)        (1,498,516)           (213,941)          (789,128)
          (23,836)            (24,357)        (1,171,261)        (1,625,891)            (33,249)           (10,605)
          (15,735)            (45,862)        (1,354,930)        (1,689,317)            (24,104)           (36,863)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
         (716,727)            (34,865)        (6,060,062)        (2,087,922)           (246,426)          (784,616)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

         (814,177)            (17,528)       (15,951,211)         2,005,708            (456,385)          (714,085)
        1,029,898           1,047,426         27,168,333         25,162,625             636,201          1,350,286
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $        215,721    $      1,029,898   $     11,217,122   $     27,168,333    $        179,816   $        636,201
=================== ================== =================== ================== =================== ==================

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                Asset Mgr. IC
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $        456,297
   Mortality and expense risk charge                                                   (157,102)
                                                                              ------------------
Net investment income(loss)                                                             299,195
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                    1,827,027
   Net realized gain(loss) on sale of fund shares                                      (352,857)
                                                                              ------------------
Net realized gain(loss)                                                               1,474,170
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (7,465,152)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (5,691,787)
                                                                              ==================


                                                                                          Asset Mgr. IC
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        299,195   $      1,035,931
   Net realized gain(loss)                                                            1,474,170            596,990
   Net change in unrealized appreciation/depreciation                                (7,465,152)         1,073,712
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (5,691,787)         2,706,633
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                1,315,775          1,367,587
   Subaccounts transfers (including fixed account), net                                (124,924)          (272,666)
   Transfers for policyowner benefits and terminations                               (1,139,156)        (2,102,959)
   Policyowner maintenance charges                                                   (1,428,218)        (1,381,279)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (1,376,523)        (2,389,317)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (7,068,310)           317,316
Net assets at beginning of period                                                    20,166,313         19,848,997
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     13,098,003   $     20,166,313
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                       Fidelity
--------------------------------------------------------------------------------------------------------------------
                                                                                  Contrafund
  Asset Mgr. SC                           Inv. Bond IC                                IC
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $          4,377                       $        711,855                       $        299,018
           (1,683)                              (128,554)                              (281,754)
-------------------                    -------------------                    -------------------
            2,694                                583,301                                 17,264
-------------------                    -------------------                    -------------------


           17,410                                 13,822                              1,142,827
              677                               (249,621)                            (1,576,712)
-------------------                    -------------------                    -------------------
           18,087                               (235,799)                              (433,885)
-------------------                    -------------------                    -------------------

          (77,992)                            (1,024,770)                           (16,889,717)
-------------------                    -------------------                    -------------------


 $        (57,211)                      $       (677,268)                      $    (17,306,338)
===================                    ===================                    ===================


            Asset Mgr. SC                          Inv. Bond IC                           Contrafund IC
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007                2008               2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $          2,694    $          9,277   $        583,301   $        436,773    $         17,264   $         83,148
           18,087              13,428           (235,799)           (17,008)           (433,885)        12,812,343
          (77,992)              1,558         (1,024,770)           110,817         (16,889,717)        (6,023,152)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          (57,211)             24,263           (677,268)           530,582         (17,306,338)         6,872,339
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


           11,986              18,235          1,933,522          1,760,276           3,624,829          5,009,612
            3,146             (21,884)        (1,731,608)         2,925,358         (10,643,653)         4,681,512
          (15,581)            (23,630)        (1,020,914)          (888,860)         (2,167,500)        (3,495,661)
          (10,398)             (9,253)        (1,335,646)        (1,063,317)         (2,743,305)        (2,983,907)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
          (10,847)            (36,532)        (2,154,646)         2,733,457         (11,929,629)         3,211,556
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          (68,058)            (12,269)        (2,831,914)         3,264,039         (29,235,967)        10,083,895
          199,962             212,231         16,460,685         13,196,646          49,667,293         39,583,398
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $        131,904    $        199,962   $     13,628,771   $     16,460,685    $     20,431,326   $     49,667,293
=================== ================== =================== ================== =================== ==================

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                Contrafund SC
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $         10,418
   Mortality and expense risk charge                                                    (16,550)
                                                                              ------------------
Net investment income(loss)                                                              (6,132)
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                       60,201
   Net realized gain(loss) on sale of fund shares                                      (435,739)
                                                                              ------------------
Net realized gain(loss)                                                                (375,538)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                         (563,514)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $       (945,184)
                                                                              ==================


                                                                                          Contrafund SC
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         (6,132)  $            357
   Net realized gain(loss)                                                             (375,538)           678,731
   Net change in unrealized appreciation/depreciation                                  (563,514)          (333,176)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     (945,184)           345,912
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  112,523            158,767
   Subaccounts transfers (including fixed account), net                                (802,896)           200,256
   Transfers for policyowner benefits and terminations                                  (54,591)           (19,483)
   Policyowner maintenance charges                                                      (93,039)           (93,380)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                   (838,003)           246,160
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (1,783,187)           592,072
Net assets at beginning of period                                                     2,567,807          1,975,735
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        784,620   $      2,567,807
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                       Fidelity
--------------------------------------------------------------------------------------------------------------------
     Asset Mgr.                             Asset Mgr.
     Gr. IC                                  Gr. SC                                MidCap IC
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $         56,679                       $          1,988                       $            846
          (25,165)                                  (951)                                (1,233)
-------------------                    -------------------                    -------------------
           31,514                                  1,037                                   (387)
-------------------                    -------------------                    -------------------


            2,162                                     81                                 27,838
            4,055                                    964                                 (4,900)
-------------------                    -------------------                    -------------------
            6,217                                  1,045                                 22,938
-------------------                    -------------------                    -------------------

       (1,316,550)                               (44,348)                              (107,420)
-------------------                    -------------------                    -------------------


 $     (1,278,819)                      $        (42,266)                      $        (84,869)
===================                    ===================                    ===================


          Asset Mgr. Gr. IC                      Asset Mgr. Gr. SC                          MidCap IC
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007                2008               2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $         31,514    $        108,228   $          1,037   $          2,368    $           (387)  $            364
            6,217              50,534              1,045                482              22,938             22,905
       (1,316,550)            381,903            (44,348)             9,698            (107,420)             3,876
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (1,278,819)            540,665            (42,266)            12,548             (84,869)            27,145
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          303,657             291,051              4,770              4,267              41,411             42,119
          177,984              65,773             38,056               (165)              4,158            (26,227)
         (200,985)           (295,772)              ----               ----              (6,331)            (6,097)
         (223,588)           (201,749)            (4,423)            (1,804)            (23,112)           (23,711)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
           57,068            (140,697)            38,403              2,298              16,126            (13,916)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (1,221,751)            399,968             (3,863)            14,846             (68,743)            13,229
        3,372,613           2,972,645             82,261             67,415             201,460            188,231
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      2,150,862    $      3,372,613   $         78,398   $         82,261    $        132,717   $        201,460
=================== ================== =================== ================== =================== ==================

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                Strategic IC
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                       ----
                                                                              ------------------
Net investment income(loss)                                                                ----
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                          ----
                                                                              ------------------
Net realized gain(loss)                                                                    ----
                                                                              ------------------

Change in unrealized appreciation/depreciation                                             ----
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $           ----


                                                                                          Strategic IC
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $           ----   $           ----
   Net realized gain(loss)                                                                 ----               ----
   Net change in unrealized appreciation/depreciation                                      ----               ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                         ----               ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                     ----               ----
   Subaccounts transfers (including fixed account), net                                    ----               ----
   Transfers for policyowner benefits and terminations                                     ----               ----
   Policyowner maintenance charges                                                         ----               ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                       ----               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                     ----               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $           ----   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                Alger                                                      MFS
-------------------------------------- -----------------------------------------------------------------------------

     Balanced                            Strategic Inc.                           Utilities
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $        178,506                       $        189,760                       $        225,471
          (55,894)                               (20,772)                              (117,902)
-------------------                    -------------------                    -------------------
          122,612                                168,988                                107,569
-------------------                    -------------------                    -------------------


          850,069                                   ----                              2,333,983
         (192,101)                               (82,638)                               340,238
-------------------                    -------------------                    -------------------
          657,968                      (82,638)                                       2,674,221
-------------------                    -------------------                    -------------------

       (3,319,807)                              (388,786)                            (9,478,475)
-------------------                    -------------------                    -------------------


 $     (2,539,227)                      $       (302,436)                      $     (6,696,685)
===================                    ===================                    ===================


              Balanced                            Strategic Inc.                            Utilities
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007                2008               2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $        122,612    $        100,327   $        168,988   $        118,425    $        107,569   $         25,938
          657,968             539,024            (82,638)            (1,280)          2,674,221          2,035,972
       (3,319,807)            201,324           (388,786)           (27,150)         (9,478,475)         1,997,427
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (2,539,227)            840,675           (302,436)            89,995          (6,696,685)         4,059,337
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          677,061             789,246            255,925            405,601           1,238,855          1,326,636
         (288,127)            101,757           (774,834)           314,136          (1,117,235)           467,372
         (579,527)           (540,012)          (280,271)          (169,531)         (1,205,429)          (935,086)
         (588,606)           (560,595)          (235,504)          (249,263)         (1,202,695)        (1,166,879)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
         (779,199)           (209,604)        (1,034,684)           300,943          (2,286,504)          (307,957)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (3,318,426)            631,071         (1,337,120)           390,938          (8,983,189)         3,751,380
        8,318,444           7,687,373          3,307,294          2,916,356          18,787,027         15,035,647
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      5,000,018    $      8,318,444   $      1,970,174   $      3,307,294    $      9,803,838   $     18,787,027
=================== ================== =================== ================== =================== ==================

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                               MFS
                                                                              --------------------------------------
                                                                                     New
                                                                                  Discovery
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                    (23,377)
                                                                              ------------------
Net investment income(loss)                                                             (23,377)
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                      606,089
   Net realized gain(loss) on sale of fund shares                                      (122,499)
                                                                              ------------------
Net realized gain(loss)                                                                 483,590
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (1,850,431)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (1,390,218)
                                                                              ==================


                                                                                          New Discovery
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        (23,377)  $        (33,798)
   Net realized gain(loss)                                                              483,590            416,192
   Net change in unrealized appreciation/depreciation                                (1,850,431)          (289,121)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (1,390,218)            93,273
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  337,791            426,057
   Subaccounts transfers (including fixed account), net                                (180,268)          (468,647)
   Transfers for policyowner benefits and terminations                                 (210,803)          (307,727)
   Policyowner maintenance charges                                                     (236,262)          (273,276)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                   (289,542)          (623,593)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (1,679,760)          (530,320)
Net assets at beginning of period                                                     3,709,558          4,239,878
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      2,029,798   $      3,709,558
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                          MFS
--------------------------------------------------------------------------------------------------------------------

     Research                             Total Return                              Value
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $           ----                       $           ----                       $           ----
          (29,876)                                   (98)                                  ----
-------------------                    -------------------                    -------------------
          (29,876)                                   (98)                                  ----
-------------------                    -------------------                    -------------------


             ----                                   ----                                   ----
          (46,835)                                  (105)                                  ----
-------------------                    -------------------                    -------------------
(46,835)                                            (105)                                  ----
-------------------                    -------------------                    -------------------

       (3,606,955)                                (3,154)                                  ----
-------------------                    -------------------                    -------------------


 $     (3,683,666)                      $         (3,357)                      $           ----
===================                    ===================                    ===================


              Research                             Total Return                               Value
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007                2008               2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $        (29,876)   $           ----   $            (98)  $           ----    $           ----   $           ----
          (46,835)               ----               (105)              ----                ----               ----
       (3,606,955)               ----             (3,154)              ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (3,683,666)               ----             (3,357)              ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


        1,402,373                ----              2,050               ----                ----               ----
        9,787,829                ----             55,762               ----                ----               ----
         (274,125)               ----               ----               ----                ----               ----
         (586,344)               ----             (1,235)              ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       10,329,733                ----             56,577               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

        6,646,067                ----             53,220               ----                ----               ----
             ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      6,646,067    $           ----   $         53,220   $           ----    $           ----   $           ----
=================== ================== =================== ================== =================== ==================

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Van Kampen
                                                                              --------------------------------------
                                                                              Emerging Markets
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                   (123,617)
                                                                              ------------------
Net investment income(loss)                                                            (123,617)
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                    4,602,658
   Net realized gain(loss) on sale of fund shares                                      (269,813)
                                                                              ------------------
Net realized gain(loss)                                                               4,332,845
                                                                              ------------------

Change in unrealized appreciation/depreciation                                      (16,010,224)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $    (11,800,996)
                                                                              ==================


                                                                                        Emerging Markets
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $       (123,617)  $        (64,929)
   Net realized gain(loss)                                                            4,332,845          3,465,152
   Net change in unrealized appreciation/depreciation                               (16,010,224)         2,564,019
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                  (11,800,996)         5,964,242
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                1,636,208          1,588,122
   Subaccounts transfers (including fixed account), net                                (492,820)          (359,200)
   Transfers for policyowner benefits and terminations                                 (977,981)          (994,665)
   Policyowner maintenance charges                                                   (1,160,038)        (1,083,335)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                   (994,631)          (849,078)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                              (12,795,627)         5,115,164
Net assets at beginning of period                                                    21,243,288         16,128,124
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      8,447,661   $     21,243,288
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                      Van Kampen
--------------------------------------------------------------------------------------------------------------------
                                                                                     U.S.
   Global Value                           Intl. Magnum                           Real Estate
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $        144,432                       $        103,856                       $        303,761
          (43,714)                               (25,708)                               (68,878)
-------------------                    -------------------                    -------------------
          100,718                                 78,148                                234,883
-------------------                    -------------------                    -------------------


        1,632,338                                405,737                              3,331,473
         (208,476)                              (157,741)                              (390,387)
-------------------                    -------------------                    -------------------
        1,423,862                                247,996                              2,941,086
-------------------                    -------------------                    -------------------

       (4,314,655)                            (2,150,256)                            (6,809,390)
-------------------                    -------------------                    -------------------


 $     (2,790,075)                      $     (1,824,112)                      $     (3,633,421)
===================                    ===================                    ===================


            Global Value                           Intl. Magnum                         U.S. Real Estate
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007                2008               2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $        100,718    $         79,823   $         78,148   $         26,545    $        234,883   $         38,813
        1,423,862             812,990            247,996            551,766           2,941,086          2,237,391
       (4,314,655)           (474,953)        (2,150,256)           (76,128)         (6,809,390)        (4,483,564)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (2,790,075)            417,860         (1,824,112)           502,183          (3,633,421)        (2,207,360)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          517,424             609,280            285,497            313,309           1,151,602          1,326,051
         (355,588)           (203,823)          (254,071)           267,445             (19,592)        (1,669,448)
         (410,824)           (338,386)          (148,341)          (335,063)           (540,709)          (612,591)
         (374,752)           (405,531)          (211,418)          (209,827)           (819,651)          (864,303)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
         (623,740)           (338,460)          (328,333)            35,864            (228,350)        (1,820,291)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (3,413,815)             79,400         (2,152,445)           538,047          (3,861,771)        (4,027,651)
        7,260,481           7,181,081          4,173,206          3,635,159           9,775,957         13,803,608
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      3,846,666    $      7,260,481   $      2,020,761   $      4,173,206    $      5,914,186   $      9,775,957
=================== ================== =================== ================== =================== ==================

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Ameritas
                                                                              --------------------------------------

                                                                                 Core Strat.
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $        218,098
   Mortality and expense risk charge                                                   (201,396)
                                                                              ------------------
Net investment income(loss)                                                              16,702
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                      746,624
   Net realized gain(loss) on sale of fund shares                                       (86,017)
                                                                              ------------------
Net realized gain(loss)                                                                 660,607
                                                                              ------------------

Change in unrealized appreciation/depreciation                                      (13,622,435)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $    (12,945,126)
                                                                              ==================


                                                                                           Core Strat.
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
 Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         16,702   $        (19,598)
   Net realized gain(loss)                                                              660,607          2,982,512
   Net change in unrealized appreciation/depreciation                               (13,622,435)        (1,510,127)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                  (12,945,126)         1,452,787
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                3,992,210          3,825,321
   Subaccounts transfers (including fixed account), net                                (147,003)         5,311,852
   Transfers for policyowner benefits and terminations                               (1,938,879)        (2,267,531)
   Policyowner maintenance charges                                                   (2,404,022)        (2,115,085)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                   (497,694)         4,754,557
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                              (13,442,820)         6,207,344
Net assets at beginning of period                                                    31,957,726         25,750,382
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     18,514,906   $     31,957,726
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                      Ameritas
--------------------------------------------------------------------------------------------------------------------
                                             Money
      MidCap                                 Market                               Small Cap
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $           ----                       $        652,505                       $           ----
         (173,699)                              (177,464)                              (125,922)
-------------------                    -------------------                    -------------------
         (173,699)                               475,041                               (125,922)
-------------------                    -------------------                    -------------------


        1,368,199                                   ----                                   ----
         (493,775)                                  ----                               (324,062)
-------------------                    -------------------                    -------------------
          874,424                                   ----                               (324,062)
-------------------                    -------------------                    -------------------

      (17,138,258)                                  ----                             (5,983,771)
-------------------                    -------------------                    -------------------


 $    (16,437,533)                      $        475,041                       $     (6,433,755)
===================                    ===================                    ===================


               MidCap                              Money Market                             Small Cap
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007                2008               2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $       (173,699)   $       (221,714)  $        475,041   $        695,007    $       (125,922)  $       (153,122)
          874,424           6,622,665               ----               ----            (324,062)           (42,016)
      (17,138,258)          1,238,239               ----               ----          (5,983,771)         1,969,725
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

      (16,437,533)          7,639,190            475,041            695,007          (6,433,755)         1,774,587
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


        2,064,977           2,273,682          8,290,493         11,245,396           1,673,861          1,810,089
         (772,108)            489,278          7,230,858         (4,574,068)           (364,109)           353,459
       (1,906,274)         (1,723,223)        (6,596,122)        (4,417,369)         (1,188,928)        (1,590,776)
       (1,633,979)         (1,661,712)        (2,021,962)        (1,629,339)         (1,248,692)        (1,219,285)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       (2,247,384)           (621,975)         6,903,267            624,620          (1,127,868)          (646,513)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

      (18,684,917)          7,017,215          7,378,308          1,319,627          (7,561,623)         1,128,074
       30,272,216          23,255,001         18,607,689         17,288,062          17,930,528         16,802,454
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $     11,587,299    $     30,272,216   $     25,985,997   $     18,607,689    $     10,368,905   $     17,930,528
=================== ================== =================== ================== =================== ==================

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Ameritas
                                                                              --------------------------------------
                                                                                  Small Co.
                                                                                   Equity
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                    (27,666)
                                                                              ------------------
Net investment income(loss)                                                             (27,666)
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                      159,937
   Net realized gain(loss) on sale of fund shares                                      (252,569)
                                                                              ------------------
Net realized gain(loss)                                                                 (92,632)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (1,116,172)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (1,236,470)
                                                                              ==================


                                                                                        Small Co. Equity
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        (27,666)  $        (38,891)
   Net realized gain(loss)                                                              (92,632)           856,059
   Net change in unrealized appreciation/depreciation                                (1,116,172)          (766,474)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (1,236,470)            50,694
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  507,619            644,771
   Subaccounts transfers (including fixed account), net                                (465,265)          (859,327)
   Transfers for policyowner benefits and terminations                                 (240,410)          (331,350)
   Policyowner maintenance charges                                                     (313,972)          (347,398)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                   (512,028)          (893,304)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (1,748,498)          (842,610)
Net assets at beginning of period                                                     4,490,136          5,332,746
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      2,741,638   $      4,490,136
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

              Ameritas                                                   Calvert
-------------------------------------- -----------------------------------------------------------------------------
     Focused
      MidCap                                 Balanced                             Intl. Equity
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $         60,669                       $         22,773                       $         33,899
          (73,579)                                (9,108)                               (12,784)
-------------------                    -------------------                    -------------------
          (12,910)                                13,665                                 21,115
-------------------                    -------------------                    -------------------


          537,919                                 12,722                                 55,839
         (658,780)                               (67,447)                               (62,538)
-------------------                    -------------------                    -------------------
         (120,861)                               (54,725)                                (6,699)
-------------------                    -------------------                    -------------------

       (4,499,547)                              (360,450)                              (977,681)
-------------------                    -------------------                    -------------------


 $     (4,633,318)                      $       (401,510)                      $       (963,265)
===================                    ===================                    ===================


           Focused MidCap                            Balanced                             Intl. Equity
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007                2008               2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $        (12,910)   $        (55,815)  $         13,665   $         22,756    $         21,115   $          7,737
         (120,861)          2,957,205            (54,725)           105,306              (6,699)           436,141
       (4,499,547)         (2,300,973)          (360,450)          (101,159)           (977,681)          (402,716)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (4,633,318)            600,417           (401,510)            26,903            (963,265)            41,162
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


        1,512,175           2,238,287            117,871            144,853             200,716            245,550
       (3,626,565)           (893,246)          (256,306)            94,962            (294,069)            71,695
         (604,026)           (662,243)           (65,556)          (125,194)            (70,859)          (101,487)
         (908,874)         (1,103,896)          (100,035)          (102,089)           (138,190)          (159,032)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       (3,627,290)           (421,098)          (304,026)            12,532            (302,402)            56,726
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (8,260,608)            179,319           (705,536)            39,435          (1,265,667)            97,888
       13,708,789          13,529,470          1,388,843          1,349,408           2,283,693          2,185,805
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      5,448,181    $     13,708,789   $        683,307   $      1,388,843    $      1,018,026   $      2,283,693
=================== ================== =================== ================== =================== ==================

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Calvert
                                                                              --------------------------------------

                                                                                    Mid Cap
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                    (12,900)
                                                                              ------------------
Net investment income(loss)                                                             (12,900)
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                        9,250
   Net realized gain(loss) on sale of fund shares                                        (9,856)
                                                                              ------------------
Net realized gain(loss)                                                                    (606)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                         (613,282)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $       (626,788)
                                                                              ==================


                                                                                             Mid Cap
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        (12,900)  $        (10,052)
   Net realized gain(loss)                                                                 (606)            76,250
   Net change in unrealized appreciation/depreciation                                  (613,282)             2,301
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     (626,788)            68,499
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   86,426            174,102
   Subaccounts transfers (including fixed account), net                                (472,764)         1,213,521
   Transfers for policyowner benefits and terminations                                 (108,680)          (106,429)
   Policyowner maintenance charges                                                     (136,333)           (97,132)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                   (631,351)         1,184,062
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (1,258,139)         1,252,561
Net assets at beginning of period                                                     2,187,258            934,697
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        929,119   $      2,187,258
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                  Calvert                                               American Century
----------------------------------------------------------------------------- --------------------------------------
                                                                                   Income &
      Equity                                 Income                                 Growth
-------------------                    -------------------                    -------------------

       2008                                   2008                                  2008
-------------------                    -------------------                    ------------------

 $           ----                       $        301,134                       $        100,141
           (3,016)                               (62,538)                               (37,419)
-------------------                    -------------------                    ------------------
           (3,016)                               238,596                                 62,722
-------------------                    -------------------                    ------------------


            3,322                                   ----                                599,931
            5,570                               (288,741)                               (75,556)
-------------------                    -------------------                    ------------------
            8,892                               (288,741)                               524,375
-------------------                    -------------------                    ------------------

         (188,049)                              (968,358)                            (2,625,540)
-------------------                    -------------------                    ------------------


 $       (182,173)                      $     (1,018,503)                      $     (2,038,443)
===================                    ===================                    ==================


               Equity                                 Income                             Income & Growth
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $         (3,016)   $         (3,284)  $        238,596   $        334,380    $         62,722   $        119,525
            8,892              36,753           (288,741)            40,399             524,375          1,046,032
         (188,049)              5,354           (968,358)           (30,194)         (2,625,540)          (982,343)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

         (182,173)             38,823         (1,018,503)           344,585          (2,038,443)           183,214
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


           61,420              67,783          1,203,285          1,396,802             746,464          1,178,893
           43,288             (11,477)        (2,522,244)           747,338            (384,590)        (3,672,541)
          (30,513)            (25,457)          (573,959)          (266,988)           (321,201)          (411,433)
          (36,756)            (33,077)          (754,785)          (682,045)           (428,353)          (640,068)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
           37,439              (2,228)        (2,647,703)         1,195,107            (387,680)        (3,545,149)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

         (144,734)             36,595         (3,666,206)         1,539,692          (2,426,123)        (3,361,935)
          470,788             434,193          9,272,421          7,732,729           6,075,118          9,437,053
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $        326,054    $        470,788   $      5,606,215   $      9,272,421    $      3,648,995   $      6,075,118
=================== ================== =================== ================== =================== ==================

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        American Century
                                                                              --------------------------------------

                                                                                    Value
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $          6,505
   Mortality and expense risk charge                                                     (1,787)
                                                                              ------------------
Net investment income(loss)                                                               4,718
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                       34,535
   Net realized gain(loss) on sale of fund shares                                       (30,856)
                                                                              ------------------
Net realized gain(loss)                                                                   3,679
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          (86,015)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        (77,618)
                                                                              ==================


                                                                                              Value
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $          4,718   $          2,166
   Net realized gain(loss)                                                                3,679             22,213
   Net change in unrealized appreciation/depreciation                                   (86,015)           (43,247)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      (77,618)           (18,868)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   52,319             61,519
   Subaccounts transfers (including fixed account), net                                 (44,480)            27,410
   Transfers for policyowner benefits and terminations                                  (13,521)            (3,582)
   Policyowner maintenance charges                                                      (26,163)           (26,717)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    (31,845)            58,630
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                 (109,463)            39,762
Net assets at beginning of period                                                       299,185            259,423
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        189,722   $        299,185
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

          American Century                                                 AIM
-------------------------------------- -----------------------------------------------------------------------------
                                                                                    Intl.
     Mid Cap                                Dynamics                               Growth
-------------------                    -------------------                    -------------------

       2008                                   2008                                  2008
-------------------                    -------------------                    ------------------

 $           ----                       $           ----                       $            161
             (333)                               (10,390)                                   (53)
-------------------                    -------------------                    ------------------
             (333)                               (10,390)                                   108
-------------------                    -------------------                    ------------------


             ----                                   ----                                    389
             (324)                                   552                                 (2,553)
-------------------                    -------------------                    ------------------
             (324)                                   552                                 (2,164)
-------------------                    -------------------                    ------------------

          (23,496)                              (812,951)                                (3,829)
-------------------                    -------------------                    ------------------


 $        (24,153)                      $       (822,789)                      $         (5,885)
===================                    ===================                    ==================


               Mid Cap                               Dynamics                             Intl. Growth
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $           (333)   $           ----   $        (10,390)  $        (14,293)   $            108   $           ----
             (324)               ----                552            108,076              (2,164)              ----
          (23,496)               ----           (812,951)            82,955              (3,829)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          (24,153)               ----           (822,789)           176,738              (5,885)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


              939                ----            194,867            241,355                 823               ----
          153,644                ----           (136,224)            66,422              27,627               ----
             ----                ----            (97,570)          (165,146)               ----               ----
           (2,220)               ----           (108,339)          (119,438)               (640)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
          152,363                ----           (147,266)            23,193              27,810               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          128,210                ----           (970,055)           199,931              21,925               ----
             ----                ----          1,794,733          1,594,802                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $        128,210    $           ----   $        824,678   $      1,794,733    $         21,925   $           ----
=================== ================== =================== ================== =================== ==================

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                               AIM
                                                                              --------------------------------------

                                                                                   Global
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                       ----
                                                                              ------------------
Net investment income(loss)                                                                ----
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                          ----
                                                                              ------------------
Net realized gain(loss)                                                                    ----
                                                                              ------------------

Change in unrealized appreciation/depreciation                                             ----
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $           ----
                                                                              ==================


                                                                                             Global
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $           ----   $           ----
   Net realized gain(loss)                                                                 ----               ----
   Net change in unrealized appreciation/depreciation                                      ----               ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                         ----               ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                     ----               ----
   Subaccounts transfers (including fixed account), net                                    ----               ----
   Transfers for policyowner benefits and terminations                                     ----               ----
   Policyowner maintenance charges                                                         ----               ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                       ----               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                     ----               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $           ----   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                 AIM                                                      Summit
-------------------------------------- -----------------------------------------------------------------------------
                                              S&P                                  Russell
    Small Cap                                MidCap                               Small Cap
-------------------                    -------------------                    -------------------

       2008                                   2008                                  2008
-------------------                    -------------------                    ------------------

 $           ----                       $         96,660                       $         61,302
             ----                                (34,824)                               (22,636)
-------------------                    -------------------                    ------------------
             ----                                 61,836                                 38,666
-------------------                    -------------------                    ------------------


             ----                                368,172                                198,339
             ----                                 40,360                                (49,731)
-------------------                    -------------------                    ------------------
             ----                                408,532                                148,608
-------------------                    -------------------                    ------------------

             ----                             (2,396,189)                            (1,400,116)
-------------------                    -------------------                    ------------------


 $           ----                       $     (1,925,821)                      $     (1,212,842)
===================                    ===================                    ==================


              Small Cap                             S&P MidCap                          Russell Small Cap
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $           ----    $           ----   $         61,836   $          7,423    $         38,666   $         (5,402)
             ----                ----            408,532            481,702             148,608            432,002
             ----                ----         (2,396,189)           (99,778)         (1,400,116)          (539,234)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

             ----                ----         (1,925,821)           389,347          (1,212,842)          (112,634)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


             ----                ----            607,577            727,670             403,694            478,838
             ----                ----           (656,417)          (257,631)            103,844            (80,031)
             ----                ----           (274,190)          (245,614)           (434,334)          (285,298)
             ----                ----           (397,649)          (427,368)           (267,602)          (283,285)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
             ----                ----           (720,679)          (202,943)           (194,398)          (169,776)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

             ----                ----         (2,646,500)           186,404          (1,407,240)          (282,410)
             ----                ----          5,845,220          5,658,816           3,750,432          4,032,842
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $           ----    $           ----   $      3,198,720   $      5,845,220    $      2,343,192   $      3,750,432
=================== ================== =================== ================== =================== ==================

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Summit
                                                                              --------------------------------------
                                                                              Nasdaq-100 Index

                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $          1,033
   Mortality and expense risk charge                                                    (17,475)
                                                                              ------------------
Net investment income(loss)                                                             (16,442)
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                        17,268
                                                                              ------------------
Net realized gain(loss)                                                                  17,268
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (1,184,811)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (1,183,985)
                                                                              ==================


                                                                                        Nasdaq-100 Index
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        (16,442)  $         11,067
   Net realized gain(loss)                                                               17,268            115,014
   Net change in unrealized appreciation/depreciation                                (1,184,811)           297,815
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (1,183,985)           423,896
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  333,524            322,546
   Subaccounts transfers (including fixed account), net                                   4,152            125,452
   Transfers for policyowner benefits and terminations                                 (347,106)          (124,161)
   Policyowner maintenance charges                                                     (207,736)          (195,327)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                   (217,166)           128,510
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (1,401,151)           552,406
Net assets at beginning of period                                                     2,928,887          2,376,481
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      1,527,736   $      2,928,887
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                        Summit
--------------------------------------------------------------------------------------------------------------------

    EAFE Intl.                             Inflation                             Aggressive
-------------------                    -------------------                    -------------------

       2008                                   2008                                  2008
-------------------                    -------------------                    ------------------

 $         16,375                       $         33,328                       $          3,324
           (3,156)                                (5,909)                                  (216)
-------------------                    -------------------                    ------------------
           13,219                                 27,419                                  3,108
-------------------                    -------------------                    ------------------


            7,965                                   ----                                   ----
           (7,521)                               (27,283)                                  (135)
-------------------                    -------------------                    ------------------
              444                                (27,283)                                  (135)
-------------------                    -------------------                    ------------------

         (276,859)                              (114,583)                                (2,338)
-------------------                    -------------------                    ------------------


 $       (263,196)                      $       (114,447)                      $            635
===================                    ===================                    ==================


             EAFE Intl.                              Inflation                             Aggressive
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $         13,219    $          3,387   $         27,419   $           ----    $          3,108   $           ----
              444              27,907            (27,283)              ----                (135)              ----
         (276,859)             10,120           (114,583)              ----              (2,338)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

         (263,196)             41,414           (114,447)              ----                 635               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


           88,606              89,098            188,015               ----                 134               ----
          197,274             (40,823)         1,496,821               ----             158,159               ----
          (30,348)            (23,534)           (47,712)              ----                ----               ----
          (48,414)            (47,918)           (93,449)              ----              (3,019)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
          207,118             (23,177)         1,543,675               ----             155,274               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          (56,078)             18,237          1,429,228               ----             155,909               ----
          456,636             438,399               ----               ----               -----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $        400,558    $        456,636   $      1,429,228   $           ----    $        155,909   $           ----
=================== ================== =================== ================== =================== ==================

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Summit
                                                                              --------------------------------------

                                                                                Conservative
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $            178
   Mortality and expense risk charge                                                        (42)
                                                                              ------------------
Net investment income(loss)                                                                 136
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                           421
                                                                              ------------------
Net realized gain(loss)                                                                     421
                                                                              ------------------

Change in unrealized appreciation/depreciation                                              252
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $            809
                                                                              ==================


                                                                                          Conservative
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $            136   $           ----
   Net realized gain(loss)                                                                  421               ----
   Net change in unrealized appreciation/depreciation                                       252               ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                          809               ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                    6,430               ----
   Subaccounts transfers (including fixed account), net                                   2,954               ----
   Transfers for policyowner benefits and terminations                                     ----               ----
   Policyowner maintenance charges                                                       (1,585)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                      7,799               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                    8,608               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $          8,608   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                       Summit
--------------------------------------------------------------------------------------------------------------------
                                             Natural
      Target                                Resources                             Barclays
-------------------                    -------------------                    -------------------

       2008                                   2008                                  2008
-------------------                    -------------------                    ------------------

 $              6                       $          1,119                       $           ----
               (5)                                (3,235)                                  ----
-------------------                    -------------------                    ------------------
                1                                 (2,116)                                  ----
-------------------                    -------------------                    ------------------


             ----                                   ----                                   ----
             (163)                               (86,886)                                  ----
-------------------                    -------------------                    ------------------
             (163)                               (86,886)                                  ----
-------------------                    -------------------                    ------------------

                1                               (412,294)                                  ----
-------------------                    -------------------                    ------------------


 $           (161)                      $       (501,296)                      $           ----
===================                    ===================                    ==================


               Target                            Natural Resources                          Barclays
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $              1    $           ----   $         (2,116)  $           ----    $           ----   $           ----
             (163)               ----            (86,886)              ----                ----               ----
                1                ----           (412,294)              ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

             (161)               ----           (501,296)              ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


              265                ----            134,397               ----                ----               ----
           10,257                ----            947,731               ----                ----               ----
           (5,749)               ----            (12,294)              ----                ----               ----
              (51)               ----            (54,098)              ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
            4,722                ----          1,015,736               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

            4,561                ----            514,440               ----                ----               ----
             ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $          4,561    $           ----   $        514,440   $           ----    $           ----   $           ----
=================== ================== =================== ================== =================== ==================

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Summit
                                                                              --------------------------------------

                                                                                   S&P 500

                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $        246,266
   Mortality and expense risk charge                                                     (6,190)
                                                                              ------------------
Net investment income(loss)                                                             240,076
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                        1,028
   Net realized gain(loss) on sale of fund shares                                        (2,357)
                                                                              ------------------
Net realized gain(loss)                                                                  (1,329)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          170,079
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        408,826
                                                                              ==================


                                                                                             S&P 500
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        240,076   $           ----
   Net realized gain(loss)                                                               (1,329)              ----
   Net change in unrealized appreciation/depreciation                                   170,079               ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      408,826               ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  116,253               ----
   Subaccounts transfers (including fixed account), net                              15,014,937               ----
   Transfers for policyowner benefits and terminations                                 (194,690)              ----
   Policyowner maintenance charges                                                     (111,076)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 14,825,424               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               15,234,250               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     15,234,250   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

               Summit                              Third Avenue                              Dreyfus
-------------------------------------- -------------------------------------- --------------------------------------

      Zenith                                 Value                                 MidCap
-------------------                    -------------------                    -------------------

       2008                                   2008                                  2008
-------------------                    -------------------                    ------------------

 $        165,968                       $        131,032                       $          9,153
          (13,165)                              (119,969)                                (9,020)
-------------------                    -------------------                    ------------------
          152,803                                 11,063                                    133
-------------------                    -------------------                    ------------------


           75,421                              2,610,021                                181,968
             (311)                              (360,952)                              (111,948)
-------------------                    -------------------                    ------------------
           75,110                              2,249,069                                 70,020
-------------------                    -------------------                    ------------------

          669,075                            (10,667,860)                              (640,628)
-------------------                    -------------------                    ------------------


 $        896,988                       $     (8,407,728)                      $       (570,475)
===================                    ===================                    ==================


               Zenith                                  Value                                 MidCap
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $        152,803    $           ----   $         11,063   $        321,743    $            133   $         (7,951)
           75,110                ----          2,249,069          2,014,753              70,020            196,779
          669,075                ----        (10,667,860)        (3,553,553)           (640,628)          (177,000)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          896,988                ----         (8,407,728)        (1,217,057)           (570,475)            11,828
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          308,917                ----          2,198,312          2,565,107             182,947            218,928
       32,046,185                ----         (1,768,856)          (239,104)           (160,204)          (147,965)
         (155,726)               ----           (981,482)        (1,202,688)            (87,119)          (178,071)
         (250,560)               ----         (1,307,273)        (1,489,556)           (102,785)          (114,179)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       31,948,816                ----         (1,859,299)          (366,241)           (167,161)          (221,287)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       32,845,804                ----        (10,267,027)        (1,583,298)           (737,636)          (209,459)
             ----                ----         20,490,208         22,073,506           1,514,410          1,723,869
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $     32,845,804    $           ----   $     10,223,181   $     20,490,208    $        776,774   $      1,514,410
=================== ================== =================== ================== =================== ==================

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Scudder
                                                                              --------------------------------------
                                                                                    Small
                                                                                  Mid Value
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                     (6,901)
                                                                              ------------------
Net investment income(loss)                                                              (6,901)
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                       (17,740)
                                                                              ------------------
Net realized gain(loss)                                                                 (17,740)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                         (572,929)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $       (597,570)
                                                                              ==================


                                                                                         Small Mid Value
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         (6,901)  $           ----
   Net realized gain(loss)                                                              (17,740)              ----
   Net change in unrealized appreciation/depreciation                                  (572,929)              ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     (597,570)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  311,395               ----
   Subaccounts transfers (including fixed account), net                               2,029,471               ----
   Transfers for policyowner benefits and terminations                                  (58,045)              ----
   Policyowner maintenance charges                                                     (132,763)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                  2,150,058               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                1,552,488               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      1,552,488   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                  Scudder                                               Neuberger Berman
----------------------------------------------------------------------------- --------------------------------------
                                            Capital
     Thematic                                Growth                                Regency
-------------------                    -------------------                    -------------------

       2008                                   2008                                  2008
-------------------                    -------------------                    ------------------

 $           ----                       $           ----                       $             87
             (147)                                  ----                                    (36)
-------------------                    -------------------                    ------------------
             (147)                                  ----                                     51
-------------------                    -------------------                    ------------------


             ----                                   ----                                     16
           (2,133)                                  ----                                 (2,446)
-------------------                    -------------------                    ------------------
           (2,133)                                  ----                                 (2,430)
-------------------                    -------------------                    ------------------

          (18,895)                                  ----                                 (1,699)
-------------------                    -------------------                    ------------------


 $        (21,175)                      $           ----                       $         (4,078)
===================                    ===================                    ==================


              Thematic                            Capital Growth                             Regency
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $           (147)   $           ----   $           ----   $           ----    $             51   $           ----
           (2,133)               ----               ----               ----              (2,430)              ----
          (18,895)               ----               ----               ----              (1,699)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          (21,175)               ----               ----               ----              (4,078)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


            5,576                ----               ----               ----                 509               ----
           44,972                ----               ----               ----               7,995               ----
             (522)               ----               ----               ----                ----               ----
           (1,787)               ----               ----               ----                (322)              ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
           48,239                ----               ----               ----               8,182               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

           27,064                ----               ----               ----               4,104               ----
             ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $         27,064    $           ----   $           ----   $           ----    $          4,104   $           ----
=================== ================== =================== ================== =================== ==================

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        Neuberger Berman
                                                                              --------------------------------------

                                                                                  Guardian
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                       ----
                                                                              ------------------
Net investment income(loss)                                                                ----
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                          ----
                                                                              ------------------
Net realized gain(loss)                                                                    ----
                                                                              ------------------

Change in unrealized appreciation/depreciation                                             ----
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $           ----
                                                                              ==================


                                                                                            Guardian
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $           ----   $           ----
   Net realized gain(loss)                                                                 ----               ----
   Net change in unrealized appreciation/depreciation                                      ----               ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                         ----               ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                     ----               ----
   Subaccounts transfers (including fixed account), net                                    ----               ----
   Transfers for policyowner benefits and terminations                                     ----               ----
   Policyowner maintenance charges                                                         ----               ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                       ----               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                     ----               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $           ----   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                  T. Rowe                                              Franklin Templeton
----------------------------------------------------------------------------- --------------------------------------
                                             Equity
    Blue Chip                                Income                                Income
-------------------                    -------------------                    -------------------

       2008                                   2008                                  2008
-------------------                    -------------------                    ------------------

 $          9,449                       $           ----                       $           ----
          (30,544)                                  ----                                   ----
-------------------                    -------------------                    ------------------
          (21,095)                                  ----                                   ----
-------------------                    -------------------                    ------------------


             ----                                   ----                                   ----
          (40,522)                                  ----                                   ----
-------------------                    -------------------                    ------------------
          (40,522)                                  ----                                   ----
-------------------                    -------------------                    ------------------

       (3,416,179)                                  ----                                   ----
-------------------                    -------------------                    ------------------


 $     (3,477,796)                      $           ----                       $           ----
===================                    ===================                    ==================


              Blue Chip                            Equity Income                             Income
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

 $        (21,095)   $           ----   $           ----   $           ----    $           ----   $           ----
          (40,522)               ----               ----               ----                ----               ----
       (3,416,179)               ----               ----               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (3,477,796)               ----               ----               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


        1,413,389                ----               ----               ----                ----               ----
        9,346,480                ----               ----               ----                ----               ----
         (276,430)               ----               ----               ----                ----               ----
         (594,565)               ----               ----               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
        9,888,874                ----               ----               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

        6,411,078                ----               ----               ----                ----               ----
             ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      6,411,078    $           ----   $           ----   $           ----    $           ----   $           ----
=================== ================== =================== ================== =================== ==================

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                         Waddell & Reed
                                                                              --------------------------------------

                                                                                   Science
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                       ----
                                                                              ------------------
Net investment income(loss)                                                                ----
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                          ----
                                                                              ------------------
Net realized gain(loss)                                                                    ----
                                                                              ------------------

Change in unrealized appreciation/depreciation                                             ----
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $           ----
                                                                              ==================


                                                                                             Science
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $           ----   $           ----
   Net realized gain(loss)                                                                 ----               ----
   Net change in unrealized appreciation/depreciation                                      ----               ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                         ----               ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                     ----               ----
   Subaccounts transfers (including fixed account), net                                    ----               ----
   Transfers for policyowner benefits and terminations                                     ----               ----
   Policyowner maintenance charges                                                         ----               ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                       ----               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                     ----               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $           ----   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.


                Pimco                               Oppenheimer
-------------------------------------- --------------------------------------
      Total                                  Global
      Return                               Securities
-------------------                    -------------------

       2008                                   2008
-------------------                    -------------------

 $           ----                       $           ----
             ----                                   ----
-------------------                    -------------------
             ----                                   ----
-------------------                    -------------------


             ----                                   ----
             ----                                   ----
-------------------                    -------------------
             ----                                   ----
-------------------                    -------------------

             ----                                   ----
-------------------                    -------------------


 $           ----                       $           ----
===================                    ===================


            Total Return                         Global Securities
-------------------------------------- --------------------------------------

       2008               2007                2008               2007
------------------- ------------------ ------------------- ------------------

 $           ----    $           ----   $           ----   $           ----
             ----                ----               ----               ----
             ----                ----               ----               ----
------------------- ------------------ --------------------------------------

             ----                ----               ----               ----
------------------- ------------------ --------------------------------------


             ----                ----               ----               ----
             ----                ----               ----               ----
             ----                ----               ----               ----
             ----                ----               ----               ----
------------------- ------------------ --------------------------------------
             ----                ----               ----               ----
------------------- ------------------ --------------------------------------

             ----                ----               ----               ----
             ----                ----               ----               ----
------------------- ------------------ --------------------------------------
 $           ----    $           ----   $           ----   $           ----
=================== ================== ======================================

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                          NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2008 AND 2007

1.  ORGANIZATION

    Ameritas Variable Separate Account V (the "Account") (formerly Ameritas Variable Life Insurance Company Separate Account V) was established on May 28, 1987, under Nebraska law by Ameritas Variable Life Insurance Company. Effective May 1, 2007 Ameritas Variable Life Insurance Company merged with its parent, Ameritas Life Insurance Corp. (ALIC) (an indirect wholly owned subsidiary of UNIFI Mutual Holding Company). As a result of this merger, the Account was transferred, intact, to ALIC and renamed Ameritas Variable Separate Account V. The assets of the Account are held by ALIC and are segregated from all of ALIC's other assets and are used only to support variable life products issued by ALIC.

    Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

    The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. At December 31, 2008, there are seventy-one subaccounts available within the Account listed as follows:

    Fidelity Management & Research                 Massachusetts Financial Services Company,
      Company (Advisor)                              continued
      Fidelity (Fund)                                MFS, continued
       *Equity-Income IC (Subaccount)                  *New Discovery
       *Equity-Income SC                               *Research
       *Growth IC                                       (Commenced April 30, 2008)
       *Growth SC                                      *Total Return
       *High Income IC                                  (Commenced May 21, 2008)
       *High Income SC                                 *Value (A)
       *Overseas IC
       *Overseas SC                                Morgan Stanley Investment Management
       *Asset Mgr. IC                                Inc., dba Van Kampen
       *Asset Mgr. SC                                Van Kampen
       *Inv. Bond IC                                   *Emerging Markets
       *Contrafund IC                                  *Global Value
       *Contrafund SC                                  *Intl. Magnum
       *Asset Mgr. Gr. IC                              *U.S. Real Estate
       *Asset Mgr. Gr. SC
       *MidCap IC                                  Calvert Asset Management Company, Inc.
       *Strategic IC                               (See Note 3)
                                                     Ameritas
    Fred Alger Management, Inc.                        *Core Strat.
      Alger                                            *MidCap
       *Balanced                                       *Money Market
                                                       *Small Cap
    Massachusetts Financial Services Company           *Small Co. Equity
      MFS                                              *Focused MidCap
       *Strategic Inc.
       *Utilities

                                     FS-43

1.  ORGANIZATION, continued

    Calvert Asset Management Company, Inc.,        Third Avenue Management LLC
      continued (See Note 3)                         Third Avenue
      Calvert                                          *Value
       *Balanced
       *Intl. Equity                               The Dreyfus Corporation
       *Mid Cap                                      Dreyfus
       *Equity                                         *MidCap
       *Income
                                                   Deutsche Investment Management Americas
    American Century Investment Management,          Inc.
      Inc.                                           Scudder
      American Century                                 *Small Mid Value
       *Income & Growth                                (Commenced April 30, 2008
       *Value                                          *Thematic
       *Mid Cap                                        (Commenced May 2, 2008)
        (Commenced May 16, 2008)                       *Capital Growth (A)

    Invesco AIM Advisors, Inc.                     Neuberger Berman Management Inc.
      AIM                                            Neuberger Berman
       *Dynamics                                       *Regency
       *Intl. Growth                                   (Commenced May 15, 2008)
        (Commenced May 15, 2008)                       *Guardian (A)
       *Global (A)
       *Small Cap (A)                              T. Rowe Price Associates, Inc.
                                                     T. Rowe
    Calvert Asset Management Company, Inc.,            *Blue Chip
    (See Note 3)                                       (Commenced April 30, 2008)
      Summit                                           *Equity Income (A)
       *S&P MidCap
       *Russell Small Cap                          Franklin Advisors, Inc.
       *Nasdaq-100 Index                             Franklin Templeton
       *EAFE Intl.                                     *Income (A)
       *Inflation
        (Commenced April 30, 2008)                 Waddell & Reed Investment Management
       *Aggressive                                   Company
        (Commenced May 15, 2008)                     Waddell and Reed
       *Conservative                                   *Science (A)
        (Commenced June 6, 2008)
       *Target                                     Pacific Investment Management Company
        (Commenced May 1, 2008)                      LLC
       *Natural Resources                            Pimco
        (Commenced May 13, 2008)                       *Total Return (A)
       *Barclays (A)
       *S&P 500                                    OppenheimerFunds, Inc.
        (Commenced December 11, 2008)                Oppenheimer
       *Zenith                                         *Global Securities (A)
        (Commenced December 11, 2008)

    (A) These subaccounts have no activity since inception.

2.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF ACCOUNTING
    The financial statements included herein have been prepared in accordance with accounting principles accepted in the United States of America ("GAAP") for variable life separate accounts registered as unit investment trusts.

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

    INVESTMENTS
    The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

    Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

    ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
    Effective January 1, 2008, the Account adopted Financial Accounting Standards Board (FASB) Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The adoption of FAS 157 had no impact on any subaccounts' financial position or results of operations.

    FAS 157 applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that each asset and liability carried at fair value be classified into one of the following categories:

     o Level 1 - Quoted market prices in active markets for identical assets or liabilities.
     o Level 2 - Observable market based inputs or unobservable inputs that are corroborated by market data.
     o Level 3 - Unobservable inputs that are not corroborated by market data.

    Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

    FEDERAL AND STATE TAXES
    The operations of the Account form a part of and are taxed with the operations of ALIC. ALIC is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

3.  RELATED PARTIES

    Affiliates of ALIC provided management, administrative and investment advisory services for the Ameritas, Calvert and Summit subaccounts for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2008 and 2007, as follows:

                                 Investment Advisory         Management/
                                         Fee              Administrative Fee
                                ----------------------  -----------------------
     Ameritas:
       Core Strat.                      0.00750                 0.00050
       MidCap                           0.00800                 0.00050
       Money Market                     0.00200                 0.00050
       Small Cap                        0.00850                 0.00050
       Small Co. Equity                 0.01120                 0.00050
       Focused MidCap                   0.00820(1)              0.00050
     Calvert:
       Balanced                         0.00425                 0.00275
       Intl. Equity                     0.00750                 0.00350
       Mid Cap                          0.00650                 0.00250
       Equity                           0.00500                 0.00200
       Income                           0.00400                 0.00300
     Summit:
       S&P MidCap                       0.00300                 0.00100
       Russell Small Cap                0.00350                 0.00100
       Nasdaq-100 Index                 0.00350                 0.00100
       EAFE Intl.                       0.00560                 0.00100
       Inflation                        0.00500                 0.00100
       Aggressive                       0.00550                 0.00100
       Conservative                     0.00550                 0.00100
       Target                           0.00550                 0.00100
       Natural Resources                0.00550                 0.00100
       Barclays                         0.00300                 0.00100
       S&P 500                          0.00250                 0.00100
       Zenith                           0.00640                 0.00100

     (1) Effective May 1, 2007, Calvert Asset Management Company reduced the .00920 investment advisory fee by .00100.

     On December 12, 2008, Calvert Asset Management Company (CAMCO) consummated a transaction with Summit Investment Partners, Inc., an affiliated entity, whereby CAMCO became the investment advisor to the Summit Mutual Funds, Inc.

4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments in the subaccounts for the periods ended December 31, 2008 were as follows:

                                      Purchases                 Sales
                               ----------------------  -----------------------
    Fidelity:
      Equity-Income IC         $       1,596,770       $       13,082,013
      Equity-Income SC                    86,565                1,186,200
      Growth IC                        1,002,592                4,323,533
      Growth SC                           73,387                  543,756
      High Income IC                   2,864,602                1,476,590
      High Income SC                     150,211                  846,032
      Overseas IC                      3,831,314                6,992,659
      Overseas SC                        143,417                  323,950
      Asset Mgr. IC                    2,772,404                2,022,705
      Asset Mgr. SC                      149,694                  140,437
      Inv. Bond IC                     3,590,711                5,148,234
      Contrafund IC                    2,944,848               13,714,386
      Contrafund SC                      176,052                  959,986
      Asset Mgr. Gr. IC                  809,051                  718,307
      Asset Mgr. Gr. SC                   51,259                   11,738
      MidCap IC                           67,673                   24,096
      Strategic IC                          ----                     ----

    Alger:
      Balanced                         1,280,963                1,087,481

    MFS:
      Strategic Inc.                     533,800                1,399,495
      Utilities                        3,435,195                3,280,148
      New Discovery                      824,186                  531,015
      Research                         0,411,238                  111,381
      Total Return                        57,495                    1,017
      Value                                 ----                     ----

    Van Kampen:
      Emerging Markets                 6,971,302                3,486,892
      Global Value                     2,060,406                  951,089
      Intl. Magnum                       790,117                  634,564
      U.S. Real Estate                 5,105,179                1,767,172

    Ameritas:
      Core Strat.                      2,777,558                2,511,926
      MidCap                           2,393,019                3,445,903
      Money Market                     8,128,266               10,748,043
      Small Cap                          657,876                1,911,665
      Small Co. Equity                   613,380                  993,137
      Focused MidCap                   1,468,613                4,570,893

                                      Purchases                 Sales
                               ----------------------  -----------------------
    Calvert:
      Balanced                 $           91,727       $          369,366
      Intl. Equity                        228,207                  453,656
      Mid Cap                              56,452                  691,453
      Equity                              115,927                   78,182
      Income                            1,275,378                3,684,485

    American Century:
      Income & Growth                   1,005,411                  730,438
      Value                                88,225                   80,817
      Mid Cap                             154,308                    2,278

    AIM:
      Dynamics                            153,227                  310,883
      Intl. Growth                         35,728                    7,421
      Global                                 ----                     ----
      Small Cap                              ----                     ----

    Summit:
      S&P MidCap                        1,038,340                1,329,011
      Russell Small Cap                   896,433                  853,826
      Nasdaq-100 Index                    551,506                  785,114
      EAFE Intl.                          281,882                   53,580
      Inflation                         1,935,211                  364,117
      Aggressive                          160,913                    2,531
      Conservative                         67,471                   59,535
      Target                               10,509                    5,786
      Natural Resources                 1,598,764                  585,143
      Barclays                               ----                     ----
      S&P 500                          15,264,550                  198,021
      Zenith                           32,235,225                   58,184

    Third Avenue:
      Value                             3,897,120                3,135,335

    Dreyfus:
      MidCap                              372,623                  357,684

    Scudder:
      Small Mid Value                   2,219,776                   76,619
      Thematic                             52,190                    4,097
      Capital Growth                         ----                     ----

                                      Purchases                 Sales
                               ----------------------  -----------------------
    Neuberger Berman:
      Regency                  $           25,690       $           17,440
      Guardian                               ----                     ----

    T. Rowe:
      Blue Chip                        10,052,371                  184,591
      Equity Income                          ----                     ----

    Franklin Templeton:
      Income                                 ----                     ----

    Waddel & Reed:
      Science                                ----                     ----

    Pimco:
      Total Return                           ----                     ----

    Oppenheimer:
      Global Securities                      ----                     ----


5.  FINANCIAL HIGHLIGHTS

    The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded).

    Inv. Income Ratio - The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

    Expense Ratio - The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. These fees range between .65 percent and 1.20 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged from $5 to $16 per policy monthly, depending on the product selected. On all life insurance policies, cost of insurance is charged to each policyowner monthly through the redemption of units. The cost of insurance is determined based upon several variables, including the policyowners death benefit amount and account value.

    Total Return - The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

    Total returns and expense ratios in this disclosure may not be applicable to all policies.

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)         Units           ($)        Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                       Min      Max                                              Min      Max      Min       Max
 Fidelity:
 Equity-Income IC
 2008                  15.05   38.87         678,188    18,427,741     2.11       0.65    1.20    (43.34)   (43.03)
 2007                  26.42   68.60       1,021,696    46,143,181     1.86       0.65    1.20     (0.37)     0.31
 2006                  42.55   68.38         941,858    44,474,576     3.32       0.70    1.20     18.76     19.36
 2005                  35.65   57.58         858,784    35,616,381     1.58       0.70    1.20      4.61      5.13
 2004                  33.91   55.04         777,296    32,644,344     1.45       0.70    1.20     10.20     10.75

 Equity-Income SC
 2008                  18.77   21.58          16,936       361,428     0.83       0.90    0.90    (43.22)   (43.22)
 2007                  33.05   38.01          63,936     2,262,450     1.76       0.90    0.90      0.51      0.51
 2006                  32.88   37.81          64,258     2,256,399     2.68       0.90    0.90     19.01     19.01
 2005                  27.63   31.77          29,424       925,849     1.48       0.90    0.90      4.82      4.82
 2004                  30.31   30.31          23,612       706,972     1.09       0.90    0.90     10.38     10.38

 Growth IC
 2008                  23.61   39.91         543,559    19,761,702     0.80       0.65    1.20    (47.80)   (47.51)
 2007                  44.99   76.45         601,464    41,967,496     0.84       0.65    1.20     22.92     25.44
 2006                  52.77   60.94         720,772    39,386,932     0.39       0.70    1.20      5.58      6.11
 2005                  49.73   57.72         738,938    39,180,550     0.50       0.70    1.20      4.54      5.07
 2004                  47.33   55.22         757,876    39,330,109     0.26       0.70    1.20      2.14      2.66

 Growth SC
 2008                  22.90   26.68          18,389       483,317     0.46       0.90    0.90    (47.71)   (47.71)
 2007                  43.79   51.02          35,183     1,664,799     0.60       0.90    0.90     25.73     25.73
 2006                  34.83   40.58          37,677     1,423,736     0.19       0.90    0.90      5.78      5.78
 2005                  32.92   38.36          22,970       858,367     0.35       0.90    0.90      4.73      4.73
 2004                  36.63   36.63          17,596       635,638     0.15       0.90    0.90      2.34      2.34

 High Income IC
 2008                   4.85   24.51         685,256     6,839,129     8.96       0.65    1.20    (25.88)   (25.47)
 2007                   6.50   33.06         601,835     8,382,687     7.67       0.65    1.20     (1.95)     1.55
 2006                  14.79   32.56         658,649     9,479,446     8.14       0.70    1.20      9.91     10.47
 2005                  13.39   29.62         580,842     7,980,552    15.15       0.70    1.20      1.48      1.99
 2004                  13.13   29.19         553,420     8,769,504     7.51       0.70    1.20      8.28      8.83

                                     FS-50

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)         Units           ($)        Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                       Min      Max                                              Min      Max      Min       Max
 Fidelity, continued:
 High Income SC
 2008                   7.53    8.96          24,158       215,721     7.03       0.90    0.90    (25.74)   (25.73)
 2007                  10.14   12.07          98,325     1,029,898     8.08       0.90    0.90      1.73      1.73
 2006                   9.97   11.86         101,769     1,047,426     8.85       0.90    0.90     10.19     10.19
 2005                   9.05   10.77          39,663       387,674    16.55       0.90    0.90      1.61      1.61
 2004                  10.60   10.60          53,088       499,571    13.01       0.90    0.90      8.49      8.49

 Overseas IC
 2008                  14.37   22.53         532,018    11,217,122     2.27       0.65    1.20    (44.48)   (44.17)
 2007                  25.74   40.57         743,294    27,168,333     3.28       0.65    1.20     (1.21)    15.91
 2006                  33.52   35.00         792,192    25,162,625     0.82       0.70    1.20     16.68     17.26
 2005                  28.59   30.00         696,389    19,509,800     0.63       0.70    1.20     17.63     18.22
 2004                  24.18   25.50         613,578    15,181,431     1.10       0.70    1.20     12.28     12.84

 Overseas SC
 2008                  15.45   19.19           9,932       179,816     1.61       0.90    0.90    (44.37)   (44.37)
 2007                  27.78   34.50          19,196       636,201     4.30       0.90    0.90     16.15     16.15
 2006                  23.91   29.70          53,080     1,350,286     0.29       0.90    0.90     16.90     16.90
 2005                  20.46   25.41          15,629       379,383     0.50       0.90    0.90     17.91     17.91
 2004                  21.55   21.55           9,858       200,236     1.07       0.90    0.90     12.47     12.47

 Asset Mgr. IC
 2008                  12.04   25.70         512,295    13,098,003     2.59       0.65    1.20    (29.57)   (29.18)
 2007                  16.99   36.49         550,086    20,166,313     6.05       0.65    1.20     12.03     14.12
 2006                  25.10   31.98         616,539    19,848,997     2.78       0.70    1.20      6.04      6.57
 2005                  23.55   30.16         710,804    21,618,246     2.75       0.70    1.20      2.81      3.32
 2004                  22.79   29.33         782,778    23,287,099     2.72       0.70    1.20      4.21      4.73

 Asset Mgr. SC
 2008                  13.98   16.30           8,322       131,904     2.34       0.90    0.90    (29.46)   (29.46)
 2007                  19.82   23.11           8,891       199,962     6.10       0.90    0.90     14.32     14.32
 2006                  17.34   20.22          10,711       212,231     2.51       0.90    0.90      6.28      6.28
 2005                  16.31   19.02          10,425       194,836     2.92       0.90    0.90      3.00      3.00
 2004                  18.47   18.47          13,300       242,847     3.66       0.90    0.90      4.41      4.41

 Inv. Bond IC
 2008                  12.23   23.93         776,028    13,628,771     4.42       0.65    1.20     (4.41)    (3.88)
 2007                  12.73   25.03         882,273    16,460,685     3.77       0.65    1.20      3.10      3.55
 2006                  19.70   24.28         702,036    13,196,646     3.85       0.70    1.20      3.11      3.63
 2005                  19.01   23.55         688,576    12,694,265     3.74       0.70    1.20      0.98      1.48
 2004                  18.73   23.32         698,260    13,280,487     4.12       0.70    1.20      3.21      3.73

                                     FS-51

5.  FINANCIAL HIGHLIGHTS, continued

                                     At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)         Units           ($)        Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                       Min      Max                                              Min      Max      Min       Max
 Fidelity, continued:
 Contrafund IC
 2008                  20.84   27.71         755,902    20,431,326     0.85       0.65    1.20    (43.20)   (42.89)
 2007                  36.49   48.79       1,065,649    49,667,293     0.99       0.65    1.20     (1.62)    16.18
 2006                  42.00   43.24         968,557    39,583,398     1.30       0.70    1.20     10.39     10.94
 2005                  38.05   38.98         921,767    34,464,889     0.28       0.70    1.20     15.55     16.13
 2004                  32.93   33.57         818,990    26,880,186     0.31       0.70    1.20     14.10     14.67

 Contrafund SC
 2008                  22.03   25.85          30,692       784,620     0.57       0.90    0.90    (43.13)   (43.13)
 2007                  38.74   45.46          59,793     2,567,807     0.92       0.90    0.90     16.45     16.45
 2006                  33.26   39.04          54,015     1,975,735     1.06       0.90    0.90     10.60     10.60
 2005                  30.08   35.30          30,822     1,058,838     0.18       0.90    0.90     15.81     15.81
 2004                  30.48   30.48          23,941       711,034     0.23       0.90    0.90     14.31     14.31

 Asset Mgr. Gr. IC
 2008                  15.08   15.49         142,463     2,150,862     1.83       0.70    1.20    (36.58)   (36.26)
 2007                  23.78   24.31         142,007     3,372,613     4.11       0.70    1.20     17.54     18.14
 2006                  20.23   20.57         146,795     2,972,645     2.04       0.70    1.20      5.71      6.24
 2005                  19.13   19.36         157,485     3,081,137     2.45       0.70    1.20      2.65      3.17
 2004                  18.64   18.77         177,709     3,403,877     2.22       0.70    1.20      4.71      5.24

 Asset Mgr. Gr. SC
 2008                  12.70   12.70           6,174        78,398     1.88       0.90    0.90    (36.45)(36.45)
 2007                  19.98   19.98           4,117        82,261     4.01       0.90    0.90     17.81     17.81
 2006                  16.96   16.96           3,975        67,415     1.90       0.90    0.90      5.90      5.90
 2005                  16.02   16.02           3,779        60,528     2.25       0.90    0.90      2.87      2.87
 2004                  15.57   15.57           3,602        56,077     2.17       0.90    0.90      4.90      4.90

 MidCap IC
 2008                  27.07   27.07           4,903       132,717     0.48       0.70    0.70    (39.87)   (39.87)
 2007                  45.01   45.01           4,476       201,460     0.88       0.70    0.70     14.82     14.82
 2006                  39.20   39.20           4,801       188,231     0.30       0.70    0.70     11.92     11.92
 2005                  35.03   35.03           3,509       122,921     ----       0.70    0.70     17.48     17.48
 2004                  29.82   29.82           2,453        73,128     ----       0.70    0.70     24.05     24.05

 Strategic IC
 2008                  ----    ----             ----          ----     ----       ----    ----      ----      ----
 2007                  ----    ----             ----          ----     ----       ----    ----      ----      ----
 2006                  ----    ----             ----          ----     ----       ----    ----      ----      ----
 2005                  ----    ----             ----          ----     ----       ----    ----      ----      ----
 2004                  ----    ----             ----          ----     ----       ----    ----      ----      ----

                                     FS-52

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)         Units           ($)        Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                       Min      Max                                              Min      Max      Min       Max
 Alger:
 Balanced
 2008                  15.27   24.25         304,977     5,000,018     2.62       0.70    1.20    (32.58)   (32.24)
 2007                  22.53   35.97         339,553     8,318,444     2.08       0.70    1.20     11.02     11.58
 2006                  20.19   32.39         353,725     7,687,373     1.53       0.70    1.20      3.48      4.00
 2005                  19.41   31.31         387,034     8,132,865     1.63       0.70    1.20      7.13      7.67
 2004                  18.03   29.22         389,018     7,743,241     1.50       0.70    1.20      3.31      3.84

 MFS:
 Strategic Inc.
 2008                   9.25   13.28         147,532     1,970,174     7.17       0.65    1.20    (13.09)   (12.41)
 2007                  15.28   15.89         218,121     3,307,294     4.45       0.70    1.20      2.44      2.96
 2006                  14.92   15.43         196,926     2,916,356     5.04       0.70    1.20      5.40      5.93
 2005                  14.16   14.57         184,856     2,596,526     6.25       0.70    1.20      0.67      1.18
 2004                  14.06   14.40         150,910     2,119,818     5.07       0.70    1.20      6.44      6.98

 Utilities
 2008                  18.24   35.24         301,708     9,803,838     1.52       0.65    1.20    (38.42)     5.23
 2007                  56.01   57.22         355,338    18,787,027     0.94       0.70    1.20     26.36     27.00
 2006                  44.10   45.28         357,058    15,035,647     1.97       0.70    1.20     29.70     30.35
 2005                  33.83   34.91         365,134    11,967,992     0.58       0.70    1.20     15.45     16.03
 2004                  29.16   30.24         340,196     9,757,158     1.40       0.70    1.20     28.64     29.29

 New Discovery
 2008                  10.60   11.08         186,803     2,029,798     ----       0.70    1.20    (40.06)   (39.75)
 2007                  17.68   18.40         205,523     3,709,558     ----       0.70    1.20      1.29      1.80
 2006                  17.45   18.07         238,592     4,239,878     ----       0.70    1.20     11.87     12.43
 2005                  15.60   16.07         269,716     4,269,309     ----       0.70    1.20      3.99      4.52
 2004                  15.00   15.38         288,629     4,381,908     ----       0.70    1.20      5.24      5.78

 Research
 2008                   8.84    8.86         751,287     6,646,067     ----       0.65    0.90    (41.32)   (34.83)
 2007                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2006                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2005                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2004                  ----    ----             ----          ----     ----      ----    ----     ----      ----

 Total Return
 2008                  15.38   15.38           3,463        53,220     ----       0.70    0.90    (16.62)    (9.68)
 2007                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2006                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2005                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2004                  ----    ----             ----          ----     ----      ----    ----     ----      ----

                                     FS-53

5.  FINANCIAL HIGHLIGHTS, continued
                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)         Units           ($)        Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                       Min      Max                                              Min      Max      Min       Max
 MFS, continued:
 Value
 2008                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2007                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2006                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2005                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2004                  ----    ----             ----          ----     ----      ----    ----     ----      ----

 Van Kampen:
 Emerging Markets
 2008                  10.45   13.49         634,948     8,447,661     ----       0.65    1.20    (57.14)   (56.90)
 2007                  24.24   31.47         677,917    21,243,288     0.44       0.65    1.20     (3.84)    38.77
 2006                  22.68   23.87         715,574    16,128,124     0.76       0.70    1.20     35.51     36.19
 2005                  16.73   17.53         605,415    10,143,566     0.38       0.70    1.20     32.26     32.93
 2004                  12.65   13.18         421,152     5,404,299     0.64       0.70    1.20     21.64     22.26

 Global Value
 2008                   6.75   12.73         302,407     3,846,666     2.61       0.65    1.20    (40.86)    (9.53)
 2007                  21.52   22.68         338,032     7,260,481     1.85       0.70    1.20      5.36      5.89
 2006                  20.43   21.42         352,186     7,181,081     1.59       0.70    1.20     19.77     20.37
 2005                  17.06   17.79         359,792     6,096,180     1.02       0.70    1.20      4.57      5.10
 2004                  16.31   16.93         338,666     5,508,494     0.75       0.70    1.20     12.18     12.75

 Intl. Magnum
 2008                   9.87   10.49         198,144     2,020,761     3.24       0.70    1.20    (45.29)   (45.01)
 2007                  18.04   19.07         224,777     4,173,206     1.46       0.70    1.20     13.22     13.79
 2006                  15.93   16.76         222,110     3,635,159     0.09       0.70    1.20     23.65     24.27
 2005                  12.89   13.49         209,953     2,762,350     1.24       0.70    1.20      9.75     10.30
 2004                  11.74   12.23         196,570     2,350,143     3.13       0.70    1.20     15.98     16.57

 U.S. Real Estate
 2008                  13.64   19.85         301,957     5,914,186     3.45       0.65    1.20    (39.75)   (38.64)
 2007                  32.35   34.01         305,639     9,775,957     1.11       0.70    1.20    (18.07)   (17.65)
 2006                  39.48   41.31         352,862    13,803,608     1.10       0.70    1.20     36.40     37.09
 2005                  28.94   30.13         346,323     9,945,881     1.26       0.70    1.20     15.66     16.24
 2004                  25.02   25.92         323,350     8,054,849     1.55       0.70    1.20     34.76     35.44

 Ameritas:
 Core Strat.
 2008                  13.24   13.43       1,299,109    18,514,906     0.85       0.65    1.20    (41.13)   (40.80)
 2007                  22.36   22.80       1,326,272    31,957,726     0.74       0.65    1.20      3.09      5.67
 2006                  21.58   22.75       1,135,400    25,750,382     0.72       0.70    1.20     20.21     20.82
 2005                  17.95   18.83       1,079,877    20,277,572     0.55       0.70    1.20      7.36      7.90
 2004                  16.72   17.45       1,089,876    18,983,957     0.88       0.70    1.20      6.79      7.33

                                     FS-54

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)         Units           ($)        Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                       Min      Max                                              Min      Max      Min       Max
 Ameritas, continued:
 MidCap
 2008                  16.49   30.92         387,018    11,587,299     ----       0.65    1.20    (57.99)   (52.06)
 2007                  73.61   78.12         422,562    30,272,216     ----       0.70    1.20     33.07     33.74
 2006                  55.32   58.41         429,305    23,255,001     ----       0.70    1.20      7.95      8.49
 2005                  51.24   53.84         464,463    23,516,272     ----       0.70    1.20      9.95     10.50
 2004                  46.61   48.72         479,585    22,270,119     ----       0.70    1.20     12.04     12.61

 Money Market
 2008                   1.05    2.13      18,363,752    25,985,997     2.96       0.65    1.20      1.77      2.33
 2007                   1.02    2.10      13,368,962    18,607,689     4.97       0.65    1.20      2.31      3.79
 2006                   1.34    2.02      13,039,739    17,288,062     4.68       0.70    1.20      3.55      4.07
 2005                   1.29    1.95      14,061,398    18,406,353     2.92       0.70    1.20      1.78      2.29
 2004                   1.26    1.92      16,603,061    21,397,024     1.15       0.70    1.20     (0.04)     0.47

 Small Cap
 2008                  23.39   29.16         364,294    10,368,905     ----       0.65    1.20    (37.76)   (37.42)
 2007                  37.38   46.84         390,819    17,930,528     ----       0.65    1.20     (5.57)    10.46
 2006                  42.41   43.37         399,562    16,802,454     ----       0.70    1.20     19.13     19.73
 2005                  35.60   36.22         428,402    15,231,749     ----       0.70    1.20      1.40      1.91
 2004                  35.11   35.54         449,306    15,858,376     ----       0.70    1.20      1.12      1.63

 Small Co. Equity
 2008                  13.21   20.27         133,594     2,741,638     ----       0.65    0.90    (30.68)     9.89
 2007                  29.25   29.60         151,966     4,490,136     ----       0.70    0.90      0.66      0.86
 2006                  29.05   29.35         182,561     5,332,746     ----       0.70    0.90      7.17      7.39
 2005                  27.11   27.33         201,316     5,492,529     ----       0.70    0.90     (2.79)    (2.59)
 2004                  27.89   28.06         185,924     5,209,659     ----       0.70    0.90     14.15     14.38

 Focused MidCap
 2008                  13.68   14.25         377,580     5,448,181     0.63       0.65    0.90    (44.64)   (44.49)
 2007                  24.64   25.74         526,870    13,708,789     0.36       0.65    0.90     (5.01)     4.09
 2006                  24.72   24.97         542,738    13,529,470     0.09       0.70    0.90     12.57     12.80
 2005                  21.96   22.13         434,099     9,598,363     0.17       0.70    0.90      4.91      5.12
 2004                  20.93   21.06         329,770     6,934,895     0.39       0.70    0.90      8.20      8.42

 Calvert:
 Balanced
 2008                   1.56    1.70         412,812       683,307     2.06       0.70    1.20    (32.15)   (31.80)
 2007                   2.31    2.49         574,644     1,388,843     2.45       0.70    1.20      1.52      2.04
 2006                   2.27    2.44         566,241     1,349,408     2.34       0.70    1.20      7.48      8.02
 2005                   2.11    2.26         578,513     1,277,301     1.91       0.70    1.20      4.39      4.92
 2004                   2.02    2.15         541,046     1,140,313     1.87       0.70    1.20      6.96      7.50

                                     FS-55

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)         Units           ($)        Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                       Min      Max                                              Min      Max      Min       Max
 Calvert, continued:
 Intl. Equity
 2008                  13.45   15.14          70,462     1,018,026     2.03       0.70    1.20    (47.62)   (47.36)
 2007                  25.67   28.77          82,821     2,283,693     1.10       0.70    1.20      1.34      1.85
 2006                  25.34   28.24          80,729     2,185,805     0.67       0.70    1.20     26.01     26.64
 2005                  20.11   22.30          58,374     1,250,950     0.38       0.70    1.20      8.63      9.18
 2004                  18.51   20.43          46,618       914,203     0.96       0.70    1.20     16.54     17.13

 Mid Cap
 2008                  20.39   21.28          45,248       929,119     ----       0.70    1.20    (37.95)   (37.63)
 2007                  32.86   34.12          66,275     2,187,258     ----       0.70    1.20      8.84      9.39
 2006                  30.19   31.19          30,798       934,697     ----       0.70    1.20      5.60      6.13
 2005                  28.59   29.39          32,484       930,277     ----       0.70    1.20     (0.78)    (0.28)
 2004                  28.81   29.47          34,486       992,573     ----       0.70    1.20      8.02      8.57

 Equity
 2008                  12.97   13.16          24,827       326,054     ----       0.70    0.90    (36.37)   (36.24)
 2007                  20.39   20.65          22,852       470,788     ----       0.70    0.90      9.00      9.21
 2006                  18.71   18.91          23,013       434,193     ----       0.70    0.90      9.07      9.29
 2005                  17.15   17.30          22,520       388,917     0.06       0.70    0.90      3.61      3.82
 2004                  16.55   16.66          21,343       355,134     0.09       0.70    0.90      6.19      6.41

 Income
 2008                  14.71   18.14         306,292     5,606,215     3.70       0.65    0.90    (12.44)   (12.21)
 2007                  16.75   20.71         446,329     9,272,421     4.76       0.65    0.90      2.78      4.06
 2006                  19.90   20.09         387,912     7,732,729     4.98       0.70    0.90      4.12      4.33
 2005                  19.12   19.26         206,784     3,973,106     4.13       0.70    0.90      2.79      2.99
 2004                  18.60   18.70         104,313     1,946,523     3.36       0.70    0.90      4.72      4.93

 American Century:
 Income & Growth
 2008                   4.82    5.69         632,670     3,648,995     2.04       0.65    0.90    (35.18)     4.98
 2007                   8.78    8.96         683,721     6,075,118     2.26       0.70    0.90     (0.97)    (0.77)
 2006                   8.87    9.03       1,053,683     9,437,053     1.59       0.70    0.90     16.04     16.28
 2005                   7.64    7.76         833,948     6,431,291     1.80       0.70    0.90      3.70      3.91
 2004                   7.37    7.47         634,078     4,709,584     1.31       0.70    0.90     11.98     12.20

 Value
 2008                   7.42    7.42          25,585       189,722     2.55       0.70    0.70    (27.29)   (27.29)
 2007                  10.20   10.20          29,337       299,185     1.45       0.70    0.70     (5.80)    (5.80)
 2006                  10.83   10.83          23,962       259,423     1.28       0.70    0.70     17.83     17.83
 2005                   9.19    9.19          20,366       187,122     0.65       0.70    0.70      4.30      4.30
 2004                   8.81    8.81           9,677        85,247     0.70       0.70    0.70     13.54     13.54

                                     FS-56

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)         Units           ($)        Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                       Min      Max                                              Min      Max      Min       Max
 American Century, continued:
 Mid Cap
 2008                   9.75    9.76          13,153       128,210     ----       0.70    0.90    (23.25)   (22.21)
 2007                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2006                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2005                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2004                  ----    ----             ----          ----     ----      ----    ----     ----      ----

 AIM:
 Dynamics
 2008                   9.32    9.52          86,532       824,678     ----       0.70    0.90    (48.55)   (48.44)
 2007                  18.12   18.46          97,074     1,794,733     ----       0.70    0.90     11.18     11.40
 2006                  16.30   16.57          95,898     1,594,802     ----       0.70    0.90     15.08     15.31
 2005                  14.16   14.37          88,422     1,277,022     ----       0.70    0.90      9.73      9.95
 2004                  12.91   13.07          87,800     1,153,497     ----       0.70    0.90     12.32     12.55

 Intl. Growth
 2008                  20.00   20.02           1,096        21,925     1.49       0.70    0.90    (17.88)    (7.83)
 2007                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2006                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2005                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2004                  ----    ----             ----          ----     ----      ----    ----     ----      ----

 Global
 2008                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2007                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2006                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2005                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2004                  ----    ----             ----          ----     ----      ----    ----     ----      ----

 Small Cap
 2008                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2007                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2006                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2005                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2004                  ----    ----             ----          ----     ----      ----    ----     ----      ----

 Summit:
 S&P MidCap
 2008                   9.66   12.31         299,099     3,198,720     2.14       0.70    0.90    (37.20)   (37.08)
 2007                  15.39   19.57         334,029     5,845,220     0.89       0.70    0.90      6.42      6.63
 2006                  14.46   18.35         342,723     5,658,816     0.85       0.70    0.90      8.74      8.96
 2005                  13.30   16.84         339,101     5,196,425     0.51       0.70    0.90     10.94     11.17
 2004                  11.99   15.15         279,857     3,868,191     0.23       0.70    0.90     14.72     14.95

                                     FS-57

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)         Units           ($)        Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                       Min      Max                                              Min      Max      Min       Max
 Summit, continued:
 Russell Small Cap
 2008                   9.68   10.30         230,939     2,343,192     2.06       0.70    0.90    (34.56)   (34.42)
 2007                  14.78   67.00         242,149     3,750,432     0.64       0.65    0.90     (3.08)    (1.86)
 2006                  15.25   16.18         252,563     4,032,842     0.67       0.70    0.90     16.55     16.78
 2005                  13.09   13.85         262,591     3,752,527     0.49       0.70    0.90      3.08      3.29
 2004                  12.70   13.41         274,019     3,758,199     0.17       0.70    0.90     16.64     16.88

 Nasdaq-100 Index
 2008                   3.17    3.21         469,006     1,527,736     0.04       0.70    0.90    (42.42)   (42.30)
 2007                   5.50    5.56         518,771     2,928,887     1.17       0.70    0.90     17.43      7.67
 2006                   4.68    4.73         493,238     2,376,481     0.13       0.70    0.90      5.71      5.93
 2005                   4.43    4.46         545,440     2,495,186     0.56       0.70    0.90      0.39      0.60
 2004                   4.41    4.44         559,081     2,522,836     ----       0.70    0.90      9.10      9.32

 EAFE Intl.
 2008                  57.86   65.21           6,364       400,558     3.67       0.70    0.90    (43.09)   (42.27)
 2007                 114.58  114.58           3,985       456,636     1.44       0.70    0.70      9.33      9.33
 2006                 104.81  104.81           4,183       438,399     1.68       0.70    0.70     24.69     24.69
 2005                  84.06   84.06           3,546       298,024     0.69       0.70    0.70     11.79     11.79
 2004                  75.19   75.19           1,997       150,183     0.56       0.70    0.70     17.17     17.17

 Inflation
 2008                  50.65   50.82          28,096     1,429,228     2.78       0.65    0.90     (7.54)    (5.84)
 2007                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2006                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2005                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2004                  ----    ----             ----          ----     ----      ----    ----     ----      ----

 Aggressive
 2008                  37.10   37.10           4,203       155,909     6.73       0.70    0.80    (27.62)   (27.60)
 2007                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2006                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2005                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2004                  ----    ----             ----          ----     ----      ----    ----     ----      ----

 Conservative
 2008                  44.47   44.51             193         8,608     1.76       0.70    0.90    (11.92)    (7.50)
 2007                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2006                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2005                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2004                  ----    ----             ----          ----     ----      ----    ----     ----      ----

                                     FS-58

5.  FINANCIAL HIGHLIGHTS, continued
                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)         Units           ($)        Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                       Min      Max                                              Min      Max      Min       Max
 Summit, continued:
 Target
 2008                  38.51   39.41             116         4,561     0.11       0.70    0.80     (2.84)     2.79
 2007                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2006                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2005                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2004                  ----    ----             ----          ----     ----      ----    ----     ----      ----

 Natural Resources
 2008                  36.27   36.33          14,162       514,440     0.17       0.70    0.90    (47.39)   (46.11)
 2007                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2006                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2005                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2004                  ----    ----             ----          ----     ----      ----    ----     ----      ----

 Barclays
 2008                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2007                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2006                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2005                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2004                  ----    ----             ----          ----     ----      ----    ----     ----      ----

 S&P 500
 2008                  59.38   59.40         256,498    15,234,250     1.64       0.65    1.20      2.75      2.78
 2007                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2006                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2005                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2004                  ----    ----             ----          ----     ----      ----    ----     ----      ----

 Zenith
 2008                  49.79   49.80         659,549    32,845,804     0.52       0.65    1.20      2.79      2.82
 2007                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2006                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2005                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2004                  ----    ----             ----          ----     ----      ----    ----     ----      ----

 Third Avenue:
 Value
 2008                  14.49   17.52         579,535    10,223,181     0.84       0.65    0.90    (44.17)   (44.02)
 2007                  25.88   31.39         649,632    20,490,208     2.20       0.65    0.90    (14.57)    (5.66)
 2006                  33.27   33.58         661,004    22,073,506     1.32       0.70    0.90     14.75     14.98
 2005                  28.99   29.20         647,087    18,808,390     1.34       0.70    0.90     13.60     13.83
 2004                  25.52   25.65         561,475    14,348,603     0.57       0.70    0.90     18.82     19.06

                                     FS-59

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)         Units           ($)        Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                       Min      Max                                              Min      Max      Min       Max
 Dreyfus:
 MidCap
 2008                  12.12   12.27          63,456       776,774     0.77       0.70    0.90    (40.98)   (40.86)
 2007                  20.54   20.76          73,181     1,514,410     0.30       0.70    0.90      0.47      0.68
 2006                  20.45   20.62          83,830     1,723,869     0.17       0.70    0.90      6.71      6.93
 2005                  19.16   19.28          72,650     1,397,453     ----       0.70    0.90      7.96      8.18
 2004                  17.75   17.82          61,096     1,087,340     0.22       0.70    0.90     13.20     13.43

 Scudder:
 Small Mid Value
 2008                   7.88    7.91         196,743     1,552,488     ----       0.65    0.90    (30.80)   (24.37)
 2007                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2006                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2005                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2004                  ----    ----             ----          ----     ----      ----    ----     ----      ----

 Thematic
 2008                   5.81    5.81           4,658        27,064     ----       0.70    0.90    (48.22)   (47.18)
 2007                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2006                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2005                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2004                  ----    ----             ----          ----     ----      ----    ----     ----      ----

 Capital Growth
 2008                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2007                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2006                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2005                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2004                  ----    ----             ----          ----     ----      ----    ----     ----      ----

 Neuberger Berman:
 Regency
 2008                   8.60    8.76             469         4,104     1.22       0.70    0.90    (47.25)    (5.04)
 2007                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2006                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2005                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2004                  ----    ----             ----          ----     ----      ----    ----     ----      ----

 Guardian
 2008                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2007                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2006                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2005                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2004                  ----    ----             ----          ----     ----      ----    ----     ----      ----

                                     FS-60

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)         Units           ($)        Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                       Min      Max                                              Min      Max      Min       Max
 T. Rowe:
 Blue Chip
 2008                   6.67    6.69         960,179     6,411,078     0.15       0.65    0.90    (39.37)   (34.54)
 2007                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2006                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2005                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2004                  ----    ----             ----          ----     ----      ----    ----     ----      ----

 Equity Income
 2008                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2007                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2006                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2005                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2004                  ----    ----             ----          ----     ----      ----    ----     ----      ----

 Franklin Templeton:
 Income
 2008                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2007                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2006                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2005                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2004                  ----    ----             ----          ----     ----      ----    ----     ----      ----

 Waddell & Reed:
 Science
 2008                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2007                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2006                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2005                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2004                  ----    ----             ----          ----     ----      ----    ----     ----      ----

 Pimco:
 Total Return
 2008                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2007                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2006                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2005                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2004                  ----    ----             ----          ----     ----      ----    ----     ----      ----

                                     FS-61

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)         Units           ($)        Ratio %       Ratio %           Return %
                    ------------------------------------------------------------------------------------------------
                       Min      Max                                              Min      Max      Min       Max
 Oppenheimer:
 Global Securities
 2008                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2007                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2006                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2005                  ----    ----             ----          ----     ----      ----    ----     ----      ----
 2004                  ----    ----             ----          ----     ----      ----    ----     ----      ----

6.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the periods ended December 31 were as follows:

                                                    2008                      2007
                                             --------------------      --------------------
    Fidelity:
    Equity-Income IC
    Units issued                                        888,099                 1,421,914
    Units redeemed                                   (1,231,607)               (1,342,076)
                                             --------------------      --------------------
    Net increase (decrease)                            (343,508)                   79,838
                                             ====================      ====================
    Equity-Income SC
    Units issued                                         26,131                    43,773
    Units redeemed                                      (73,131)                  (44,095)
                                             --------------------      --------------------
    Net increase (decrease)                             (47,000)                     (322)
                                             ====================      ====================
    Growth IC
    Units issued                                        226,089                   343,570
    Units redeemed                                     (283,994)                 (462,878)
                                             --------------------      --------------------
    Net increase (decrease)                             (57,905)                 (119,308)
                                             ====================      ====================
    Growth SC
    Units issued                                          4,318                    13,661
    Units redeemed                                      (21,112)                  (16,155)
                                             --------------------      --------------------
    Net increase (decrease)                             (16,794)                   (2,494)
                                             ====================      ====================
    High Income IC
    Units issued                                      1,256,079                   904,554
    Units redeemed                                   (1,172,658)                 (961,368)
                                             --------------------      --------------------
    Net increase (decrease)                              83,421                   (56,814)
                                             ====================      ====================
    High Income SC
    Units issued                                         33,754                    25,805
    Units redeemed                                     (107,921)                  (29,249)
                                             --------------------      --------------------
    Net increase (decrease)                             (74,167)                   (3,444)
                                             ====================      ====================

                                     FS-62

6.  CHANGES IN UNITS OUTSTANDING, continued
                                                    2008                      2007
                                             --------------------      --------------------
    Fidelity, continued:
    Overseas IC
    Units issued                                        579,021                 1,084,630
    Units redeemed                                     (790,297)               (1,133,528)
                                             --------------------      --------------------
    Net increase (decrease)                            (211,276)                  (48,898)
                                             ====================      ====================
    Overseas SC
    Units issued                                         13,312                    37,534
    Units redeemed                                      (22,576)                  (71,418)
                                             --------------------      --------------------
    Net increase (decrease)                              (9,264)                  (33,884)
                                             ====================      ====================
    Asset Mgr. IC
    Units issued                                        118,291                   117,533
    Units redeemed                                     (156,082)                 (183,986)
                                             --------------------      --------------------
    Net increase (decrease)                             (37,791)                  (66,453)
                                             ====================      ====================
    Asset Mgr. SC
    Units issued                                          6,109                     2,617
    Units redeemed                                       (6,678)                   (4,437)
                                             --------------------      --------------------
    Net increase (decrease)                                (569)                   (1,820)
                                             ====================      ====================
    Inv. Bond IC
    Units issued                                      1,596,741                 1,313,582
    Units redeemed                                   (1,702,986)               (1,133,345)
                                             --------------------      --------------------
    Net increase (decrease)                            (106,245)                  180,237
                                             ====================      ====================
    Contrafund IC
    Units issued                                        824,230                 1,293,808
    Units redeemed                                   (1,133,977)               (1,196,716)
                                             --------------------      --------------------
    Net increase (decrease)                            (309,747)                   97,092
                                             ====================      ====================
    Contrafund SC
    Units issued                                         23,020                    40,949
    Units redeemed                                      (52,121)                  (35,171)
                                             --------------------      --------------------
    Net increase (decrease)                             (29,101)                    5,778
                                             ====================      ====================
    Asset Mgr. Gr. IC
    Units issued                                         71,524                    53,903
    Units redeemed                                      (71,068)                  (58,691)
                                             --------------------      --------------------
    Net increase (decrease)                                 456                    (4,788)
                                             ====================      ====================
    Asset Mgr. Gr. SC
    Units issued                                          2,859                       457
    Units redeemed                                         (802)                     (315)
                                             --------------------      --------------------
    Net increase (decrease)                               2,057                       142
                                             ====================      ====================
                                     FS-63

6.  CHANGES IN UNITS OUTSTANDING, continued

                                                    2008                      2007
                                             --------------------      --------------------
    Fidelity, continued:
    MidCap IC
    Units issued                                          5,464                     5,531
    Units redeemed                                       (5,037)                   (5,856)
                                             --------------------      --------------------
    Net increase (decrease)                                 427                      (325)
                                             ====================      ====================
    Strategic IC
    Units issued                                           ----                      ----
    Units redeemed                                         ----                      ----
                                             --------------------      --------------------
    Net increase (decrease)                                ----                      ----
                                             ====================      ====================
    Alger:
    Balanced
    Units issued                                        142,992                   168,657
    Units redeemed                                     (177,568)                 (182,829)
                                             --------------------      --------------------
    Net increase (decrease)                             (34,576)                  (14,172)
                                             ====================      ====================
    MFS:
    Strategic Inc.
    Units issued                                        234,322                   361,245
    Units redeemed                                     (304,911)                 (340,050)
                                             --------------------      --------------------
    Net increase (decrease)                             (70,589)                   21,195
                                             ====================      ====================
    Utilities
    Units issued                                        174,226                   223,494
    Units redeemed                                     (227,856)                 (225,214)
                                             --------------------      --------------------
    Net increase (decrease)                             (53,630)                   (1,720)
                                             ====================      ====================
    New Discovery
    Units issued                                        103,032                   109,072
    Units redeemed                                     (121,752)                 (142,141)
                                             --------------------      --------------------
    Net increase (decrease)                             (18,720)                  (33,069)
                                             ====================      ====================
    Research
    Units issued                                      2,026,751                      ----
    Units redeemed                                   (1,275,464)                     ----
                                             --------------------      --------------------
    Net increase (decrease)                             751,287                      ----
                                             ====================      ====================
    Total Return
    Units issued                                          3,649                      ----
    Units redeemed                                         (186)                     ----
                                             --------------------      --------------------
    Net increase (decrease)                               3,463                      ----
                                             ====================      ====================
    Value
    Units issued                                           ----                      ----
    Units redeemed                                         ----                      ----
                                             --------------------      --------------------
    Net increase (decrease)                                ----                      ----
                                             ====================      ====================

                                     FS-64

6.  CHANGES IN UNITS OUTSTANDING, continued

                                                    2008                      2007
                                             --------------------      --------------------
    Van Kampen:
    Emerging Markets
    Units issued                                        791,727                   741,578
    Units redeemed                                     (834,696)                 (779,235)
                                             --------------------      --------------------
    Net increase (decrease)                             (42,969)                  (37,657)
                                             ====================      ====================
    Global Value
    Units issued                                        180,124                   209,313
    Units redeemed                                     (215,749)                 (223,467)
                                             --------------------      --------------------
    Net increase (decrease)                             (35,625)                  (14,154)
                                             ====================      ====================
    Intl. Magnum
    Units issued                                        125,067                   158,811
    Units redeemed                                     (151,700)                 (156,144)
                                             --------------------      --------------------
    Net increase (decrease)                             (26,633)                    2,667
                                             ====================      ====================
    U.S. Real Estate
    Units issued                                        427,436                   315,937
    Units redeemed                                     (431,118)                 (363,160)
                                             --------------------      --------------------
    Net increase (decrease)                              (3,682)                  (47,223)
                                             ====================      ====================
    Ameritas:
    Core Strat.
    Units issued                                      2,481,296                 1,743,712
    Units redeemed                                   (2,508,459)               (1,552,840)
                                             --------------------      --------------------
    Net increase (decrease)                             (27,163)                  190,872
                                             ====================      ====================
    MidCap
    Units issued                                        316,275                   313,816
    Units redeemed                                     (351,819)                 (320,559)
                                             --------------------      --------------------
    Net increase (decrease)                             (35,544)                   (6,743)
                                             ====================      ====================
    Money Market
    Units issued                                     25,936,596                21,451,209
    Units redeemed                                  (20,941,806)              (21,121,986)
                                             --------------------      --------------------
    Net increase (decrease)                           4,994,790                   329,223
                                             ====================      ====================
    Small Cap
    Units issued                                        315,807                   282,671
    Units redeemed                                     (342,332)                 (291,414)
                                             --------------------      --------------------
    Net increase (decrease)                             (26,525)                   (8,743)
                                             ====================      ====================
    Small Co. Equity
    Units issued                                        119,704                   128,077
    Units redeemed                                     (138,076)                 (158,672)
                                             --------------------      --------------------
    Net increase (decrease)                             (18,372)                  (30,595)
                                             ====================      ====================
    Focused MidCap
    Units issued                                        878,199                 1,145,829
    Units redeemed                                   (1,027,489)               (1,161,697)
                                             --------------------      --------------------
    Net increase (decrease)                            (149,290)                  (15,868)
                                             ====================      ====================
                                     FS-65

6.  CHANGES IN UNITS OUTSTANDING, continued

                                                    2008                      2007
                                             --------------------      --------------------
    Calvert:
    Balanced
    Units issued                                        437,822                   556,309
    Units redeemed                                     (599,654)                 (547,906)
                                             --------------------      --------------------
    Net increase (decrease)                            (161,832)                    8,403
                                             ====================      ====================
    Intl. Equity
    Units issued                                         46,240                    57,999
    Units redeemed                                      (58,599)                  (55,907)
                                             --------------------      --------------------
    Net increase (decrease)                             (12,359)                    2,092
                                             ====================      ====================
    Mid Cap
    Units issued                                         16,242                    66,660
    Units redeemed                                      (37,269)                  (31,183)
                                             --------------------      --------------------
    Net increase (decrease)                             (21,027)                   35,477
                                             ====================      ====================
    Equity
    Units issued                                         18,688                    16,378
    Units redeemed                                      (16,713)                  (16,539)
                                             --------------------      --------------------
    Net increase (decrease)                               1,975                      (161)
                                             ====================      ====================
    Income
    Units issued                                        914,023                   952,786
    Units redeemed                                   (1,054,060)                 (894,369)
                                             --------------------      --------------------
    Net increase (decrease)                            (140,037)                   58,417
                                             ====================      ====================
    American Century:
    Income & Growth
    Units issued                                        682,155                 1,278,583
    Units redeemed                                     (733,206)               (1,648,545)
                                             --------------------      --------------------
    Net increase (decrease)                             (51,051)                 (369,962)
                                             ====================      ====================
    Value
    Units issued                                         63,610                    52,724
    Units redeemed                                      (67,362)                  (47,349)
                                             --------------------      --------------------
    Net increase (decrease)                              (3,752)                    5,375
                                             ====================      ====================
    Mid Cap
    Units issued                                         25,273                      ----
    Units redeemed                                      (12,120)                     ----
                                             --------------------      --------------------
    Net increase (decrease)                              13,153                      ----
                                             ====================      ====================
    AIM:
    Dynamics
    Units issued                                         59,240                    79,135
    Units redeemed                                      (69,782)                  (77,959)
                                             --------------------      --------------------
    Net increase (decrease)                             (10,542)                    1,176
                                             ====================      ====================

                                     FS-66

6.  CHANGES IN UNITS OUTSTANDING, continued

                                                    2008                      2007
                                             --------------------      --------------------
    AIM, continued:
    Intl. Growth
    Units issued                                          1,570                      ----
    Units redeemed                                         (474)                     ----
                                             --------------------      --------------------
    Net increase (decrease)                               1,096                      ----
                                             ====================      ====================
    Global
    Units issued                                           ----                      ----
    Units redeemed                                         ----                      ----
                                             --------------------      --------------------
    Net increase (decrease)                                ----                      ----
                                             ====================      ====================
    Small Cap
    Units issued                                           ----                      ----
    Units redeemed                                         ----                      ----
                                             --------------------      --------------------
    Net increase (decrease)                                ----                      ----
                                             ====================      ====================
    Summit:
    S&P MidCap
    Units issued                                        234,291                   259,927
    Units redeemed                                     (269,221)                 (268,621)
                                             --------------------      --------------------
    Net increase (decrease)                             (34,930)                   (8,694)
                                             ====================      ====================
    Russell Small Cap
    Units issued                                        209,427                   187,907
    Units redeemed                                     (220,637)                 (198,321)
                                             --------------------      --------------------
    Net increase (decrease)                             (11,210)                  (10,414)
                                             ====================      ====================
    Nasdaq-100 Index
    Units issued                                        568,630                   470,454
    Units redeemed                                     (618,395)                 (444,921)
                                             --------------------      --------------------
    Net increase (decrease)                             (49,765)                   25,533
                                             ====================      ====================
    EAFE Intl.
    Units issued                                         12,301                     8,090
    Units redeemed                                       (9,922)                   (8,288)
                                             --------------------      --------------------
    Net increase (decrease)                               2,379                      (198)
                                             ====================      ====================
    Inflation
    Units issued                                         75,532                      ----
    Units redeemed                                      (47,436)                     ----
                                             --------------------      --------------------
    Net increase (decrease)                              28,096                      ----
                                             ====================      ====================
    Aggressive
    Units issued                                          4,298                      ----
    Units redeemed                                          (95)                     ----
                                             --------------------      --------------------
    Net increase (decrease)                               4,203                      ----
                                             ====================      ====================

                                     FS-67

6.  CHANGES IN UNITS OUTSTANDING, continued

                                                    2008                      2007
                                             --------------------      --------------------
    Summit, continued:
    Conservative
    Units issued                                          1,617                      ----
    Units redeemed                                       (1,424)                     ----
                                             --------------------      --------------------
    Net increase (decrease)                                 193                      ----
                                             ====================      ====================
    Target
    Units issued                                            231                      ----
    Units redeemed                                         (115)                     ----
                                             --------------------      --------------------
    Net increase (decrease)                                 116                      ----
                                             ====================      ====================
    Natural Resources
    Units issued                                         31,985                      ----
    Units redeemed                                      (17,823)                     ----
                                             --------------------      --------------------
    Net increase (decrease)                              14,162                      ----
                                             ====================      ====================
    Barclays
    Units issued                                           ----                      ----
    Units redeemed                                         ----                      ----
                                             --------------------      --------------------
    Net increase (decrease)                                ----                      ----
                                             ====================      ====================
    S&P 500
    Units issued                                        265,921                      ----
    Units redeemed                                       (9,423)                     ----
                                             --------------------      --------------------
    Net increase (decrease)                             256,498                      ----
                                             ====================      ====================
    Zenith
    Units issued                                        718,158                      ----
    Units redeemed                                      (58,609)                     ----
                                             --------------------      --------------------
    Net increase (decrease)                             659,549                      ----
                                             ====================      ====================
    Third Avenue:
    Value
    Units issued                                        644,921                   551,351
    Units redeemed                                     (715,018)                 (562,723)
                                             --------------------      --------------------
    Net increase (decrease)                             (70,097)                  (11,372)
                                             ====================      ====================
    Dreyfus:
    MidCap
    Units issued                                         49,251                    54,976
    Units redeemed                                      (58,976)                  (65,625)
                                             --------------------      --------------------
    Net increase (decrease)                              (9,725)                  (10,649)
                                             ====================      ====================
    Scudder:
    Small Mid Value
    Units issued                                        544,699                      ----
    Units redeemed                                     (347,956)                     ----
                                             --------------------      --------------------
    Net increase (decrease)                             196,743                      ----
                                             ====================      ====================

                                     FS-68

6.  CHANGES IN UNITS OUTSTANDING, continued

                                                    2008                      2007
                                             --------------------      --------------------
    Scudder, continued:
    Thematic
    Units issued                                          5,858                      ----
    Units redeemed                                       (1,200)                     ----
                                             --------------------      --------------------
    Net increase (decrease)                               4,658                      ----
                                             ====================      ====================
    Capital Growth
    Units issued                                           ----                      ----
    Units redeemed                                         ----                      ----
                                             --------------------      --------------------
    Net increase (decrease)                                ----                      ----
                                             ====================      ====================
    Neuberger Berman:
    Regency
    Units issued                                          1,645                      ----
    Units redeemed                                       (1,176)                     ----
                                             --------------------      --------------------
    Net increase (decrease)                                 469                      ----
                                             ====================      ====================
    Guardian
    Units issued                                           ----                      ----
    Units redeemed                                         ----                      ----
                                             --------------------      --------------------
    Net increase (decrease)                                ----                      ----
                                             ====================      ====================
    T. Rowe:
    Blue Chip
    Units issued                                      2,636,987                      ----
    Units redeemed                                   (1,676,808)                     ----
                                             --------------------      --------------------
    Net increase (decrease)                             960,179                      ----
                                             ====================      ====================
    Equity Income
    Units issued                                           ----                      ----
    Units redeemed                                         ----                      ----
                                             --------------------      --------------------
    Net increase (decrease)                                ----                      ----
                                             ====================      ====================
    Franklin Templeton:
    Income
    Units issued                                           ----                      ----
    Units redeemed                                         ----                      ----
                                             --------------------      --------------------
    Net increase (decrease)                                ----                      ----
                                             ====================      ====================
    Waddell & Reed:
    Science
    Units issued                                           ----                      ----
    Units redeemed                                         ----                      ----
                                             --------------------      --------------------
    Net increase (decrease)                                ----                      ----
                                             ====================      ====================

                                     FS-69

6.  CHANGES IN UNITS OUTSTANDING, continued

                                                    2008                      2007
                                             --------------------      --------------------
    Pimco:
    Total Return
    Units issued                                           ----                      ----
    Units redeemed                                         ----                      ----
                                             --------------------      --------------------
    Net increase (decrease)                                ----                      ----
                                             ====================      ====================
    Oppenheimer:
    Global Securities
    Units issued                                           ----                      ----
    Units redeemed                                         ----                      ----
                                             --------------------      --------------------
    Net increase (decrease)                                ----                      ----
                                             ====================      ====================

                          AMERITAS LIFE INSURANCE CORP.


                      STATUTORY FINANCIAL STATEMENTS AS OF
                DECEMBER 31, 2008 AND 2007 AND FOR EACH OF THE
                THREE YEARS IN THE PERIOD ENDED DECEMBER 31, 2008
                 SUPPLEMENTAL SCHEDULES AS OF DECEMBER 31, 2008
                        AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT


To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statutory statements of admitted assets, liabilities and capital and surplus of Ameritas Life Insurance Corp. (the Company), a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of UNIFI Mutual Holding Company, as of December 31, 2008 and 2007, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial statements give retroactive effect to the merger of the Company and LifeRe Insurance Company, which has been accounted for as a statutory merger as described in Note 2 to the financial statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 21.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Ameritas Life Insurance Corp. as of December 31, 2008 and 2007, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2008.

However, in our opinion, the statutory financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Ameritas Life Insurance Corp. as of December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, on the basis of accounting described in Note 1.


/s/ Deloitte & Touche LLP

Lincoln, Nebraska
March 17, 2009

                          AMERITAS LIFE INSURANCE CORP.
                    STATUTORY STATEMENTS OF ADMITTED ASSETS,
                       LIABILITIES AND CAPITAL AND SURPLUS
                                 (in thousands)

                                                                                           December 31
                                                                              --------------------------------------
                                ADMITTED ASSETS                                      2008               2007
                                                                              --------------------------------------

     Bonds - unaffiliated                                                      $     1,611,483    $     1,620,657
     Preferred stocks   - unaffiliated                                                  24,943             31,921
                        - affiliated                                                    15,000             17,500
     Common stocks      - unaffiliated                                                 147,855            207,390
                        - affiliated                                                    48,909             71,667
     Mortgage loans                                                                    386,556            370,356
     Real estate  - properties occupied by the company                                  27,366             28,417
                  - properties held for the production of income                        36,396             37,446
     Cash and cash equivalents                                                         (10,572)           (10,358)
     Short-term investments                                                             52,541             25,137
     Loans on insurance contracts                                                      108,471            105,747
     Partnerships and limited liability companies - real estate                         24,396             26,243
     Partnerships  - joint ventures                                                     68,521             76,401
     Other investments  - unaffiliated                                                   1,796              3,455
                        - affiliated (Note 5)                                           25,000                  -
     Receivable for securities                                                           9,986              8,066
                                                                              --------------------------------------

                   Total Cash and Invested Assets                                    2,578,647          2,620,045
                                                                              --------------------------------------

     Accrued investment income                                                          24,518             24,058
     Deferred and uncollected premiums                                                  20,980             20,562
     Current federal income taxes receivable - affiliates                               25,209              9,377
     Deferred tax asset                                                                 18,574             15,763
     Accounts receivable - affiliates                                                    3,001              1,046
     Data processing and other admitted assets                                          10,063              8,179
     Goodwill                                                                            3,508              4,587
     Separate accounts                                                               2,457,887          3,694,975
                                                                              --------------------------------------

                       Total Admitted Assets                                   $     5,142,387    $     6,398,592
                                                                              ======================================


The accompanying notes are an integral part of these statutory financial statements.

                                       2

                          AMERITAS LIFE INSURANCE CORP.
                    STATUTORY STATEMENTS OF ADMITTED ASSETS,
                       LIABILITIES AND CAPITAL AND SURPLUS
                        (in thousands, except share data)

                                                                                           December 31
                                                                              --------------------------------------
                      LIABILITIES AND CAPITAL AND SURPLUS                           2008                2007
                                                                              ------------------ -------------------

 Policy reserves                                                               $     1,700,868    $     1,582,907
 Deposit-type funds                                                                    197,433            109,239
 Reserves for unpaid claims                                                             39,454             35,869
 Dividends payable to policyowners                                                      10,027             10,171
 Interest maintenance reserve                                                                -              2,323
 Accrued separate account transfers                                                    (63,292)           (87,191)
 Asset valuation reserve                                                                 4,995             68,603
 Accounts payable - affiliates                                                           2,459              2,179
 Borrowed money - affiliates                                                             7,491             17,479
 Payable for securities                                                                  9,639              5,375
 Other liabilities                                                                      64,801             78,543
 Separate accounts                                                                   2,457,887          3,694,975
                                                                              ------------------ -------------------

                   Total Liabilities                                                 4,431,762          5,520,472
                                                                              ------------------ -------------------

 Common stock, par value $0.10 per share; 25,000,000 shares authorized,
   issued and outstanding                                                                2,500              2,500
 Additional paid-in capital                                                              5,000              5,000
 Unassigned surplus                                                                    703,125            870,620
                                                                              ------------------ -------------------

                   Total Capital and Surplus                                           710,625            878,120
                                                                              ------------------ -------------------
                       Total Liabilities and Capital and Surplus               $     5,142,387    $     6,398,592
                                                                              ================== ===================

The accompanying notes are an integral part of these statutory financial statements.

                                           AMERITAS LIFE INSURANCE CORP.
                                        STATUTORY STATEMENTS OF OPERATIONS
                                                   (in thousands)

                                                                           Years Ended December 31
                                                          ----------------------------------------------------------
                                                                 2008               2007                2006
                                                          ------------------- ------------------ -------------------
 INCOME
 Premium income                                            $     1,299,308     $     1,089,253    $     1,155,447
 Net investment income                                             139,432             137,849            134,162
 Miscellaneous income                                               49,794              53,068             50,089
                                                          ------------------- ------------------ -------------------
                   Total income                                  1,488,534           1,280,170          1,339,698
                                                          ------------------- ------------------ -------------------


 EXPENSES
 Benefits to policyowners                                        1,043,267             922,363            922,421
 Change in policy reserves                                         114,019              14,114            (58,437)
 Commissions                                                        57,127              60,584             66,725
 General insurance expenses                                        138,710             145,612            123,980
 Taxes, licenses and fees                                           17,239              18,521             15,912
 Net premium transferred to separate accounts                       89,831              32,454            180,736
                                                          ------------------- ------------------ -------------------
                   Total expenses                                1,460,193           1,193,648          1,251,337
                                                          ------------------- ------------------ -------------------
 Income before dividends, federal income taxes,
    and realized capital gains (losses)                             28,341              86,522             88,361

 Dividends appropriated for policyowners                             9,995              10,157             10,202
                                                          ------------------- ------------------ -------------------
 Income before federal income taxes and                             18,346              76,365             78,159
    realized capital gains (losses)

 Federal income tax expense                                         17,530              21,386             23,805
                                                          ------------------- ------------------ -------------------
 Income from operations before realized capital                        816              54,979             54,354
    gains (losses)

 Realized capital gain (losses) on investments, net of
 tax (benefit) expense of ($28,627), $13,432 and
 $12,671 and transfers to(from) the interest maintenance
 reserve of ($5,702), $45 and ($54) in 2008, 2007 and
 2006, respectively                                                (72,798)             22,216             18,107
                                                          ------------------- ------------------ -------------------

 Net income (loss)                                         $       (71,982)    $        77,195    $        72,461
                                                          =================== ================== ===================

The accompanying notes are an integral part of these statutory financial statements.

                          AMERITAS LIFE INSURANCE CORP.
             STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                 (in thousands)

                                                                          Common Stock      Additional
                                                                     ---------------------    Paid-in      Unassigned     Total
                                                                      Shares      Amount      Capital        Surplus     Surplus
                                                                     ---------- ---------- ------------- ------------- ------------
BALANCE, January 1, 2006                                               25,000   $  2,500   $     5,000   $   759,758   $  767,258
     Net income                                                             -          -             -        72,461       72,461
     Change in net unrealized gains on investments, net of taxes            -          -             -       (22,543)     (22,543)
     Change in net deferred income taxes                                    -          -             -         2,136        2,136
     Change in non-admitted assets                                          -          -             -           549          549
     Change in liability for reinsurance in unauthorized companies                                                 3            3
     Cumulative effect of change in accounting principle                    -          -             -          (676)        (676)
     Change in asset valuation reserve                                      -          -             -         7,363        7,363
     Dividend paid to stockholder - LifeRe Corp. (Note 8)                   -          -             -          (500)        (500)
                                                                     ---------- ---------- ------------- ------------- ------------

BALANCE, December 31, 2006                                             25,000   $  2,500   $     5,000   $   818,551   $  826,051
     Net income                                                             -          -             -        77,195       77,195
     Change in net unrealized gains on investments, net of taxes            -          -             -       (15,015)     (15,015)
     Change in net deferred income taxes                                    -          -             -         4,115        4,115
     Change in non-admitted assets                                          -          -             -        (6,761)      (6,761)
     Change in liability for reinsurance in unauthorized companies          -          -             -           (26)         (26)
     Correction of error (Note 22)                                          -          -             -        (1,292)      (1,292)
     Change in asset valuation reserve                                      -          -             -        (6,147)      (6,147)
                                                                     ---------- ---------- ------------- ------------- ------------

BALANCE, December 31, 2007                                             25,000   $  2,500   $     5,000   $   870,620   $  878,120
     Net loss                                                               -          -             -       (71,982)     (71,982)
     Change in net unrealized gains on investments, net of taxes            -          -             -       (37,589)     (37,589)
     Change in net deferred income taxes                                    -          -             -        16,391       16,391
     Change in non-admitted assets                                          -          -             -       (49,095)     (49,095)
     Change in liability for reinsurance in unauthorized companies          -          -             -        (1,828)      (1,828)
     Dividend to stockholder - AHC (Note 8)                                                                  (87,000)     (87,000)
     Change in asset valuation reserve                                      -          -             -        63,608       63,608
                                                                     ---------- ---------- ------------- ------------- ------------

BALANCE, December 31, 2008                                             25,000   $  2,500   $     5,000   $   703,125   $  710,625
                                                                     ========== ========== ============= ============= ============

The accompanying notes are an integral part of these statutory financial statements.

                          AMERITAS LIFE INSURANCE CORP.
                       STATUTORY STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                             Years Ended December 31
                                                               -----------------------------------------------------
                                                                     2008              2007             2006
                                                               -----------------------------------------------------
 OPERATING ACTIVITIES
 Premium collected net of reinsurance                           $     1,300,052   $     1,088,928  $     1,155,917
 Net investment income received                                         142,048           142,247          137,057
 Miscellaneous income                                                    65,750            67,591           61,097
 Benefits paid to policyowners                                       (1,037,835)         (917,732)        (919,504)
 Net transfers to separate accounts                                     (67,533)          (30,007)        (178,620)
 Commissions, expenses and taxes paid                                  (232,119)         (238,076)        (215,363)
 Dividends paid to policyowners                                         (10,222)          (10,233)         (10,393)
 Federal income taxes paid                                               (4,734)          (46,438)         (28,913)
                                                               -----------------------------------------------------
      Net cash from operating activities                                155,407            56,280            1,278
                                                               -----------------------------------------------------
 INVESTING ACTIVITIES
 Proceeds from investments sold, matured or repaid                      435,961           576,114          455,598
 Cost of investments acquired                                          (530,336)         (655,860)        (476,883)
 Net change in loans on insurance contracts                              (2,997)           (4,021)          (1,265)
                                                               -----------------------------------------------------
      Net cash from investing activities                                (97,372)          (83,767)         (22,550)
                                                               -----------------------------------------------------
 FINANCING AND MISCELLANEOUS ACTIVITIES
 Payments on borrowed funds                                              (9,942)           (9,942)          (2,485)
 Change in deposit-type funds without life contingencies                 84,639            13,880            5,793
 Dividends to stockholders                                              (87,000)                -             (500)
 Other miscellaneous, net                                               (18,542)           (1,724)           4,879
                                                               -----------------------------------------------------
      Net cash from financing and miscellaneous activities              (30,845)            2,214            7,687
                                                               -----------------------------------------------------
 NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND
   SHORT-TERM INVESTMENTS                                                27,190           (25,273)         (13,585)

 CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS -
   BEGINNING OF YEAR                                                     14,779            40,052           53,637
                                                               -----------------------------------------------------
 CASH AND CASH EQUIVALENTS AND SHORT- TERM INVESTMENTS - END
   OF YEAR                                                      $        41,969   $        14,779  $        40,052
                                                               =====================================================

 Non-cash transactions:
   Note payable to affiliate on subsidiary stock redemption                   -                 -           29,825
   Mortgage loan foreclosed and transferred to real estate                    -                 -              595
   Mortgage loan from a real estate partnership basis
     adjustment due to refinance                                              -                 -            4,400
   Common stock adjustments on dissolution of affiliates                      -            10,855           45,987


The accompanying notes are an integral part of these statutory financial statements.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
Nature of Operations
Ameritas Life Insurance Corp. (the Company), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company (AHC), which is a wholly owned subsidiary of UNIFI Mutual Holding Company (UNIFI).

AHC owns three stock life insurance companies, the Company, Acacia Life Insurance Company (Acacia Life) and The Union Central Life Insurance Company
(UCL). AHC also wholly-owns Summit Investment Advisors, Inc. (SIA), an advisor providing investment management services.

UNIFI is a mutual insurance holding company. Owners of designated policies issued by the Company have a membership interest in UNIFI, while contractual rights remain with the Company.

The Company owns 100% of First Ameritas Life Insurance Corp. of New York (FALIC), a New York domiciled life insurance subsidiary, and Pathmark Administrators Inc., a third-party administrator. Ameritas Investment Advisors, Inc. (AIA), an advisor providing investment management services, was wholly owned by the Company until July 1, 2007 when it was sold to AHC and renamed SIA. The Company owns 80% of Ameritas Investment Corp. (AIC), a broker dealer, and the remaining 20% ownership is with Centralife Annuities Services, Inc., a wholly owned subsidiary of Aviva USA (formerly AmerUs Life Insurance Company).

Effective July 3, 2007, the Company purchased 100% of the outstanding common stock of LifeRe Corporation, a Texas domiciled holding company, which owned 100% of LifeRe Insurance Company, a Texas domiciled life, accident and health insurance company. On November 7, 2007, LifeRe Corporation was dissolved into the Company whereby the Company became a 100% owner of LifeRe Insurance Company. Effective October 1, 2008, the Company merged with LifeRe Insurance Company. See
Note 2 on Statutory Merger information.

Effective September 1, 2006, AMAL Corporation (AMAL) repurchased its outstanding shares of stock from Acacia Life and Acacia Financial Corporation (AFCO) and issued two notes payable. On this date, AMAL became a wholly owned subsidiary of the Company. Effective September 30, 2006 AMAL was dissolved into its parent, the Company. Prior to September 1, 2006, the Company owned 85.77% of AMAL, which wholly owned Ameritas Variable Life Insurance Company (AVLIC) (merged with the Company), The Advisors Group, Inc. (TAG), a former broker dealer (dissolved as of December 29, 2006), and a 66.41% interest in Ameritas Investment Corp. (AIC), a broker dealer. Acacia Life companies owned 14.23% of AMAL prior to September 1, 2006.

Acacia Life is an insurance company domiciled in the District of Columbia. Acacia Life is a 100% owner of AFCO, which is a holding company comprised of several financial service companies. Principal subsidiaries of AFCO include:
Calvert Group Ltd. (Calvert), a provider of investment advisory, management and administrative services to The Calvert Group of mutual funds; Acacia Federal Savings Bank (AFSB), a federally chartered savings bank; and Acacia Realty Corporation, owner of real estate properties.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies,
-----------------------------------------------------------------------
(continued)
-----------
Nature of Operations, (continued)
UCL is an insurance company domiciled in the state of Ohio. UCL's wholly owned subsidiaries include Summit Investment Partners, Inc., an investment advisor
(SIP); Carillon Investments, Inc., (prior to June 30, 2006) a broker-dealer (now merged with AIC); PRBA, Inc., the holding company of a pension administration company; Summit Investment Partners, LLC, an investment advisor (liquidated as of July 1, 2007) and Union Central Mortgage Funding, Inc, a mortgage banking business.

The Company's insurance operations consist of life and health insurance, annuity, group pension, and retirement contracts. The Company and its subsidiaries operate in all 50 states and the District of Columbia.

Basis of Presentation
The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska (the Department).

Accounting practices and procedures of the National Association of Insurance Commissioners ("NAIC") as prescribed or permitted by the Department comprise a comprehensive basis of accounting ("NAIC SAP") other than accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are as follows:

     (a) Investments in bonds are generally carried at amortized cost or fair value based on their NAIC rating, while under GAAP, they are carried at either amortized cost or fair value based on their classification according to the Company's ability and intent to hold or trade the securities;

     (b) Investments in common stocks are valued as prescribed by the Securities Valuation Office ("SVO") of the NAIC, while under GAAP, common stocks are reported at fair value;

     (c) Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above. Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value. Under GAAP, preferred stocks are carried at amortized cost or fair value depending upon the characteristics of the security;

     (d) Subsidiaries are included as common stock carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company's unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement;

     (e) Investments in limited partnerships, limited liability companies and joint venture investments are accounted for on the GAAP equity method, while under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control;

     (f) Acquisition costs, such as commissions and other costs related to acquiring new business, are expensed as incurred, while under GAAP, they are deferred and amortized to income as premiums are earned or in relation to estimated gross profits;

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies,
-----------------------------------------------------------------------
(continued)
-----------
Basis of Presentation, (continued)

     (g) NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as "admitted assets"; and a federal income tax provision is required on a current basis for the statutory statements of operations;

     (h) Statutory policy reserves are based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. Statutory policy reserves generally differ from policy reserves under GAAP, which are based on the Company's estimates of mortality, interest and withdrawals;

     (i) Asset valuation reserves ("AVR") and interest maintenance reserves ("IMR") are established only in the statutory financial statements;

     (j) Assets are reported under NAIC SAP at "admitted-asset" value and "non-admitted" assets are excluded through a charge against unassigned surplus, while under GAAP, "non-admitted assets" are reinstated to the balance sheet, net of any valuation allowance;

     (k) Premium receipts and benefits on universal life-type contracts are recorded as income and expense for statutory purposes. Under GAAP, revenues on universal life-type contracts are comprised of contract charges and fees which are recognized when assessed against the policyowner account balance. Additionally, premium receipts on universal life-type contracts are considered deposits and are recorded as interest-bearing liabilities while benefits are recognized as expenses in excess of the policyowner account balance;

     (l) Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset;

     (m) Comprehensive income and its components are not presented in the statutory financial statements; and

     (n) Goodwill under GAAP is calculated as the difference between the cost of acquiring the entity and the fair value of the assets received and liabilities assumed. Under NAIC SAP, goodwill is calculated as the difference between the cost of acquiring the entity and the reporting entity's share of the historical book value of the acquired entity; or as the amount that liabilities exceed assets in assumptive reinsurance transactions. However, under NAIC SAP, the amount of goodwill recorded as an "admitted asset" is subject to limitation.

Use of Estimates
The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ significantly from those estimates. Material estimates susceptible to significant change include reserves, investment valuations, and income taxes.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies,
-----------------------------------------------------------------------
(continued)
-----------
Cash Equivalents
The Company considers all highly liquid securities purchased with an original maturity of three months or less to be cash equivalents.

Investments
Investments are reported according to valuation procedures prescribed by the NAIC. Bonds not backed by other loans are generally stated at amortized cost using the interest method, except for those with an NAIC designation of 6, which are stated at the lower of amortized cost or fair value.

Mortgage and asset backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Premiums and discounts on mortgage and asset backed bonds and structured securities are amortized using the retrospective method based on anticipated prepayments at the date of purchase. Prepayment assumptions are obtained from broker dealer survey values or internal estimates. Changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

Preferred stocks are stated at cost when the NAIC designation is RP3 and P3 or above and are stated at lower of cost or fair value when the NAIC designation is RP4 and P4 or lower.

Common stocks are generally carried at NAIC fair value, except for Federal Home Loan Bank (FHLB) of Topeka common stock which is carried at cost. The change in the stated value is generally recorded as a change in net unrealized losses on investments, a component of unassigned surplus.

The Company carries subsidiaries and affiliates as follows: FALIC at audited statutory equity; AFSB, AIC and affiliated mutual funds in which the Company has an interest of 10% or more at the Company's proportionate share of the audited GAAP equity; AIA as non-admitted unaudited GAAP equity (2006 only); and Pathmark at audited GAAP equity with statutory adjustments.

Mortgage loans are stated at aggregate carrying value less accrued interest. The Company records a reserve for losses on mortgage loans as part of the AVR.

Investments in real estate are stated at the lower of depreciated cost or fair value less encumbrances. The intent to sell a property exists when management has committed to a plan to dispose of the property by sale to an outside party.

Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are carried at the unpaid principal balances. If the unpaid balance of the loan exceeds the policy reserves, the excess is considered a non-admitted asset.

Investments in real estate partnerships, limited liability companies and joint ventures are carried based on the underlying GAAP equity of the investee with unrealized gains and losses reflected in unassigned surplus. Other than temporary impairments of $6,335, $1,078 and $670 were recorded as realized losses during 2008, 2007 and 2006, respectively.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies,
-----------------------------------------------------------------------
(continued)
-----------
Investments, (continued)

Other investments are primarily an affiliated surplus note, collateral loans, unsecured loans, and low-income housing tax credits carried under the amortized cost method.

In 2008, the Company began selling futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed minimum withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company sells futures contracts on certain equity indices which expire every 90 days. The Company does not receive cash on the initial sale of the contracts, but will receive or pay cash daily based on the movement of the underlying index.

The Company is required to post collateral to the brokering bank. To comply with this requirement, the Company usually posts a short-term treasury bill with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral is recorded as an asset by the Company included in bonds on the statutory statements of admitted asset, liabilities, and capital and surplus and the book adjusted/carrying value of the collateral recorded at December 31, 2008 is $5,516.

Since the futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in change in net unrealized gains on investments and totaled $129 for the year ended December 31, 2008. The total variation margin on closed contracts is reflected in net investment income and totaled $2,408 for the year ended December 31, 2008.

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued with amounts over 90 days past due is non-admitted. No amount was excluded from unassigned surplus at December 31, 2008, 2007 and 2006, respectively.

Property
Property and equipment are carried at cost less accumulated depreciation. The Company provides for depreciation of property and equipment using straight-line and accelerated methods over the estimated useful lives of the assets. Buildings are generally depreciated over forty years. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense was $3,821, $3,803 and $3,852 for the years ended December 31, 2008, 2007 and 2006 respectively.

Maintenance and repairs are charged to expense as incurred.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies,
-----------------------------------------------------------------------
(continued)
-----------
EDP Equipment and Software
Electronic data processing ("EDP") equipment and operating and nonoperating software are carried at cost less accumulated depreciation. Depreciation expense is computed using the straight-line method over the lesser of the estimated useful life of the related asset or three years for EDP equipment and operating system software. Depreciation expense for nonoperating system software is computed using the straight-line method over the lesser of its estimated useful life or five years.

Costs incurred for the development of internal use software are capitalized and amortized using the straight-line method over the lesser of the useful lives of the assets or three years.

Non-Admitted Assets
Certain assets, primarily a portion of deferred tax assets, receivable related to prepaid pension assets, furniture and equipment, nonoperating system software, and negative disallowed interest maintenance reserve are designated as non-admitted under statutory reporting requirements. These assets are excluded from the statutory statements of admitted assets, liabilities and capital and surplus by adjustments to unassigned surplus. Total non-admitted assets were $104,122 and $55,027 as of December 31, 2008 and 2007, respectively.

Premiums and Related Commissions
Life premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Policy Reserves and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and commissioned variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities. Reserves for annuities are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") with appropriate statutory interest and mortality assumptions. Policy reserves include the estimated future obligations for the fixed account options selected by variable life and annuity policyowners; obligations related to variable account options are in the separate accounts. Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyowners, less withdrawals that represent a return to the policyowner. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies,
-----------------------------------------------------------------------
(continued)
-----------
Reserves for Unpaid Claims
The reserves for unpaid group dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pending/unprocessed claims relative to the historic level of pended/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Dividends to Policyowners
A portion of the Company's business has been issued on a participating basis. The amount of insurance in force on individual life participating policies was $2,769,840 or 14.1% and $3,549,574 or 17.1% of the individual life policies in force as of December 31, 2008 and 2007, respectively. The Company distributed dividends in the amount of $10,138, $10,247 and $10,421 to policyowners and did not allocate any additional income to such policyowners for the years ended December 31, 2008, 2007 and 2006, respectively.

Accrued Separate Account Transfers
Accrued separate account transfers primarily consist of the amount of policyowner account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

Asset Valuation and Interest Maintenance Reserves
The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $79, $508 and $383 for 2008, 2007 and 2006, respectively.

Income Taxes
The Company files a life/non-life consolidated tax return with UNIFI and UNIFI includible affiliates and is party to a federal income tax allocation agreement. The Company's income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies,
-----------------------------------------------------------------------
(continued)
-----------
Income Taxes, (continued)
The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency for these tax-related matters when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the statutory statements of admitted assets, liabilities and capital and surplus. These reserves are based on judgment made by management with respect to the likely outcome of these matters. The Company's judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations.

The statute of limitations, generally, is closed for the Company through December 31, 2002. In 2007, the Internal Revenue Service completed and settled an examination for the federal income tax returns of the Company and Acacia Life and their affiliates for the tax years of 2004 and 2003. The Company's management has determined that the settlement is not material.

Separate Accounts
The Company issues variable annuities, variable life contracts, and experience-rated group annuities, the assets and liabilities of which are legally segregated and recorded in the accompanying statutory statements of admitted assets, liabilities and capital and surplus as assets and liabilities of the separate accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment experience of the separate account is credited directly to the policyowner and can be positive or negative. Mortality, policy administration and surrender charges to all separate accounts are included in miscellaneous income in the statutory statements of operations.

The assets of separate accounts relating to variable annuity, variable life contracts and experience-rated group annuities are carried at fair value and consist primarily of mutual funds held for the benefit of policyowners. Deposits received from, and benefits paid, to separate account policyowners which were invested in the fixed account are recorded as an increase in, or a direct charge to, policy reserves. Investment income and realized and unrealized capital gains and losses related to the assets which support the variable annuity, variable life contracts and experience-rated group annuities are not reflected in the Company's statutory statements of operations.

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies,
-----------------------------------------------------------------------
(continued)
-----------
Vulnerability due to Certain Concentrations, (continued)
During 2008 and 2007, decreased liquidity in certain markets adversely impacted the fair value of the Company's investments, in particular mortgage-backed, asset-backed and corporate bonds. The Company anticipates these conditions will continue over the next year and will continue to evaluate the reasonableness of the fair value of the impacted securities by comparison to alternative market sources along with consideration of credit spreads for similar securities and the characteristics and performance of the underlying collateral.

Accounting Pronouncements
TREATMENT OF CASH FLOWS WHEN QUANTIFYING CHANGES IN VALUATIONS AND IMPAIRMENTS, AN AMENDMENT TO SSAP No. 43 - LOAN BACKED AND STRUCTURED SECURITIES. STATEMENT OF STATUTORY ACCOUNTING PRINCIPLE NO. 98. Effective for quarterly and annual reporting beginning on or after January 1, 2009, the Company will adopt SSAP No. 98, "Treatment of Cash Flows When Quantifying Changes in Valuations and Impairments, an Amendment to SSAP No. 43 - Loan Backed and Structured Securities". This statement establishes statutory accounting principles for impairment analysis and subsequent valuation of loan-backed and structured securities. Under the provisions of SSAP No. 98, structured securities with other than temporary impairments (OTTI) are written down to the securities' fair value, whereas under SSAP No. 43, such OTTI losses would be written down to the sum of the estimated future cash flows. A change resulting from the adoption of this statement shall be accounted for prospectively. The adoption of this statement is not anticipated to have material impact on the financial statements.

SETTLEMENT REQUIREMENTS FOR INTERCOMPANY TRANSACTIONS, AN AMENDMENT TO SSAP NO. 25 - ACCOUNTING FOR AND DISCLOSURES ABOUT TRANSACTIONS WITH AFFILIATES AND OTHER RELATED PARTIES. STATEMENT OF STATUTORY ACCOUNTING PRINCIPLE NO. 96.
Effective January 1, 2007, the Company adopted SSAP No. 96, "Settlement Requirements for Intercompany Transactions, An Amendment to SSAP No. 25 - Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties". This statement required transactions between related parties to be in the form of a written agreement and the agreement must provide for timely settlement of amounts owed. The adoption of this statement did not have a material impact on the financial statements.

INVESTMENTS IN SUBSIDIARY, CONTROLLED AND AFFILIATED ENTITIES, A REPLACEMENT OF SSAP NO. 88. STATEMENT OF STATUTORY ACCOUNTING PRINCIPLE NO. 97.
Effective January 1, 2007, the Company adopted SSAP No. 97, "Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88". This statement provided additional guidance on the audit requirements for subsidiaries. The adoption of this statement did not have a material impact on the financial statements.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies,
-----------------------------------------------------------------------
(continued)
-----------
Accounting Pronouncements, (continued)
ACCOUNTING FOR LOW INCOME HOUSING TAX CREDIT PROPERTY INVESTMENTS, STATEMENT OF STATUTORY ACCOUNTING PRINCIPLE NO. 93 Effective January 1, 2006, the Company adopted SSAP No. 93, "Accounting for Low Income Housing Tax Credit Property Investments". This statement establishes the valuation method for recording investments in low income housing tax credit properties. As a result, the cumulative effect of the change in accounting principle from implementing SSAP No. 93 was a reduction in unassigned surplus of $676 which was comprised of a reduction to other investments of $788 and a reduction to the AVR beginning balance of $112. The Company has up to 7 remaining years of unexpired tax credits and is required to hold these investments for up to 11 years. The prior period has not been restated as it was not permitted by SSAP No. 93.

2.  Statutory Merger and Business Combination
---------------------------------------------
The Company merged with LifeRe, a wholly owned subsidiary of the Company, on October 1, 2008. This transaction was accounted for as a statutory merger. No additional shares of the Company were issued. Prior years have been adjusted to reflect comparative merged company financial information.

The following information is provided "as if" the merger occurred at January 1, 2006:

                                                                     2007
                           -----------------------------------------------------------------------------------------
                             Ameritas Life              LifeRe
                             As Previously           As Previously                                 Ameritas Life
                                Reported               Reported             Eliminations             As Merged
 -------------------------------------------------------------------------------------------------------------------
 Income                     $       1,246,445      $        33,725       $           -          $     1,280,170
 Net Income                            77,665                 (470)                  -                   77,195
 Total Capital and Surplus            878,120               11,386             (11,386)                 878,120
 -------------------------------------------------------------------------------------------------------------------

                                                                     2006
                           -----------------------------------------------------------------------------------------
                             Ameritas Life              LifeRe
                             As Previously           As Previously                                 Ameritas Life
                                Reported               Reported             Eliminations             As Merged
 -------------------------------------------------------------------------------------------------------------------
 Income                     $       1,308,148      $        31,550       $           -          $     1,339,698
 Net Income                            70,645                1,816                   -                   72,461
 Total Capital and Surplus            814,236               11,815                   -                  826,051
 -------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

2. Statutory Merger and Business Combination, (continued)
---------------------------------------------------------
In 2007, the Company paid $21,262 in cash for the purchase of the outstanding common stock of LifeRe Corporation. The transaction was accounted for as a statutory purchase and resulted in goodwill recorded in the investment carrying value in the amount of $11,331. Goodwill amortization relating to this purchase was $2,518 for the year ended December 31, 2007 and written off in 2007 upon the dissolution of LifeRe Corporation (see Note 5).

3. Investments
--------------
Bonds
The table below provides additional information relating to bonds held at December 31, 2008:

                                                                     Gross           Gross
                                                  Cost or          Unrealized      Unrealized
                                               Amortized Cost        Gains           Losses          Fair Value
                 ---------------------------------------------------------------------------------------------------
 Bonds:
 U.S. Governments                            $          167,554  $        9,780  $          156  $          177,178
 All Other Governments                                      585              15               -                 600
 Special Revenue & Special Assessment
   Obligations and all Non-Guaranteed
   Obligations of Agencies and Authorities
   of Governments and Their Political
   Subdivisions                                         195,376           3,910              30             199,256
 Public Utilities (Unaffiliated)                        108,314           1,016           6,662             102,668
 Industrial & Miscellaneous (Unaffiliated)            1,142,801           9,541         124,785           1,027,557
 -------------------------------------------------------------------------------------------------------------------
 Total Bonds                                 $        1,614,630  $       24,262  $      131,633  $        1,507,259
 ===================================================================================================================

                                       17

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------
Bonds, (continued)
The table below provides additional information relating to bonds held at
December 31, 2007:
                                                                     Gross           Gross
                                                  Cost or          Unrealized      Unrealized
                                               Amortized Cost        Gains           Losses          Fair Value
                 ---------------------------------------------------------------------------------------------------
 Bonds:
 U.S. Governments                            $          199,187  $        6,123  $          623  $          204,687
 All Other Governments                                    1,428              28               -               1,456
 Special Revenue & Special Assessment
   Obligations and all Non-Guaranteed
   Obligations of Agencies and Authorities
   of Governments and Their Political
   Subdivisions                                         200,613           1,111           1,189             200,535
 Public Utilities (Unaffiliated)                        101,460           1,900             971             102,389
 Industrial & Miscellaneous (Unaffiliated)            1,117,969          24,720          13,678           1,129,011
 -------------------------------------------------------------------------------------------------------------------
 Total Bonds                                 $        1,620,657  $       33,882  $       16,461  $        1,638,078
 ===================================================================================================================

At December 31, 2008 and 2007, the amortized cost of bonds was reduced by $3,147 and $0, respectively, of cumulative fair value adjustments on bonds rated NAIC "6" to derive the carrying amounts of bonds in the statutory statements of admitted assets, liabilities and capital and surplus of $1,611,483 and $1,620,657, respectively.

The cost or amortized cost and fair value of bonds at December 31, 2008 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                  Cost or            Fair Value
                                                                               Amortized Cost
 -------------------------------------------------------------------------------------------------------------------
 Due in one year or less                                                     $        61,046     $        61,176
 Due after one year through five years                                               426,030             412,113
 Due after five years through ten years                                              660,471             614,830
 Due after ten years                                                                 351,362             302,271
 Bonds with multiple repayment dates                                                 115,721             116,869
 -------------------------------------------------------------------------------------------------------------------
 Total Bonds                                                                 $     1,614,630     $     1,507,259
 ===================================================================================================================

Sales of bond investments in 2008, 2007 and 2006 resulted in proceeds of $43,359, $93,497 and $35,770, respectively, on which the Company realized gross gains of $1,436, $3,474 and $983, respectively, and gross losses of $6,879, $473 and $520, respectively.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------
Bonds and Stocks
An aging of unrealized losses on the Company's investments in bonds, preferred stocks - unaffiliated and common stocks - unaffiliated were as follows:

                                                                    December 31, 2008
                                       -----------------------------------------------------------------------------
                                          Less than 12 months        12 months or more               Total
                                       ------------------------- ------------------------- -------------------------
                                                      Unrealized                Unrealized                Unrealized
                                          Fair Value    Losses      Fair Value    Losses      Fair Value    Losses
 -------------------------------------------------------------------------------------------------------------------
 Bonds:
 U.S. Governments                       $     3,242 $        76   $     4,166 $        80   $     7,408 $       156
 Special Revenue & Special Assessment
   Obligations and all Non-Guaranteed
   Obligations of Agencies and
   Authorities of Governments and
   Their Political Subdivisions               4,837          24         2,236           5         7,073          30
 Public Utilities (Unaffiliated)             61,037       4,179        15,301       2,483        76,338       6,662
 Industrial & Miscellaneous
   (Unaffiliated)                           615,479      76,444       117,880      48,342       733,359     124,785
 -------------------------------------------------------------------------------------------------------------------
 Total Bonds                                684,595      80,723       139,583      50,910       824,178     131,633
 -------------------------------------------------------------------------------------------------------------------
 Preferred Stocks (Unaffiliated)              9,907       4,425         4,465       3,314        14,372       7,739
 Common Stocks (Unaffiliated)                54,804       9,407           699         489        55,503       9,896
 -------------------------------------------------------------------------------------------------------------------
 Total                                  $   749,306 $    94,555   $   144,747 $    54,713   $   894,053 $   149,268
 -------------------------------------------------------------------------------------------------------------------

                                                                    December 31, 2007
                                       -----------------------------------------------------------------------------
                                          Less than 12 months        12 months or more               Total
                                       ------------------------- ------------------------- -------------------------
                                                      Unrealized                Unrealized                Unrealized
                                          Fair Value    Losses      Fair Value    Losses      Fair Value    Losses
 -------------------------------------------------------------------------------------------------------------------
 Bonds:
 U.S. Governments                       $    36,069 $       203   $    21,318 $       420   $    57,387 $       623
 Special Revenue & Special Assessment
   Obligations and all Non-Guaranteed
   Obligations of Agencies and
   Authorities of Governments and
   Their Political Subdivisions              13,931         107        81,004       1,082        94,935       1,189
 Public Utilities (Unaffiliated)             21,157         252        27,421         719        48,578         971
 Industrial & Miscellaneous
   (Unaffiliated)                           212,128       7,274       237,062       6,404       449,190      13,678
 -------------------------------------------------------------------------------------------------------------------
 Total Bonds                                283,285       7,836       366,805       8,625       650,090      16,461
 -------------------------------------------------------------------------------------------------------------------
 Preferred Stocks (Unaffiliated)             13,374         785             -           -        13,374         785
 Common Stocks (Unaffiliated)                59,100       4,710         1,212         240        60,312       4,950
 -------------------------------------------------------------------------------------------------------------------
 Total                                  $   355,759 $    13,331   $   368,017 $     8,865   $   723,776 $    22,196
 -------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------
Bonds and Stocks, (continued)
The Company regularly reviews its investment portfolio for factors that may indicate that a decline in fair value of an investment is other than temporary. Based on an evaluation of the prospects of the issuers, including, but not limited to, the Company's intentions to sell or ability to hold the investments; the length of time and magnitude of the unrealized loss; and the credit ratings of the issuers of the investments in the above bonds, the Company has concluded that the declines in the fair values of the Company's investments in bonds at December 31, 2008 or 2007 are temporary.

For substantially all preferred stocks - unaffiliated and common stocks - unaffiliated securities with an unrealized loss greater than 12 months, such unrealized loss was less than 25% of the Company's carrying value of each preferred stock or common stock security. The Company considers various factors when considering if a decline in the fair value of a preferred stock and common stock security is other than temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company's investment managers; market liquidity; and the Company's intentions to sell or ability to hold the investments. Based on an evaluation of these factors, the Company has concluded that the declines in the fair values of the Company's investments in both unaffiliated preferred stocks and common stocks at December 31, 2008 or 2007 are temporary. During 2008, the Company recorded $8,980 of other than temporary impairments as additional realized loss.

The Company's bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2008 and 2007, bonds totaling $88,750 and $68,903, respectively, (5.3% and 4.2%, respectively, of the total bond and short-term portfolios) are considered "below investment grade". Securities are classified as "below investment grade" by utilizing rating criteria established by the NAIC. During 2008, 2007 and 2006, the Company recorded realized losses for other than temporary impairments on bonds of $36,072, $1,657 and $1,890, respectively.

The Company has an exposure to subprime mortgage loans within its total investments in residential mortgage backed securities (RMBS). The Company manages its exposure to subprime mortgage loans in several ways. First, the Company monitors its exposure level to RMBS against defined restrictions prescribed by its Investment Policy. Restrictions include exposure at the aggregate level to RMBS along with exposure to ratings classes and subsectors. Also, the Company continually tracks subprime RMBS for factors including credit performance, rating agency actions, prepayment trends and de-levering. Loans with trends that may indicate underperformance are monitored closely for any further deterioration that may result in action by the Company.

As of December 31, 2008 and 2007, the Company's total investment in RMBS represents securities with an adjusted cost basis of $44,516 and $66,367 and a fair value of $15,948 and $62,965, respectively. As of December 31, 2008 and 2007, the Company's subprime exposure related to subprime RMBS represents securities with an adjusted cost basis of $3,010 and $3,485 and a fair value of $2,640 and $3,600, respectively.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------
Mortgage Loans
The Company invests in mortgage loans collateralized principally by commercial real estate. The maximum and minimum lending rates for mortgage loans issued during 2008 are 6.83% and 5.85%. The maximum percentage of any one loan to the value of security at the time the loan was originated, exclusive of insured, guaranteed or purchase money mortgages, was 75% with the exception of two loans for which the portion exceeding 75% is admitted under investment "basket" provisions. The Company has not included taxes, assessments or other amounts advanced in mortgage loans at December 31, 2008, 2007 and 2006.

The Company's mortgage loans finance various types of commercial and multi-family residential properties throughout the United States. The geographic distributions of the mortgage loans at December 31, 2008 and 2007 are as follows:

                                                                                      2008              2007
 -------------------------------------------------------------------------------------------------------------------
 California                                                                      $        47,082  $        44,024
 Minnesota                                                                                31,483           25,363
 Ohio                                                                                     29,074           25,281
 Utah                                                                                     24,036           25,533
 Oregon                                                                                   21,480           16,174
 Texas                                                                                    21,346           21,086
 Oklahoma                                                                                 20,845           21,775
 All other states                                                                        191,210          191,120
 -------------------------------------------------------------------------------------------------------------------
                                                                                 $       386,556  $       370,356
 ===================================================================================================================

At December 31, 2008, 2007 and 2006, the Company does not have any impaired mortgage loans or interest income on impaired mortgage loans. Interest income on impaired mortgage loans is generally recognized on a cash basis.

Fair Value of Financial Instruments
The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

         Bonds and Preferred Stocks-Unaffiliated - The fair values for bonds and preferred stocks are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of mortgage and asset backed securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

         Preferred Stocks-Affiliated - The carrying amounts approximate fair value.

         Common Stocks - For publicly traded securities and affiliated mutual funds, fair value is obtained from independent pricing services or fund managers. For stock in FHLB carrying amount approximates fair value. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------
Fair Value of Financial Instruments, (continued)
         Mortgage Loans - The fair values for mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral.

         Cash and Cash Equivalents, Short-term Investments, Other Investments, and Accrued Investment Income - The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments, except when an instrument becomes other than temporarily impaired and a new cost basis has been recognized. The fair value for these instruments becomes their new cost basis. The fair value of the affiliated surplus note included in other investments was internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the note.

         Loans on Insurance Contracts - The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

         Deposit-Type Funds - Deposit-type funds which do not have fixed maturities are carried at the amount payable on demand at the reporting date.

         Borrowed money - The fair value is estimated using discounted cash flow analyses based on current incremental borrowing rates for similar types of borrowing arrangements.

         Separate Account Assets and Liabilities - The fair values of separate account assets are based upon net asset values provided by the fund managers. Separate account liabilities are carried at the fair value of the underlying assets.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------
Fair Value of Financial Instruments, (continued)
The book/adjusted carrying value and fair value of financial instruments at December 31 are as follows:

                                                               2008                             2007
                                                 -------------------------------------------------------------------
                                                  Book/Adjusted                    Book/Adjusted
                                                  Carrying Value    Fair Value     Carrying Value    Fair Value
 -------------------------------------------------------------------------------------------------------------------
 Financial Assets:

     Bonds                                        $    1,611,483  $    1,507,259   $    1,620,657  $    1,638,078
     Preferred stocks - unaffiliated                      24,943          17,264           31,921          31,507
     Preferred stocks - affiliated                        15,000          15,000           17,500          17,500
     Common stocks - unaffiliated                        147,855         147,855          207,390         207,390
     Common stocks - affiliated                              732             732                -               -
     Mortgage loans                                      386,556         405,865          370,356         380,775
     Cash and cash equivalents                           (10,572)        (10,572)         (10,358)        (10,358)
     Short-term investments                               52,541          52,541           25,137          25,137
     Loans on insurance contracts                        108,471         105,537          105,747         104,421
     Other investments - unaffiliated                      1,796           1,796            3,455           3,455
     Other investments - affiliated                       25,000          13,112                -               -
     Accrued investment income                            24,518          24,518           24,058          24,058
     Assets related to separate accounts               2,457,887       2,457,887        3,694,975       3,694,975
 Financial Liabilities:

     Deposit-type funds                           $      197,433  $      197,433   $      109,239  $      109,239
     Borrowed money - affiliates                           7,491           7,484           17,479          17,526
     Liabilities related to separate accounts          2,457,887       2,457,887        3,694,975       3,694,975
 -------------------------------------------------------------------------------------------------------------------

Fair Value Measurements of Financial Instruments
Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------
Fair Value Measurements of Financial Instruments, (continued)
The Company's financial assets carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by GAAP Statement of Financial Accounting Standard (SFAS) No. 157, "Fair Value Measurements". The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset's classification is based on the lowest level input that is significant to its fair value measurement in its entirety. In summary, the levels of the fair value hierarchy are as follows:

     o Level 1 - Values are unadjusted quoted prices for identical assets in active markets accessible at the measurement date.

     o Level 2 - Inputs include quoted prices for similar assets in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

     o Level 3 - Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company's best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

The following table provides information about the Company's assets measured at fair value on a recurring basis by the SFAS 157 levels described above as of December 31, 2008:

                                                           Level 1       Level 2       Level 3          Total
 -------------------------------------------------------------------------------------------------------------------
 Assets:
     Common stocks - unaffiliated                        $     136,288 $          -  $       6,664 $      142,952
     Common stocks - affiliated                                    732            -              -            732
 -------------------------------------------------------------------------------------------------------------------
   Subtotal excluding assets related to separate
   accounts                                                    137,020            -          6,664        143,684
     Assets related to separate accounts                     2,457,822            -              -      2,457,822
 -------------------------------------------------------------------------------------------------------------------
 Total assets accounted for at fair market value         $   2,594,842 $          -  $       6,664 $    2,601,506
 -------------------------------------------------------------------------------------------------------------------

Fair values and changes in the fair values of separate account assets generally accrue directly to the policyholders and are not included in the Company's revenues and expenses or surplus.

The following valuation techniques used to measure the fair values by type of investment in the above table follow:

Level 1 - Financial Assets
These assets include actively-traded exchange-listed equity securities - unaffiliated and affiliated and mutual funds. Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Separate account assets in Level 1 include actively-traded institutional and retail mutual fund investments where fair value represent net asset values received from fund managers who stand ready to transact at the quoted values.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------
Fair Value Measurements of Financial Instruments, (continued)
Level 2 - Financial Assets
As of December 31, 2008, there were no financial assets measured at fair value on a recurring basis in Level 2.

Level 3 - Financial Assets
The Company classifies common stock accounted for under the cost method in Level 3 as internal valuations are required.

The following table summarizes changes to our financial instruments for the year ended December 31, 2008 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

                                                                                                 Common stocks -
                                                                                                  unaffiliated
 -------------------------------------------------------------------------------------------------------------------
 Fair value at January 1, 2008                                                                $        3,700
 Total gains or losses (realized and unrealized)
   Included in net income                                                                                  -
   Included in unassigned surplus                                                                      2,964
 Purchases, sales, issuances, and settlements                                                              -
 Transfers in/out of Level 3                                                                               -
 -------------------------------------------------------------------------------------------------------------------
 Fair value at December 31, 2008                                                              $        6,664
 -------------------------------------------------------------------------------------------------------------------

Certain financial assets are measured at fair value on a non-recurring basis, such as certain bonds and preferred stock valued at the lower of cost or fair value, or investments that are impaired during the reporting period and recorded at fair value on the statutory statements of admitted assets, liabilities and capital and surplus at December 31, 2008. The following table summarizes the assets measured at fair value on a non-recurring basis as of December 31, 2008 and the total realized/unrealized losses for 2008:

                                        Level 1         Level 2        Level 3          Total       Total Realized
                                                                                                     /Unrealized
                                                                                                        Losses
--------------------------------------------------------------------------------------------------------------------
Bonds                                $           -   $       9,191  $       4,022   $      13,213   $     (31,390)
Preferred Stocks                     $           -   $       1,200  $           -   $       1,200   $      (1,747)
--------------------------------------------------------------------------------------------------------------------

The bonds measured at fair value on a non-recurring basis include NAIC 6 designated bonds totaling $474 and impaired bonds totaling $12,739. The preferred stocks recorded at fair value as a non-recurring basis were due to impairments. The $4,022 of bonds classified as Level 3 were valued based on uncorroborated dealer quotes or internal valuation using unobservable inputs.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

4.  Income Taxes
----------------
The following are federal income taxes incurred in the current and prior years that will be available for recoupment in the event of future losses:

          2008                        $      -
          2007                          32,363
          2006                          37,944

The Company had a $48 net capital loss and $273 net operating loss carryforward, as a result of the merger with LifeRe at December 31, 2008. The net capital loss and net operating loss will expire in 2011 and 2021, respectively.

The Company, as a result of the LifeRe merger, has alternative minimum tax credit carryforwards of approximately $336.

Federal income taxes incurred at December 31 consist of the following major components:

                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Current federal income taxes
 Operations                                                    $        17,530   $        21,386  $        23,805
 Capital gains (losses)                                                (28,627)           13,432           12,671
 Correction of error (see Note 22)                                           -              (696)               -
 -------------------------------------------------------------------------------------------------------------------
                                                                       (11,097)           34,122           36,476
 Change in net deferred income taxes                                   (16,391)           (4,115)          (2,136)
 -------------------------------------------------------------------------------------------------------------------
     Total federal income taxes incurred                       $       (27,488)  $        30,007  $        34,340
 ===================================================================================================================

The difference between the U.S. federal income tax rate and the federal income taxes incurred at December 31 is summarized as follows:

                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Income before federal income taxes and realized capital       $        18,346   $        76,365  $        78,159
   gains (losses)
 Net realized capital gains (losses) before federal income
   taxes and transfers to IMR                                         (107,127)           35,693           30,724
 Correction of error (see Note 22)                                           -            (1,988)               -
 -------------------------------------------------------------------------------------------------------------------
 Total pretax income (loss)                                            (88,781)          110,070          108,883
 Change in non-admitted assets                                         (12,946)           (6,547)          (1,040)
 Tax exempt income                                                      (7,966)          (10,784)         (11,467)
 Nondeductible expenses                                                 (2,969)             (107)           5,354
 Change in accounting principle                                              -                 -             (788)
 Other                                                                  (3,809)           (4,526)          (1,506)
 -------------------------------------------------------------------------------------------------------------------
                                                                      (116,471)           88,106           99,436
 Statutory tax rate                                                       0.35              0.35             0.35
 -------------------------------------------------------------------------------------------------------------------
                                                                       (40,765)           30,837           34,803
 Change in federal income tax reserve                                   13,729              (647)             221
 Small company deduction                                                     -                 -             (481)
 Tax credits                                                              (452)             (183)            (203)
 -------------------------------------------------------------------------------------------------------------------
       Total federal income taxes incurred                     $       (27,488)  $        30,007  $        34,340
 ===================================================================================================================

                                       26

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

4.  Income Taxes, (continued)
-----------------------------
The items that give rise to deferred tax assets and liabilities at December 31 relate to the following:

                                                                                      2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Deferred tax assets:
 Unrealized investment losses                                                    $         9,633  $         3,008
 Deferred policy acquisition costs                                                        17,510           18,061
 Future policy and contract benefits                                                      16,899            6,821
 Policyowner dividends                                                                     3,510            3,560
 Acacia Life Insurance Company distribution                                                2,026            2,420
 Pension and postretirement benefits                                                       9,517           10,884
 Non-admitted assets                                                                      18,285           13,753
 Net operating/net capital and credits                                                       449                -
 Other                                                                                     3,259            1,958
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax assets                                                                81,088           60,465
 -------------------------------------------------------------------------------------------------------------------
 Deferred tax liabilities:
 Unrealized investment gains                                                                 849           18,365
 Acacia National Life Insurance Company inforce                                              807            1,134
 Other                                                                                    12,436            9,471
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax liabilities                                                           14,092           28,970
 -------------------------------------------------------------------------------------------------------------------
 Net deferred tax asset                                                                   66,996           31,495
 Less:  non-admitted deferred tax assets                                                  48,422           15,732
 -------------------------------------------------------------------------------------------------------------------
 Net admitted deferred tax asset                                                 $        18,574  $        15,763
 ===================================================================================================================

 Increase in deferred tax assets non-admitted                                    $        32,690  $         1,101
 ===================================================================================================================

                                       27

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

4.  Income Taxes, (continued)
-----------------------------
The change in net deferred income taxes is comprised of the following:

                                                                          December 31
                                                                     2008             2007             Change
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax assets                                     $        81,088   $        60,465  $        20,623
 Gross deferred tax liabilities                                         14,092            28,970          (14,878)
 -------------------------------------------------------------------------------------------------------------------
 Net deferred tax asset                                        $        66,996   $        31,495           35,501
 =================================================================================================
 Tax effect of unrealized gains                                                                           (19,110)
                                                                                                 -------------------
 Change in net deferred income tax                                                                $        16,391
                                                                                                 ===================

                                                                          December 31
                                                                     2007             2006             Change
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax assets                                     $        60,465   $        57,166  $         3,299
 Gross deferred tax liabilities                                         28,970            27,713            1,257
 -------------------------------------------------------------------------------------------------------------------
 Net deferred tax asset                                        $        31,495   $        29,453            2,042
 =================================================================================================
 Tax effect of unrealized gains                                                                             2,073
                                                                                                 -------------------
 Change in net deferred income tax                                                                $         4,115
                                                                                                 ===================

                                                                          December 31
                                                                     2006             2005             Change
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax assets                                     $        57,166   $        55,676  $         1,490
 Gross deferred tax liabilities                                         27,713            24,318            3,395
 -------------------------------------------------------------------------------------------------------------------
 Net deferred tax asset                                        $        29,453   $        31,358           (1,905)
 =================================================================================================
 Tax effect of unrealized gains                                                                             4,041
                                                                                                 -------------------
 Change in net deferred income tax                                                                $         2,136
                                                                                                 ===================

The Company files income tax returns with the Internal Revenue Service and various state tax jurisdictions. From time to time, the Company is subject to routine audits by those agencies and those audits may result in proposed adjustments. The Company has considered the alternative interpretations that may be assumed by the various taxing agencies and believes its positions taken regarding its filings are valid. Based upon review of the Company's tax contingencies, the reserve held for tax related contingencies was increased by $13,729 in 2008.

5.  Information Concerning Parent, Subsidiaries, Affiliates and Related Parties
-------------------------------------------------------------------------------
The Company received cash in the amount of $2,640 on December 2, 2008 from a dividend declared by Pathmark Administrators, Inc. Of this amount $2,074 was a return of capital with the remainder included in investment income.

On May 15, 2008, UCL issued a $25,000, 6.61% fixed to floating rate surplus note
(Note) to the Company as part of an intercompany surplus agreement. Interest accrues on the Note at a fixed annual rate of 6.61% from May 15, 2008 to May 14, 2013, and at an annual floating rate equal to the three month LIBOR plus 3.06% from June 2013 until the Note is paid in full. The note matures on May 15, 2048 and can be redeemed in whole, or in part by UCL on or after May 15, 2013.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

5. Information Concerning Parent, Subsidiaries, Affiliates and Related Parties,
-------------------------------------------------------------------------------
(continued)
-----------
Upon the dissolution of LifeRe Corporation on November 7, 2007, the Company received consideration in the amount of $17 resulting in no realized capital gain or loss. Included in the book/adjusted carrying value of LifeRe Corporation was $8,813 of goodwill, which was released in 2007 upon the dissolution.

Effective July 1, 2007, Summit Investment Partners LLC, an advisor that provided investment management services, was liquidated into its parent company, UCL. UCL contributed its unaffiliated investment service contracts to SIP.

Effective June 30, 2007, the Company sold 100% of the outstanding common shares of AIA to the Company's parent, AHC, for $660 in cash resulting in a realized capital gain of $559. AIA subsequently changed its name to SIA. SIA is an advisor providing investment management services to all the insurance companies within UNIFI.

On December 29, 2006, TAG was dissolved into the Company. Upon dissolution the Company received consideration in the amount of $807 resulting in no realized capital gain or loss.

With the AMAL dissolution into the Company as of September 30, 2006, included in the book/adjusted carry value of AMAL was $21,711 of goodwill, which was released at that time. The Company received assets totaling $2,766 and liabilities of $40,856 (including $29,825 as disclosed in Note 6 - Borrowed Money and $10,000 related to a note with the Company, which was subsequently retired upon the dissolution).

On January 30, 2003, the Company purchased 520,562 shares of common stock from AFSB valued on that date for $10,000. During 2005, the Company made additional contributions of $1,479 as paid in capital to AFSB.

In 2003, the Company received $2,452 in bonds and related accrued interest as of November 30, 2003 in payment of a $2,500 dividend declared by Pathmark Administrators, Inc. The remaining $48 was paid in cash. The bonds were transferred at fair value with the Company recording a deferred gain of $120 to be amortized over the life of the bonds.

Effective April 1, 2002, AVLIC (now merged with the Company) and Acacia National Life Insurance Company (merged with Acacia Life as of January 1, 2004) entered into agreements under which the Company accepted, either on a coinsurance (the fixed account business) or on a modified coinsurance basis (the separate account business), the rights, liabilities and obligations of the variable life and annuity products of Acacia Life. In addition, the Company entered into an assumptive reinsurance agreement to assume these ceded policies upon regulatory or policyowner approval as required. In connection with these agreements, assets and liabilities were transferred from Acacia Life to the Company at fair value, which resulted in recording goodwill of $10,794, which is being amortized over 10 years. Amortization of goodwill was $1,079, $1,080 and $1,079 for the years ended December 31, 2008, 2007 and 2006, respectively.

On December 20, 1999, the Company purchased $25,000 of redeemable preferred stock from Acacia Life. The stock, which pays dividends in an amount per annum equal to 6.66% in 2008, 2007 and 2006, and is non-voting, provides for redemption beginning in 2005 with final redemption on or by January 1, 2015. On June 1, 2008 and 2007, the Company redeemed 100,000 shares at $2,500.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

5. Information Concerning Parent, Subsidiaries, Affiliates and Related Parties,
-------------------------------------------------------------------------------
(continued)
-----------
The Company's variable life and annuity products are distributed through AIC. Policies placed generated commission expense of $20,644, $20,449 and $21,528 for the years ended December 31, 2008, 2007 and 2006, respectively.

The Company has a variable insurance trust (VIT). The Company offers, in conjunction with FALIC, the VIT as an investment option to policyowners through their separate accounts. The Company had separate account investments of $312,164 and $637,900 in the VIT as of December 31, 2008 and 2007, respectively. FALIC had separate account investments of $187 and $238 in the VIT as of December 31, 2008 and 2007, respectively. Affiliates of the Company provide investment advisory and administrative services to the VIT on a fee basis.

The Company offers mutual funds of Calvert Variable Series, Inc. (CVS) and Summit Mutual Funds, Inc. (SMF), affiliates, to policyowners through the separate accounts. Separate account investments in the mutual funds offered through CVS and SMF were $430,322 and $312,611 as of December 31, 2008 and 2007, respectively.

The Company had short-term investments of $0 and $116 in mutual funds of an affiliate at December 31, 2008 and 2007, respectively, included in short-term investments.

The Company reported the following amounts due from (to) the below listed affiliates. The terms of the intercompany agreements require that these amounts be settled within 30 days.

                                                                                        Receivable (Payable)
--------------------------------------------------------------------------------------------------------------------
Ameritas Holding Company                                                                 $          (719)
The Union Central Life Insurance Company                                                          (1,394)
First Ameritas Life Insurance Corp. of New York                                                      409
Pathmark Administrators Inc.                                                                        (245)
Ameritas Investment Corp.                                                                           (101)
Summit Investment Advisors, Inc.                                                                     408
Acacia Life Insurance Company                                                                      2,131
Acacia Federal Savings Bank                                                                           13
Acacia Financial Corporation                                                                           5
Calvert Group, LTD                                                                                    35
--------------------------------------------------------------------------------------------------------------------

Aviva USA, through assumption reinsurance, has assumed approximately 99% of the Company's equity indexed annuity business as of December 31, 2008 and 2007, reducing the respective ceded allowance to $52 and $82 which is included as a reduction of policy reserves. As a condition to assumption reinsurance, certain states have required the Company to remain contingently liable in the event the assuming reinsurer is unable to fulfill its obligations. The Company is contingently liable for $589 and $1,290 of additional reserves as of December 31, 2008 and 2007, respectively.

The Company provides technical, financial, legal and marketing support to its affiliates under various administrative service and cost-sharing agreements. Included in miscellaneous income is $364, $271 and $827 received under administrative service agreements for the years ended December 31, 2008, 2007 and 2006, respectively. Reimbursements of $17,241, $12,490 and $7,006 for the years ended

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

5. Information Concerning Parent, Subsidiaries, Affiliates and Related Parties,
-------------------------------------------------------------------------------
(continued)
-----------
December 31, 2008, 2007 and 2006 related to cost-sharing agreements with affiliates have been recorded as a reduction in general insurance expenses. In addition, the Company receives investment advisory services from an affiliate. Costs related to this agreement, included as an investment expense and reducing net investment income, totaled $2,975, $2,589 and $2,041 for the years ended December 31, 2008, 2007 and 2006, respectively.

6.  Borrowed Money
------------------
Effective September 1, 2006 the Company had an outstanding liability for borrowed money in the amount of $29,825 payable to two affiliates, Acacia Life and AFCO. These notes were issued by a 100% owned subsidiary, AMAL, during the repurchase of its outstanding common stock from Acacia Life and AFCO. These notes are payable in twelve equal quarterly installments beginning on December 1, 2006 with the final installment due on September 1, 2009. The notes carry a fixed interest rate of 5.56% based on the Bloomberg Fair Value 3-year Single "A" U.S. Insurer Index plus 0.020%. The Company may not prepay the notes in whole or in part at any time prior to the maturity date. There are no collateral requirements associated with these notes.

The Company has a $15,000 unsecured line of credit available at December 31, 2008. No balance was outstanding at any time during 2008 or 2007. The line of credit expires May 31, 2009.

7.  Benefit Plans
-----------------
Defined Benefit Plans
The Company participates in a non-contributory defined benefit plan (the Plan or the Pension Plan) sponsored by AHC. The Plan was formerly sponsored by the Company as a non-contributory defined benefit pension plan (Ameritas Plan) covering substantially all employees of the Company. During 2000, the Ameritas Plan was merged with the Acacia Retirement Plan (Acacia Plan), sponsored by Acacia Life. In 2008, the Union Central Employees Pension Plan merged into the UNIFI Pension Plan.

Upon the merger of the Ameritas and Acacia Plans, accumulated benefits of the Plan were frozen, and AHC became the Plan sponsor. Accordingly, the Company's prepaid benefit cost was transferred to AHC, and the Company holds a pre-funded pension expense receivable, due from AHC. During 2008, 2007 and 2006, the Company paid $5,000 to AHC which in turn contributed the money to the Plan. The balance of the prefunded pension expense receivable was $15,990 and $13,982 at December 31, 2008 and 2007, respectively, and is a non-admitted asset.

While their pension plans were merged, the separate benefit formulas of the pre-merger plans still exist within the Plan and are used to determine the amount of Plan expense to allocate from AHC to the participating companies. The Company incurred pension expense of $2,992, $3,103 and $3,447 in 2008, 2007 and 2006, respectively, for its participation in the Plan.

The Plan's assets include investments in a deposit administration contract with the Company and a group annuity contract with UCL which include investments in underlying separate accounts. The carrying values of the assets of the Plan were approximately $178,764 and $102,960 at December 31, 2008 and 2007, respectively. A portion of the separate accounts' assets are invested in mutual funds which are advised by affiliates of AHC.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

7.  Benefit Plans, (continued)
------------------------------
Defined Benefit Plans, (continued)
The Company also sponsors several non-qualified unfunded defined benefit pension plans where the Company makes payments under certain voluntary arrangements for payment of retirement benefits, which are not provided for under the Plan.

The following tables provide a reconciliation of the changes in the projected benefit obligation for the years ended December 31, 2008, 2007 and 2006, and a statement of the funded status as of the December 31 measurement date for the Company's non-qualified unfunded defined benefit plans:

                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Reconciliation in benefit obligation
     Benefit obligation at beginning of year                   $        14,768   $        12,881  $        12,395
     Service cost                                                          303               283              235
     Interest cost                                                         905               858              695
     Actuarial (gain)/loss                                                (314)            1,435             (360)
     Special termination benefits                                           68                 -                -
     Benefits paid                                                      (2,411)             (689)            (572)
     Plan merger                                                             -                 -              488
 -------------------------------------------------------------------------------------------------------------------
     Benefit obligation at end of year                         $        13,319   $        14,768  $        12,881
 -------------------------------------------------------------------------------------------------------------------

                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Funded status
     Funded status at end of year                              $       (13,319)  $       (14,768) $       (12,881)
     Unrecognized net actuarial (gain)/loss                              1,250             2,073            1,094
     Unrecognized net transition asset                                       -               (18)             (23)
     Unrecognized prior service cost                                         -               129              150
 -------------------------------------------------------------------------------------------------------------------
     Accrued benefit cost                                      $       (12,069)  $       (12,584) $       (11,660)
 -------------------------------------------------------------------------------------------------------------------

The amount of the projected benefit obligation and accumulated benefit obligation for nonvested employees was $0 as of December 31, 2008 and 2007.

Net periodic benefit expense as of December 31 included the following components:

                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Service cost                                                  $           303   $           283  $           235
 Interest cost                                                             905               858              695
 Amount of recognized (gains)/losses                                       349               420              207
 Amount of prior service cost recognized                                   129                21               21
 Amortization of transition obligation                                       -                (4)              (4)
 Special termination benefits                                              209                 -                -
 -------------------------------------------------------------------------------------------------------------------
 Net periodic benefit cost                                     $         1,895   $         1,578  $         1,154
 -------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

7.  Benefit Plans, (continued)
------------------------------
Defined Benefit Plans, (continued)
The following expected benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                                                                         Expected Pension
     Fiscal Year                                                                         Benefit Payments
 -------------------------------------------------------------------------------------------------------------------
     2009                                                                               $          1,272
     2010                                                                                          1,272
     2011                                                                                          1,272
     2012                                                                                          1,272
     2013                                                                                          1,272
     2014 - 2017                                                                                   6,232
 -------------------------------------------------------------------------------------------------------------------

The assumptions used in the measurement of the projected benefit obligations are:

                                                                    2008             2007             2006
 -------------------------------------------------------------------------------------------------------------------
 Assumptions as of December 31
 Discount rate                                                      6.25%            6.25%            6.00%
 Expected compensation increase                                     5.00%            5.00%            5.00%
 -------------------------------------------------------------------------------------------------------------------

The assumptions used to determine net periodic benefit expense are:

                                                                    2008             2007             2006
 ------------------------------------------------------------------------------------------------------------------
 Assumptions as of December 31
 Discount rate                                                      6.25%            6.00%            6.00%
 Expected compensation increase                                     5.00%            5.00%            5.00%
 ------------------------------------------------------------------------------------------------------------------

Information for pension plans with an accumulated benefit obligation in excess of plan assets as of the December 31 measurement date:

                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
     Projected benefit obligation                              $        13,319   $        14,768  $        12,881
     Accumulated benefit obligation                            $        12,039   $        13,922  $        11,179
     Fair value of plan assets                                 $             -   $             -  $             -
 -------------------------------------------------------------------------------------------------------------------

Defined Contribution Plans

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company's employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3% of the participant's compensation. In addition, for eligible employees who are not Pension Plan participants, the Company makes a contribution of 6% of the participant's compensation for those employees hired prior to January 1, 2006 and 5% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $4,749, $4,230 and $3,410 in 2008, 2007 and 2006, respectively.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

7.  Benefit Plans, (continued)
------------------------------
Defined Contribution Plans, (continued)
The defined contribution plans' assets also include investments in deposit administration contracts with the Company and UCL which include investments in underlying separate accounts. The carrying values of the assets invested in the defined contribution plans, were approximately $274,498 and $229,191 at December 31, 2008 and 2007, respectively. At December 31, 2008, $68,746 was invested in mutual funds which are advised by affiliates of AHC.

Postretirement Benefit Plans
The Company provides certain health care benefits to retired employees who were hired prior to January 1, 2005. For associates eligible to retire at January 1, 2000, these benefits are a specified percentage of premiums until age 65 and a flat dollar amount thereafter. For associates eligible for retirement after January 1, 2000, benefits will be provided until the associate becomes eligible for Medicare. Employees become eligible for these benefits upon the attainment of age 55, 15 years of service and participation in the Company's medical plan for the immediately preceding five years.

In December 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) became law. The Act introduces a prescription drug benefit under Medicare (Medicare Part D) as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare Part D. The postretirement benefit obligation and net periodic postretirement benefit cost in the financial statements and accompanying notes do reflect the effects of the Act on the Plan.

In May 2004, additional guidance became available to specific companies who elected deferral and were able to determine if their plans are actuarially equivalent to recognize the impact of the Act no later than the first annual reporting period beginning after June 15, 2004. In January 2005, the Center for Medicare and Medicaid Services issued the final regulations for the Act including the determination of actuarial equivalence. The Company has determined that its plans are actuarially equivalent. The Company qualified for and elected to receive the 28% federal subsidy on allowable gross prescription drug costs of qualified retirees. The Company received subsidy payments of $20, $77 and $47 in 2008, 2007 and 2006, respectively. The measures of benefit obligations and net periodic pension cost reflect effects of the Act.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

7.  Benefit Plans, (continued)
------------------------------
Postretirement Benefit Plans, (continued)
The following tables provide a reconciliation of the changes in the postretirement benefit obligations and fair value of assets for the years ended December 31, 2008, 2007 and 2006, and a statement of the funded status as of the December 31 measurement date of all years:

                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Reconciliation in benefit obligation
     Benefit obligation at beginning of year                   $         6,144   $         6,503  $         5,558
     Transfer of obligation from dissolution of AMAL                         -                 -              106
     Service cost                                                          123                71               69
     Interest cost                                                         362               368              331
     Plan participants' contributions                                      481               518              513
     Actuarial (gain)/loss                                                  12              (140)           1,164
     Federal subsidy receipts                                               20                77               47
     Benefits paid                                                        (960)           (1,253)          (1,285)
 -------------------------------------------------------------------------------------------------------------------
     Benefit obligation at end of year                         $         6,182   $         6,144  $         6,503
 -------------------------------------------------------------------------------------------------------------------

 -------------------------------------------------------------------------------------------------------------------
 Reconciliation of fair value of plan assets
     Fair value of plan assets at beginning of year            $         2,846   $         2,795  $         2,754
     Transfer of plan assets from dissolution of AMAL                        -                 -              156
     Actual return on plan assets                                          143               139              147
     Employer contributions                                                584               496              401
     Benefits paid                                                        (273)             (584)            (663)
 -------------------------------------------------------------------------------------------------------------------
     Fair value of plan assets at end of year                  $         3,300   $         2,846  $         2,795
 -------------------------------------------------------------------------------------------------------------------

 -------------------------------------------------------------------------------------------------------------------
 Funded status

     Funded status at end of year                              $        (2,882)  $        (3,298) $        (3,708)
     Unrecognized net actuarial (gain)/loss                              2,470             2,658            3,009
     Unrecognized prior service cost                                         -                (1)              (1)
 -------------------------------------------------------------------------------------------------------------------
     Accrued benefit cost                                      $          (412)  $          (641) $          (700)
 -------------------------------------------------------------------------------------------------------------------

The amount of the postretirement obligation for nonvested employees was $1,529 and $901 at December 31, 2008 and 2007, respectively.

Periodic postretirement medical expense included the following components:

                                                                             Years Ended December 31

 -------------------------------------------------------------------------------------------------------------------
                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Service cost                                                  $           123   $            71  $            69
 Interest cost                                                             362               368              331
 Expected return on plan assets                                           (149)             (148)            (156)
 Amortization of net loss                                                  206               219              175
 -------------------------------------------------------------------------------------------------------------------
 Net periodic benefit cost                                     $           542   $           510  $           419
 -------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

7.  Benefit Plans, (continued)
------------------------------
Postretirement Benefit Plans, (continued)
Plan assets are invested in 100% fixed income investments. The expected rate of return on these investments is 6%. The Company expects to contribute $724 to its postretirement benefits plans and 401(h) account in 2009.

The following net benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                                                                           Expected Net
                                                                                         Benefit Payments

     Fiscal Year

 ------------------------------------------------------------------------------------------------------------------
     2009                                                                               $           724
     2010                                                                                           724
     2011                                                                                           703
     2012                                                                                           637
     2013                                                                                           602
     2014 - 2018                                                                                  3,026
 ------------------------------------------------------------------------------------------------------------------

The assumptions used in the measurement of the postretirement benefit obligations are:

                                                                             2008          2007          2006
 -------------------------------------------------------------------------------------------------------------------
 Weighted-average assumptions as of December 31
 Discount rate                                                               6.25%         6.25%         6.00%
 Expected long term rate of return on plan assets                            6.00%         6.00%         6.00%
 -------------------------------------------------------------------------------------------------------------------

The assumptions used to determine net periodic postretirement benefit costs are:
                                                                             2008          2007          2006
 -------------------------------------------------------------------------------------------------------------------
 Weighted-average assumptions as of December 31
 Discount rate                                                               6.25%         6.00%         5.75%
 Expected long term rate of return on plan assets                            6.00%         6.00%         6.00%
 -------------------------------------------------------------------------------------------------------------------

The assumed health care cost trend rates as of December 31 were:
                                                                             2008          2007          2006
 -------------------------------------------------------------------------------------------------------------------
 Healthcare Cost Trend Rate Assumed for Next Year                            7.0%          8.0%          9.0%
 Rate to which the Cost Trend Rate is Assumed to Decline
(Ultimate Trend Rate)                                                        5.0%          5.0%          5.0%
 Year the Rate Reaches the Ultimate Trend Rate                               2011          2011          2011
 -------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

7.  Benefit Plans, (continued)
------------------------------
Postretirement Benefit Plans, (continued)
Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A 1% change in health care trend rates would have the following effects:

 -------------------------------------------------------------------------------------------------------------------
                                                                                   1% increase      1% decrease
 -------------------------------------------------------------------------------------------------------------------
 Effect on total of service and interest cost components of net                       $     28         $    (26)
 periodic postretirement health care benefit cost

 Effect on the health care component of the accumulated
 postretirement benefit obligation                                                    $    337         $   (320)
 -------------------------------------------------------------------------------------------------------------------

Information for postretirement plans with an accumulated benefit obligation in excess of plan assets as of the December 31 measurement date:

                                                                             Years Ended December 31
 -------------------------------------------------------------------------------------------------------------------
                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Projected benefit obligation                                  $         6,182   $         6,144  $         6,503
 Accumulated benefit obligation                                          6,182             6,144            6,503
 Fair value of plan assets                                               3,300             2,846            2,795
 -------------------------------------------------------------------------------------------------------------------

8. Dividend Restrictions and Surplus
------------------------------------
The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments by the
Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $70,813 in dividends after December 9, 2009, without prior approval.
The Company paid ordinary dividends of $87,000, $0, $0 to AHC, its' parent, in
2008, 2007 and 2006, respectively. Additionally due to the merger with LifeRe, the Company paid stock dividends of $0, $500 and $0 and cash dividends of $0, $0 and $500 to LifeRe's then parent company, LifeRe Corporation, in 2008, 2007 and
2006, respectively.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of
December 31:
                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Unrealized gains on investments, net of taxes
   of $965, $20,075 and $18,002                                $        17,492   $        44,213  $        57,355
 Nonadmitted asset values                                             (104,122)          (55,027)         (48,266)
 Asset valuation reserves                                               (4,995)          (68,603)         (62,456)
 Liability for reinsurance in unauthorized companies                    (1,854)              (26)               -
 -------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

9.  Commitments and Contingencies
---------------------------------
As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company estimated its cost related to past insolvencies and has provided a reserve included in other liabilities of $773 and $526 as of December 31, 2008 and 2007, respectively, and estimated recoveries from premium taxes included in data processing and other admitted assets of $690 and $454 as of December 31, 2008 and 2007, respectively.

From time to time the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

The Company had no claims (per claim or claimant) where amounts were paid to settle claims related to extra contractual obligations or bad faith claims resulting from lawsuits during 2008, 2007 and 2006.

Securities commitments of $32,003 and $28,275 and mortgage loan and real estate commitments of $38,954 and $23,346 were outstanding for investments to be purchased in subsequent years as of December 31, 2008 and 2007, respectively. Low income housing tax credit property investment commitments were $3,030 and $442 as of December 31, 2008 and 2007, respectively. These commitments have been made in the normal course of business and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of these commitments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyowner. The Company monitors its sales materials and enforces compliance procedures to mitigate any exposure to potential litigation. The Company and its life insurance subsidiaries are members of the Insurance Marketplace Standards Association, an organization which advocates ethical market conduct.

The Company engaged in securities lending transactions to generate additional income. The program was administered by an authorized financial institution and required the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the loaned securities. The Company maintained effective control over all loaned securities and, therefore, continued to report such securities as bonds and common stocks in the statutory statements of admitted assets, liabilities and capital and surplus. The carrying value of bonds loaned as of December 31, 2008 and 2007 were $0 and $25,744 respectively. The carrying value of common stocks loaned as of December 31, 2008 and 2007 were $0 and $28,077, respectively. The fair value of cash collateral held was $0 and $56,998 as of December 31, 2008 and 2007, respectively. Due to unprecedented conditions in the short-term credit market, which created disruptions in prime money market funds, the Company exited its securities lending program during September 2008. There was no non-cash collateral on deposit at December 31, 2008 and 2007.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

9.  Commitments and Contingencies, (continued)
----------------------------------------------
In 2006, the Company entered into an agreement with the FHLB, to enhance investment yields through investment spread strategies and to resolve emergency liquidity needs, if a future need for immediate liquidity would arise. The agreement provides for fixed rate long term advances (lines of credit) up to $20,000 to the Company in return for the purchase of membership stock equal to $1,000. Since 2006, the Company has purchased $3,602 of additional stock as part of this agreement. As of December 31, 2008 and 2007, the Company had issued $100,000 and $12,000, respectively, of funding agreements with the FHLB. Additional funding of $20,000 is available to the Company. The reserves related are reported in deposit-type funds on the statutory statements of admitted assets, liabilities, and capital and surplus of $100,238 and $12,018 as of December 31, 2008 and 2007, respectively. There is $118,167 and $11,454 of collateral pledged at December 31, 2008 and 2007, respectively, as a result of this agreement. The assets and reserves related to the funding agreements are reported in the general account as the Company's strategy is to increase investment income to the general account from the investment spread strategy.

10. Gain or Loss to the Reporting Entity from Uninsured Accident and Health
---------------------------------------------------------------------------
Plans
-----
ASO Plans
The gain from operations from administrative services only (ASO) uninsured plans is as follows for the year ended December 31:

                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Net reimbursement for administrative expenses (including
   administrative fees) in excess of actual expenses            $         4,255  $         3,226  $         3,822
 Total net other income (expense) (including interest paid to
   or received from ASO uninsured plans)                                      -                -                -
 -------------------------------------------------------------------------------------------------------------------
 Net gain from operations                                       $         4,255  $         3,226  $         3,822
 -------------------------------------------------------------------------------------------------------------------
 Total claim payment volume                                     $        93,914  $        82,943  $        65,662
 -------------------------------------------------------------------------------------------------------------------

ASC Plans
The gain from operations from administrative services contract (ASC) uninsured plans is as follows for the year ended December 31:
                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------
 Gross reimbursement for medical cost incurred                 $           648   $           543  $           430
 Other income or expenses (including interest paid
   to or received from plans)                                               41                35               27
 Gross expenses incurred (claims and administrative)                       682               571              452
 -------------------------------------------------------------------------------------------------------------------
 Net gain from operations                                      $             7   $             7  $             5
 ===================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

11.  Direct Premiums Written
----------------------------
The Company has one third party administrator, HealthPlan Services, Inc., for which direct premiums written exceed 5% of total capital and surplus. This administrator writes group accident and health business, does not have an exclusive contract, and has been granted the authority for underwriting, premium collection, and binding authority. The total amount of direct premiums written is $47,013, $44,846 and $43,922 for the years ended December 31, 2008, 2007 and
2006, respectively. The Company did not have any other third party administrators or any managing general agents that exceeded 5% of total surplus for direct written premiums during these periods.

12.  Other Items
----------------
Troubled Debt Restructuring
The Company has several long-term bond holdings with restructured terms. The carrying value at December 31, 2008 and 2007, has been written down to $0, whereby the Company recorded no realized capital losses. The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company's income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method.

Securities on Deposit
Securities with a book/adjusted carrying value of $8,792 and $10,112 at December 31, 2008 and 2007, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

Uncollectibility of Assets
The Company had admitted assets of $1,952 and $953 at December 31, 2008 and 2007, respectively, in accounts receivable for uninsured plans and included with data processing and other admitted assets on the statutory statements of admitted assets, liabilities and capital and surplus. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company's financial condition.

Participating Contracts
Effective October 1, 1998 (the Effective Date) the Company formed a closed block (the Closed Block) of policies, under an arrangement approved by the Department, to provide for dividends on policies that were in force on the Effective Date and which were within the classes of individual policies for which the Company had a dividend scale in effect on the Effective Date. The Closed Block was designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

13.  Leases
-----------
The Company has several noncancellable operating leases for office space and equipment. Rental expense during 2008, 2007 and 2006 for operating leases was $508, $628 and $550, respectively.

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2008:

 -------------------------------------------------------------------------------------------------------------------
     2009                                                                                $          551
     2010                                                                                           533
     2011                                                                                           517
     2012                                                                                           523
     2013 and thereafter                                                                            219
 -------------------------------------------------------------------------------------------------------------------
                                                                                         $        2,343

 -------------------------------------------------------------------------------------------------------------------

14.  Reinsurance
----------------
Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established. The Company conducts reinsurance business with FALIC, Acacia Life, and other non-affiliated companies.

Following is a summary of the transactions through reinsurance operations:

                                                                                  Years Ended December 31
                                                                        --------------------------------------------
                                                                             2008           2007          2006
 -------------------------------------------------------------------------------------------------------------------
 Premium Income:
   Assumed (related party $102, $80 and $115
     in 2008, 2007 and 2006)                                             $     49,678   $     56,885  $     71,398
   Ceded (related party $2,097, $2,125 and $3,955
     in 2008, 2007 and 2006)                                                   31,759         29,233        27,904
 Benefits To Policyowners:
   Assumed (related party $0, $214 and $0 in
     2008, 2007 and 2006)                                                      48,137         47,418        54,910
   Ceded (related party $702, $1,588 and $2,694 in
     2008, 2007 and 2006)                                                      22,146         18,115        18,835
 Policy Reserves:
   Assumed (related party $38 and $36 in
     2008 and 2007)                                                               172            402           N/A
   Ceded (related party $1,091 and $1,061 in
     2008 and 2007)                                                            67,863         63,732           N/A
 -------------------------------------------------------------------------------------------------------------------

The Company is not relieved of its primary liability in the event that a reinsurer is unable to meet the obligations ceded under a reinsurance agreement.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

15.  Changes in Unpaid Claims and Claim Adjustment Expenses
-----------------------------------------------------------
The change in the liability for unpaid accident and health claims and claim adjustment expenses which is reported within reserves for unpaid claims is summarized as follows:

                                                                     2008             2007              2006
 -------------------------------------------------------------------------------------------------------------------

 Balance at January 1                                          $        32,355   $        33,359  $        31,986
 Less reinsurance recoveries                                            (6,487)           (8,776)          (9,929)
 -------------------------------------------------------------------------------------------------------------------
 Net balance at January 1                                               25,868            24,583           22,057
 -------------------------------------------------------------------------------------------------------------------

 Incurred related to:
     Current year                                                      362,372           328,784          299,732
     Prior year                                                         (4,951)           (5,123)          (4,036)
 -------------------------------------------------------------------------------------------------------------------
         Total incurred                                                357,421           323,661          295,696
 -------------------------------------------------------------------------------------------------------------------

 Paid related to:
     Current year                                                      336,143           302,903          275,141
     Prior year                                                         20,916            19,473           18,029
 -------------------------------------------------------------------------------------------------------------------
         Total paid                                                    357,059           322,376          293,170
 -------------------------------------------------------------------------------------------------------------------

 Net balance at December 31                                             26,230            25,868           24,583
 Plus reinsurance recoveries                                             7,803             6,487            8,776
 -------------------------------------------------------------------------------------------------------------------
 Total reserve for unpaid claims                               $        34,033   $        32,355  $        33,359
 ===================================================================================================================

As a result of favorable settlement of prior years' estimated claims, the provision for claims and claim adjustment expenses decreased by $4,951, $5,123 and $4,036 for the years ended December 31, 2008, 2007 and 2006, respectively.

The Company paid assumed reinsurance claims of $46,541, $49,224 and $55,422 and incurred assumed reinsurance claims of $47,854, $46,929 and $54,919 for the years ended December 31, 2008, 2007 and 2006, respectively.

The Company paid ceded reinsurance claims of $532, $549 and $598, and incurred ceded reinsurance claims of $528, $537 and $601 for the years ended December 31, 2008, 2007 and 2006, respectively.

16.  Policy Reserves
--------------------
The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the policy reserve.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

16.  Policy Reserves, (continued)
---------------------------------
As of December 31, 2008 and 2007, respectively, the Company had $1,456,255 and $1,380,130 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $16,891 and $10,679 at December 31, 2008 and 2007, respectively.

17. Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal
---------------------------------------------------------------------
Characteristics
---------------
Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

                                                                                               2008
                                                                                ------------------------------------
                                                                                     Amount          % of Total
 -------------------------------------------------------------------------------------------------------------------
 Subject to discretionary withdrawal:
   With fair value adjustment                                                    $       620,185         19.7%
   At book value less current surrender charge of 5% or more                              69,510          2.2%
    At fair value                                                                      1,955,662         62.2%
 -------------------------------------------------------------------------------------------------------------------
 Total with adjustment or at fair value                                                2,645,357         84.1%
   At book value without adjustment  (minimal or no charge)                              409,788         13.0%
 Not subject to discretionary withdrawal                                                  91,847          2.9%
 -------------------------------------------------------------------------------------------------------------------
 Total gross                                                                     $     3,146,992        100.0%
 Reinsurance ceded                                                                        (2,739)
 -------------------------------------------------------------------------------------------------
 Total Net                                                                       $     3,144,253
 =================================================================================================

                                                                                               2007
                                                                                ------------------------------------
                                                                                     Amount          % of Total
 -------------------------------------------------------------------------------------------------------------------
 Subject to discretionary withdrawal:
   With fair value adjustment                                                    $       509,088         13.2%
   At book value less current surrender charge of 5% or more                             517,349         13.4%
   At fair value                                                                         976,074         25.4%
 -------------------------------------------------------------------------------------------------------------------
 Total with adjustment or at fair value                                                2,002,511         52.0%
   At book value without adjustment  (minimal or no charge)                            1,786,644         46.3%
 Not subject to discretionary withdrawal                                                  65,034          1.7%
 -------------------------------------------------------------------------------------------------------------------
 Total gross                                                                     $     3,854,189        100.0%
 Reinsurance ceded                                                                          (165)
 -------------------------------------------------------------------------------------------------
 Total Net                                                                       $     3,854,024
 =================================================================================================

In 2008, the Company reported Separate Account reserves and deposit-type liabilities separately from the general account reserves and deposit-type liabilities in the above table, while in 2007, the Company reported the reserves and deposit-type liabilities according to the entire policy irregardless of the policyholders' investment selection.

                                       43

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

17. Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal
---------------------------------------------------------------------
Characteristics, (continued)
----------------------------
The following information is obtained from the applicable Exhibit in the
Company's December 31 Annual Statement and related Separate Accounts Annual
Statement, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the statutory statements of admitted assets, liabilities and capital and surplus as of December 31:

                                                                                      2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Life and Accident and Health Annual Statement:
 Exhibit 5, Annuities Section, Total (net)                                       $       980,638  $       871,765
 Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)          10,520           10,735
 Exhibit 7, Deposit-Type Contracts, Line 14, Column 1                                    197,433          109,239
 -------------------------------------------------------------------------------------------------------------------
                                                                                       1,188,591          991,739
 Separate Accounts Annual Statement:
 Exhibit 3, Line 0299999, Column 2                                                     1,955,662        2,862,285
 -------------------------------------------------------------------------------------------------------------------
 Total                                                                           $     3,144,253  $     3,854,024
 ===================================================================================================================

18.  Premium and Annuity Considerations Deferred and Uncollected
----------------------------------------------------------------
Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

                                               2008                      2007                      2006
                                    --------------------------------------------------------------------------------
                Type                    Gross       Net of        Gross       Net of        Gross        Net of
                                                    Loading                   Loading                    Loading
 -------------------------------------------------------------------------------------------------------------------
 Ordinary new business               $         1  $         1  $        23  $        20  $        71   $        60
 Ordinary renewal                          5,313        4,913        4,838        4,430        5,221         4,785
 -------------------------------------------------------------------------------------------------------------------
 Totals                              $     5,314  $     4,914  $     4,861  $     4,450  $     5,292   $     4,845
 ===================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

19.  Separate Accounts
----------------------
Information regarding the nonguaranteed separate accounts of the Company is as follows:

                                                                         2008            2007            2006
 -------------------------------------------------------------------------------------------------------------------
 For the years ended December 31:
     Premiums, considerations or deposits                           $      602,252  $      480,315  $      605,460
 -------------------------------------------------------------------------------------------------------------------
 At December 31:
 Reserves by valuation basis
     Fair value                                                     $    2,389,646  $    3,604,435
 ===================================================================================================

 Reserves by withdrawal characteristic:
 Subject to discretionary withdrawal
     At book value without fair value adjustment and with current
      surrender charge of 5% or more                                $            -  $      418,760
     At fair value                                                       2,389,646         976,074
     At book value without adjustment (minimal or no charge)                     -       2,208,875
 ---------------------------------------------------------------------------------------------------
 Sub-total                                                          $    2,389,646  $    3,603,709
 Not subject to discretionary withdrawal                                         -             726
 ---------------------------------------------------------------------------------------------------
 Total                                                              $    2,389,646  $    3,604,435
 ===================================================================================================

In 2008 and 2007, the Company's reserves in the above table were classified as explained in Note 17.

 -------------------------------------------------------------------------------------------------------------------
 Reconciliation of net transfers to (from) separate accounts at December 31:
 Transfers as reported in the statutory statement of operations of the separate accounts annual statement:
     Transfers to separate accounts                                  $      602,252 $      480,315  $      605,460
     Transfers from separate accounts                                      (512,423)      (447,861)       (424,724)
 -------------------------------------------------------------------------------------------------------------------
     Net transfers to separate accounts                                      89,829         32,454         180,736
 -------------------------------------------------------------------------------------------------------------------
 Net transfers as reported in the statutory statements of            $       89,831 $       32,454  $      180,736
   operations of the Company
 -------------------------------------------------------------------------------------------------------------------
 Reconciling adjustments                                                         (2)             -               -
 -------------------------------------------------------------------------------------------------------------------
     Net transfers                                                   $       89,829 $       32,454  $      180,736
 ===================================================================================================================

20.  EDP Equipment and Software
-------------------------------
Electronic data processing ("EDP") equipment and operating and nonoperating software consisted of the following at December 31:

                                                                                          2008           2007
 -------------------------------------------------------------------------------------------------------------------
 Electronic data processing equipment                                                $       12,926  $       12,895
 Operating system software                                                                    4,225           3,868
 Nonoperating system software                                                                27,334          18,468
 -------------------------------------------------------------------------------------------------------------------
     Subtotal                                                                                44,485          35,231
 Accumulated depreciation                                                                   (31,008)        (27,316)
 -------------------------------------------------------------------------------------------------------------------
 Balance, net                                                                        $       13,477  $        7,915
 ===================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

20.  EDP Equipment and Software, (continued)
--------------------------------------------
EDP equipment and operating software included in data processing and other admitted assets are $2,297 and $3,189 at December 31, 2008 and 2007, respectively.

Depreciation expense related to EDP equipment and operating and nonoperating software totaled $4,722, $2,978 and $3,020 for the year ended December 31, 2008, 2007 and 2006, respectively.

21. Reconciliation of Statutory Net Income and Surplus to GAAP Net Income and
-----------------------------------------------------------------------------
Equity
------
As described in Note 1, the Company has prepared these financial statements in conformity with statutory accounting practices prescribed or permitted by the Department. These practices differ from accounting principles generally accepted in the United States of America (GAAP). The following tables reconcile statutory net income to GAAP net income and statutory surplus to GAAP equity.

                                                                         2008            2007            2006
 -------------------------------------------------------------------------------------------------------------------
 Statutory net income (loss) as reported                            $      (71,982) $       77,195  $       72,461
 Insurance reserves                                                         48,357           3,751           2,777
 Deferred policy acquisition costs                                         (21,574)         (4,196)         15,657
 Deferred income taxes and other tax reclassifications                      15,090              (7)         (5,266)
 Statutory investment reserves                                              (5,781)           (463)           (437)
 Goodwill amortization                                                       1,079           1,080           1,079
 Income related to investments                                             (38,287)          6,098           1,587
 Earnings of subsidiaries                                                      (36)          4,887           2,561
 Other                                                                         363            (867)         (1,131)
 -------------------------------------------------------------------------------------------------------------------
 GAAP net income (loss)                                             $      (72,771) $       87,478  $       89,288
 ===================================================================================================================

                                                                         2008            2007            2006
 -------------------------------------------------------------------------------------------------------------------
 Statutory surplus as reported                                      $      710,625  $      878,120  $      826,051
 Insurance reserves                                                        (56,443)       (104,391)       (110,975)
 Deferred policy acquisition costs                                         251,153         262,741         272,602
 Deferred income taxes                                                     (30,828)        (58,652)        (62,809)
 Valuation of investments                                                 (120,854)         (5,545)        (13,420)
 Statutory investment reserves                                               1,537          70,926          65,242
 Goodwill                                                                   (3,508)         (4,587)         (5,667)
 Subsidiary equity                                                          13,127          13,065             974
 Statutory non-admitted assets                                             104,122          55,027          48,266
 Post retirement and pension benefit obligations                           (38,544)        (21,490)              -
 Other                                                                      (2,226)         (6,427)         (5,046)
 -------------------------------------------------------------------------------------------------------------------
 GAAP equity                                                        $      828,161  $    1,078,787  $    1,015,218
 ===================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
(in thousands)
--------------------------------------------------------------------------------

22.  Correction of Errors
-------------------------
Subsequent to the issuance of the Company's 2006 statutory financial statements, the Company's management determined that there was an error in the calculation of reinsurance assumed reserves and reinsurance ceded premium income on term life products with one reinsurer. As a result, unassigned surplus and net income as reported in the Company's statutory financial statements and its statutory filing with the Department at December 31, 2006 were overstated by $1,292, net of taxes of $696. As the amount is not material to the prior year financial statements, in accordance with SSAP No. 3, "Accounting Changes and Corrections of Errors", it is recorded in unassigned surplus during the year ended December 31, 2007.

23.  Subsequent Event
---------------------
At the February 2009 Board of Directors meetings, the Company's Board, along with the respective Boards of UNIFI, AHC, and UCL, approved a repositioning between the Company and UCL whereby AHC will transfer the stock of UCL to the Company effective upon the approval of the Department and the Insurance Department of the State of Ohio. In a concurrent event, UCL will request approval to redomesticate from the State of Ohio to the State of Nebraska. After the repositioning, UCL will become a wholly owned subsidiary of the Company and the Company will contribute up to $100 million to UCL as additional paid-in capital to UCL.

INDEPENDENT AUDITORS' REPORT ON SUPPLEMENTAL SCHEDULES


To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

Our 2008 audit was conducted for the purpose of forming an opinion on the basic 2008 statutory financial statements taken as a whole. The supplemental schedule of selected financial data, the supplemental summary investment schedule, and the supplemental investment risks interrogatories as of and for the year ended December 31, 2008 are presented for purposes of additional analysis and are not a required part of the basic 2008 statutory financial statements. These schedules are the responsibility of the Company's management. Such schedules have been subjected to the auditing procedures applied in our audit of the basic 2008 statutory financial statements. The effects on these schedules of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. Accordingly, in our opinion, such schedules do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the information shown therein. However, in our opinion, such schedules are fairly stated in all material respects when considered in relation to the basic 2008 statutory financial statements taken as a whole.



Lincoln, Nebraska
March 17, 2009

PART C

                                OTHER INFORMATION

     Item 26.     Exhibits

     Exhibit
     Number       Description of Exhibit
     -------      ----------------------
     (a) (1)      Board of Directors Resolution of Ameritas Variable Life
                  Insurance Company Establishing Ameritas Variable Separate
                  Account V (formerly known as Ameritas Variable Life Insurance
                  Company Separate Account V). (1)
     (a) (2)      Resolution of Board of Directors of Ameritas Life
                  Insurance Corp. authorizing the transfer of Ameritas Variable
                  Life Insurance Company Separate Account V to Ameritas Life
                  Insurance Corp. (2)
     (b)          Custodian Agreements. Not Applicable.
     (c)          Principal Underwriting Agreement and Amendment. (1,) (2)
     (d)          Form of Policy.(3)
     (e)          Form of Application.(3)
     (f)          Articles of Incorporation of Ameritas Life Insurance Corp. (4)
                  Bylaws of Ameritas Life Insurance Corp. (5)
     (g)          Reinsurance Agreement.  Not Applicable.
     (h)          Participation Agreements:
                 (1)  AIM Variable Insurance Funds. (6)
                 (2)  The Alger American Fund. (7)
                 (3)  American Century Investments. (3)
                 (4)  Calvert Variable Series, Inc. (3)
                 (5)  DWS Variable Series I and II. (8)
                 (6)  Fidelity Variable Insurance Products Funds. (8)
                 (7)  Franklin Templeton Variable Insurance Products Trust. (6)
                 (8)  MFS Variable Insurance Trust. (1)
                 (9)  Neuberger Berman Advisers Management Trust. (4)
                 (10) Oppenheimer Variable Account Funds. (6)
                 (11) PIMCO Variable Insurance Trust. (8)
                 (12) Summit Mutual Funds, Inc.(3)
                 (13) T. Rowe Price Equity Series, Inc.(3)
                 (14) Third Avenue Variable Series Trust.(3)
                 (15) The Universal Institutional Funds, Inc. (1)
                 (16) Ivy Funds Variable Insurance Portfolios, Inc. (9)
     (i)  Administrative Contracts. (10)
     (j)  Other Material Contracts: Powers of Attorney. (6)
     (k)  Legal Opinion.
     (l)  Actuarial Opinion. Not applicable.
     (m)  Calculation. Not applicable.
     (n) Consents of Independent Auditors and Independent Registered Public Accounting Firm.
     (o)  No financial statements are omitted from Item 24.
     (p)  Initial Capital Agreements. Not applicable.
     (q) Transfer and Redemption Procedures Pursuant to Rule 6e-3(T)(b)(12)(iii). (6)

Footnotes:
1. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 initial Registration Statement No. 333-15585, filed on November 6, 1996, EX-99.A1, EX-99.A3A, EX-99.A8C, EX-99.A8D.
2. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement No. 333-142483 filed on May 1, 2007, EX-99.A, EX-99.C, EX-99.D, EX-99.H.
3. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Registration Statement No. 333-151913 submitted to the SEC on June 25, 2008, EX. 99.D, E, H.2, H.3, H.4, H.5, and H.6.
4. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 initial Registration Statement No. 333-05529, filed on June 7, 1996, EX-99.B6A, EX-99.B8A.
5. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 4 for Registration Statement No. 333-05529, filed on February 26, 1999, EX-99.(6)(B).
6. Incorporated by reference to Ameritas Variable Separate Account V Form N6-A Pre-Effective Amendment No. 1 for registration Statement No. 333-151913, filed on November 12, 2008 EX.99.H.5, H.6, H.7, H.8, and H.11.
7. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 Pre-Effective Amendment No. 1 to Registration Statement No. 333-15585, filed on January 17, 1997, EX-99.A8B.
8. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Pre-Effective Amendment No. 1 to Registration Statement No. 333-151912 submitted to the SEC on October 28, 2008, EX.99.H.1, H.2, and .H.3.

9. Incorporated by reference to Carillon Life Account Form N-6 Pre-Effective Amendment No. 1 to Registration Statement No. 333-151914 submitted to the SEC on November 12, 2008 EX.99.H.2.
10. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration No. 333-142485, filed on July 23, 2008, EX-99.H.

Item 27.   Directors and Officers of the Depositor

           Name and Principal               Position and Offices
           Business Address*                with Depositor
           -----------------                --------------
           JoAnn M. Martin                  Director, Chair, President & Chief Executive Officer
           James P. Abel                    Director
           William W. Cook, Jr.             Director
           Bert A. Getz                     Director
           James R. Knapp                   Director
           Tonn M. Ostergard                Director
           Paul C. Schorr, III              Director
           Winston J. Wade                  Director
           Kurt Allen                       Senior Vice President & Chief Marketing Officer, Individual &
                                            Retirement Plans
           Robert C. Barth                  Senior Vice President, & Chief Financial Officer
           Jan M. Connolly                  Senior Vice President & Corporate Secretary
           Nancy A. Dalessio                Senior Vice President & Chief Information Officer
           Raymond M. Gilbertson            Vice President, Corporate Compliance
           Arnold D. Henkel                 Senior Vice President, Individual Distribution
           Dale D. Johnson                  Senior Vice President and Corporate Actuary
           Robert P. Kocher                 Senior Vice President, Strategic Thinking
           Robert G. Lange                  Vice President, General Counsel & Assistant Secretary
           William W. Lester                Senior Vice President, Investments & Treasurer
           Kevin W. O'Toole                 Senior Vice President
           Robert-John H. Sands             Senior Vice President
           Janet L. Schmidt                 Senior Vice President, Human Resources
           Steven J. Valerius               Senior Vice President, Individual & Retirement Plans
           Kenneth L. VanCleave             President, Group Division

* Principal business address: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

Name of Corporation (state where organized)                            Principal Business

UNIFI Mutual Holding Company (NE)......................................mutual insurance holding company
     Ameritas Holding Company (NE).....................................stock insurance holding company
         Acacia Life Insurance Company (DC)............................life insurance company
              Acacia Financial Corporation (MD)........................holding company
                  Acacia Federal Savings Bank (DE).....................federally chartered bank
                     Acacia Service Corp. (VA).........................deposit solicitation
                  Calvert Group, Ltd. (DE).............................holding company
                     Calvert Asset Management Company, Inc. (DE).......asset management services
                     Calvert Shareholder Services, Inc. (DE)...........administrative services
                     Calvert Administrative Services Company (DE)......administrative services
                     Calvert Distributors, Inc. (DE)...................broker-dealer

         Ameritas Life Insurance Corp. (NE)............................life/health insurance company
              Ameritas Investment Corp. (NE)...........................securities broker dealer and investment adviser owned by Ameritas Life Insurance
                                                                       Corp. (80%) and Centralife Annuities
                                                                       Service, Inc. (20%)
              First Ameritas Life Insurance Corp. of New York (NY).....life insurance company
              Pathmark Administrators, Inc. (NE).......................third-party administrator

         The Union Central Life Insurance Company (OH).................life insurance company
              Union Central Mortgage Funding, Inc. (OH)................mortgage loan and servicing
              PBRA, Inc. (CA)..........................................holding company
                  Price, Raffel & Browne Administrators, Inc. (DE)     pension administration services
              Summit Investment Partners, Inc. (OH)....................investment adviser

         Summit Investment Advisors, Inc. (NE).........................investment adviser

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 29.      Indemnification

Ameritas Life Insurance Corp.'s By-laws provide as follows:

         "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

         Section 21-20,103 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation against liability by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

         In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.      Principal Underwriter

a) Ameritas Investment Corp. ("AIC") serves as the principal underwriter for the variable life insurance contracts issued through Ameritas Variable Separate Account V, as well as Ameritas Variable Separate Account VL, Ameritas Life Insurance Corp. Separate Account LLVL, First Ameritas Variable Life Separate Account, and Carillon Life Account. AIC also serves as the principal underwriter for variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, Ameritas Life Insurance Corp. Separate Account LLVA, First Ameritas Variable Annuity Separate Account, and Carillon Account.

b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

          Name and Principal                         Positions and Offices
          Business Address                           With Underwriter
          ----------------                           ----------------
          JoAnn M. Martin*                           Director, Chair
          Salene Hitchcock-Gear*                     Director, President & Chief Executive Officer
          Kent M. Campbell**                         Director
          Robert C. Barth*                           Director
          William W. Lester*                         Director, Vice President & Treasurer
          Billie B. Beavers***                       Senior Vice President
          Cheryl L. Heilman*                         Vice President, Chief Operating Officer
          Robert G. Lange*                           Vice President, Secretary, & General Counsel
          Bruce D. Lefler***                         Senior Vice President, Public Finance
          Gregory C. Sernett*                        Vice President, Chief Compliance Officer, and Assistant
                                                     Secretary

         *      Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
         **     Principal business address: Aviva USA, 611 Fifth Avenue, Des Moines, Iowa 50309.
         ***    Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222,
                Omaha, Nebraska 68114.

(c) Compensation From the Registrant.

          (1)                         (2)                     (3)                     (4)               (5)
                                                         Compensation on
                                Net Underwriting       Events Occasioning
     Name of Principal           Discounts and         the Deduction of a           Brokerage           Other
     Underwriter                 Commissions          Deferred Sales Load         Commissions       Compensation
     -----------------          ----------------      -------------------         -----------       ------------
     Ameritas Investment
     Corp. ("AIC")                $7,530,002                   $0                    $6,339           $149,432

          (2)+(4)+(5) = Gross variable life compensation received by AIC.
          (2) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.
          (4) = Sales compensation received by AIC for retail sales.
          (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 31. Location of Accounts and Records

         The Books, records and other documents required to be maintained by
         Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 32. Management Services

         There are no additional management services contracts that are not discussed in Part A or B of the registration statement.

Item 33. Fee Representation

         Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Ameritas Variable Separate Account V, certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 1 to Registration Statement No. 333-151913 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 9th day of April, 2009.

                                AMERITAS VARIABLE SEPARATE ACCOUNT V, Registrant

                                        AMERITAS LIFE INSURANCE CORP., Depositor



                                        By:         JoAnn M. Martin*
                                           -------------------------
                                                  Chair of the Board


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 9, 2009.

     SIGNATURE                              TITLE

     JoAnn M. Martin *                  Director, Chair, President & Chief Executive Officer
     James P. Abel *                    Director
     William W. Cook, Jr. *             Director
     Bert A. Getz *                     Director
     James R. Knapp *                   Director
     Tonn M. Ostergard *                Director
     Paul C. Schorr, III *              Director
     Winston J. Wade *                  Director
     Robert C. Barth *                  Senior Vice President, & Chief Financial Officer
     Jan M. Connolly*                   Senior Vice President & Corporate Secretary
     William W. Lester *                Senior Vice President, Investments & Treasurer

     /S/Robert G. Lange
     ------------------
     Robert G. Lange                    Vice President, General Counsel & Assistant Secretary

* Signed by Robert G. Lange under Powers of Attorney executed effective as of August 27, 2008.

                                  Exhibit Index

     Exhibit


     (c) (2)  Selling Agreement

     (k)      Legal Opinion

     (n) Consents of Independent Auditors and Independent Registered Public Accounting Firm